UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Item 1.	Schedule of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.1%
Domestic Equity Investment Companies - 62.1%

VALIC Co. I Value Fund	372,767	$4,998,800
VALIC Co. I Stock Index Fund	159,490	6,347,689
VALIC Co. II Capital Appreciation Fund	2,116,866	23,010,338
VALIC Co. II Large Cap Value Fund	862,459	14,282,318
VALIC Co. II Small Cap Growth Fund	25,947	396,730
VALIC Co. II Small Cap Value Fund	9,452	158,692

Total Domestic Equity Investment Companies
(cost $43,644,426)		49,194,567

Fixed Income Investment Company - 3.0%

VALIC Co. II Core Bond Fund
(cost $2,385,679)	234,521	2,380,389

International Equity Investment Company - 35.0%

VALIC Co. I International Equities Fund†
(cost $24,463,435)	2,459,797	27,771,108

TOTAL INVESTMENTS
(cost $70,493,540)(2)	100.1%	79,346,064
Liabilities in excess of other assets	(0.1)	(74,748)

NET ASSETS	100.0%	$79,271,316

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.8%
Advertising Agency - 0.9%

Omnicom Group, Inc.	6,800	$716,040

Aerospace/Defense - 1.8%

Lockheed Martin Corp.	14,400	1,412,640

Agricultural Chemicals - 2.1%

Monsanto Co.	26,100	1,607,760

Airlines - 0.5%

AMR Corp.†	14,900	422,415

Apparel Manufacturer - 1.7%

Coach, Inc.†	26,500	1,361,040

Banks-Commercial - 1.7%

Synovus Financial Corp.	40,500	1,338,930

Banks-Fiduciary - 1.0%

State Street Corp.	11,800	805,586

Banks-Super Regional - 0.6%

US Bancorp	14,200	491,036

Beverages-Non-alcoholic - 2.9%

The Coca-Cola Co.	42,000	2,225,580

Cable TV - 2.2%

DIRECTV Group, Inc.†	73,700	1,721,632

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	11,900	934,864

Computers - 5.6%

Apple Computer, Inc.†	18,200	2,212,392
Hewlett-Packard Co.	46,500	2,125,515

		4,337,907

Computers-Memory Devices - 2.2%

EMC Corp.†	102,600	1,732,914

Data Processing/Management - 3.3%

Mastercard, Inc., Class A	6,900	1,031,895
Paychex, Inc.	38,700	1,563,480

		2,595,375

Diversified Manufactured Operations - 1.1%

Illinois Tool Works, Inc.	15,600	822,432

E-Commerce/Products - 1.3%

Amazon.com, Inc.†	14,500	1,002,530

E-Commerce/Services - 1.3%

eBay, Inc.†	30,700	999,592

Engineering/R&D Services - 3.5%

McDermott International, Inc.†	35,100	2,737,800

Enterprise Software/Service - 3.6%

BMC Software, Inc.†	32,000	1,060,480
Oracle Corp.†	89,100	1,726,758

		2,787,238

Finance-Investment Banker/Broker - 12.0%

Charles Schwab Corp.	85,900	1,930,173
Citigroup, Inc.	27,500	1,498,475
J.P. Morgan Chase & Co.	25,600	1,326,848
Merrill Lynch & Co., Inc.	18,500	1,715,505
Morgan Stanley	33,700	2,865,848

		9,336,849

Finance-Other Services - 1.8%

Chicago Merchantile Exchange Holdings, Inc., Class A	2,600	1,380,600

Internet Infrastructure Software - 1.2%

Akamai Technologies, Inc.†	21,800	963,778

Investment Management/Advisor Services - 2.4%

Franklin Resources, Inc.	13,500	1,832,490

Medical Products - 4.2%

Johnson & Johnson	24,600	1,556,442
Stryker Corp.	24,500	1,649,095
Zimmer Holdings, Inc.†	1,000	88,060

		3,293,597

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.†	13,600	766,088
Genentech, Inc.†	1,900	151,563

		917,651

Medical-Drugs - 4.1%

Bristol-Myers Squibb Co.	38,000	1,151,780
Schering-Plough Corp.	63,400	2,075,716

		3,227,496

Metal Processors & Fabrication - 5.4%

Precision Castparts Corp.	35,300	4,220,468

Metal-Aluminum - 1.5%

Alcoa, Inc.	28,500	1,176,480

Multimedia - 1.9%

The Walt Disney Co.	41,700	1,477,848

Networking Products - 3.3%

Cisco Systems, Inc.†	96,200	2,589,704

Oil Field Machinery & Equipment - 1.8%

Grant Prideco, Inc.†	8,600	488,394
National-Oilwell Varco, Inc.†	9,700	916,165

		1,404,559

Oil-Field Services - 2.4%

Schlumberger, Ltd.	23,500	1,829,945

Real Estate Management/Services - 0.4%

CB Richard Ellis Group, Inc., Class A†	8,000	297,760

Retail-Apparel/Shoe - 0.6%

Nordstrom, Inc.	9,300	482,949

Retail-Discount - 1.5%

Wal-Mart Stores, Inc.	25,300	1,204,280

Retail-Drug Store - 1.7%

Walgreen Co.	28,700	1,295,231

Retail-Regional Department Stores - 1.5%

Kohl’s Corp.†	15,800	1,190,056

Savings & Loans/Thrifts - 1.1%

Washington Mutual, Inc.	19,200	839,424

Steel-Specialty - 2.1%

Allegheny Technologies, Inc.	14,200	1,641,378

Telecommunication Equipment - 1.0%

Harris Corp.	15,600	778,752

Telephone-Integrated - 1.3%

Qwest Communications International, Inc.†	95,200	979,608

Therapeutics - 2.6%

Gilead Sciences, Inc.†	24,900	2,060,973

Transport-Services - 1.8%

C.H. Robinson Worldwide, Inc.	25,900	1,403,262

Web Portals/ISP - 1.3%

Google, Inc. Class A†	2,100	1,045,275

X-Ray Equipment - 1.2%

Hologic, Inc.†	17,300	935,757

Total Long-Term Investment Securities
(cost $61,881,236)		77,859,481

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $253,034 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $261,296 (cost $253,000)	253,000	253,000

TOTAL INVESTMENTS
(cost $62,134,236)(1)	100.1%	78,112,481
Liabilities in excess of other assets	(0.1)	(97,259)

NET ASSETS	100.0%	$78,015,222

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.2%
Domestic Equity Investment Companies - 50.1%

VALIC Co. I Value Fund	195,543	$2,622,230
VALIC Co. I Stock Index Fund	102,360	4,073,939
VALIC Co. II Capital Appreciation Fund	861,531	9,364,837
VALIC Co. II Large Cap Value Fund	353,471	5,853,483
VALIC Co. II Small Cap Growth Fund	64,313	983,345
VALIC Co. II Small Cap Value Fund	30,678	515,087

Total Domestic Equity Investment Companies
(cost $20,797,314)		23,412,921

Fixed Income Investment Company - 42.1%

VALIC Co. II Core Bond Fund
(cost $19,376,872)	1,937,687	19,667,523

International Equity Investment Company - 8.0%

VALIC Co. I International Equities Fund†
(cost $3,342,472)	331,796	3,745,979

TOTAL INVESTMENTS
(cost $43,516,658)(2)	100.2%	46,826,423
Liabilities in excess of other assets	(0.2)	(73,709)

NET ASSETS	100.0%	$46,752,714

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II CORE BOND FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 8.4%
Diversified Financial Services - 8.4%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(1)	$2,930,270	$2,916,129
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(1)	2,940,994	2,947,770
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(2)	650,000	640,183
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38	76,000	70,508
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.93% due 02/11/44*(2)	815,000	746,530
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.93% due 09/11/38*(2)(3)	445,000	423,280
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	192,853	186,917
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(2)	1,403,000	1,354,471
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	739,000	731,387
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 07/25/34	910,000	904,455
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(2)	300,000	298,547
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(1)	773,617	761,158
Merrill Lynch Mtg. Invester Trust, Series 2007-5, Class H 6.12% due 08/25/48	390,000	345,164
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(2)	680,000	659,522
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(2)	480,000	465,499
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(4)	500,000	493,065
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	198,270	189,608
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F
5.66% due 09/15/21*(2)(5)	1,065,000	1,065,498
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.77% due 07/15/45(2)	315,000	316,692
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)	548,634	550,681

Total Asset Backed Securities
(cost $16,290,349)		16,067,064

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc.
Notes
7.50% due 08/15/09(4)(6)(7)
(cost $25,000)	25,000	25,000

CORPORATE BONDS & NOTES - 32.7%
Aerospace/Defense - 0.3%

Raytheon Co. Senior Notes 6.75% due 08/15/07	233,000	233,533
Raytheon Co. Senior Notes 6.75% due 03/15/18	322,000	347,790

		581,323

Aerospace/Defense-Equipment - 0.3%

United Technologies Corp. Senior Notes 6.10% due 05/15/12	594,000	610,256

Agricultural Chemicals - 0.1%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	20,000	20,000
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	50,000	50,125
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	95,000	99,038

		169,163

Airlines - 0.3%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	145,000	146,450
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	500,000	456,305

		602,755

Auto-Cars/Light Trucks - 0.3%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.69% due 03/13/09(5)	170,000	170,295

Ford Motor Co. Debentures 6.38% due 02/01/29	160,000	119,600
Ford Motor Co. Notes 7.45% due 07/16/31	20,000	16,450
General Motors Corp. Debentures 8.25% due 07/15/23	80,000	74,700
General Motors Corp. Senior Bonds 8.38% due 07/15/33	191,000	177,630

		558,675

Banks-Commercial - 1.0%

Colonial Bank NA Sub. Notes 6.38% due 12/01/15	170,000	172,494
Compass Bank Notes 5.50% due 04/01/20	300,000	289,800
First Maryland Capital II Company Guar. Notes 6.21% due 02/01/27(5)	159,000	156,329
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	249,138
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	120,000	119,928
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	292,000	288,746
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	170,000	164,591
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	293,000	295,394
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	170,809
US Bank NA Notes 3.90% due 08/15/08	32,000	31,374

		1,938,603

Banks-Money Center - 0.1%

RBS Capital Trust I Bank Bank Guar. Bonds 4.71% due 07/01/13(5)(8)	180,000	169,517

Banks-Super Regional - 0.5%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	304,000	296,475
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	569,000	568,860
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	138,000	138,749

		1,004,084

Brewery - 0.2%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	322,000	307,157

Broadcast Services/Program - 0.0%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	55,000	55,963

Building Products-Air & Heating - 0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	68,000	68,632

Building-Residential/Commerical - 0.4%

Centex Corp. Senior Notes 5.45% due 08/15/12	200,000	192,993
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	600,000	595,661

		788,654

Cable TV - 0.8%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	80,000	81,200
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	74,000	80,290
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	180,000	199,800
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	220,000	216,774
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	890,000	924,946

		1,503,010

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	200,000	186,000
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	25,000	26,000

		212,000

Cellular Telecom - 0.4%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	30,000	31,537
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13(5)	200,000	210,250

Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	324,000	350,338
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(5)	60,000	60,150
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	140,000	144,550

		796,825

Chemicals-Diversified - 0.3%

EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	54,000	51,938
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	230,000	230,783
Lyondell Chemical Co. Company Guar. 8.00% due 09/15/14	110,000	116,325
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	167,000	193,235

		592,281

Chemicals-Specialty - 0.5%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	125,000	131,406
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	600,000	587,557
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	220,000	231,000
Nalco Co. Senior Notes 7.75% due 11/15/11	75,000	77,625

		1,027,588

Commercial Services - 0.0%

The ServiceMaster Co. Notes 7.88% due 08/15/09	72,000	74,714

Commercial Services-Finance - 0.3%

The Western Union Co. Senior Notes 5.40% due 11/17/11	525,000	518,463

Computer Services - 0.0%

Computer Sciences Corp. Notes 3.50% due 04/15/08	85,000	83,557

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	100,000	103,250

Consumer Products-Misc. - 0.0%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	30,000	30,750

Containers-Paper/Plastic - 0.3%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	25,563
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	146,000	146,365
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	475,000	478,562

		650,490

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	95,000	99,750

Diversified Financial Services - 0.1%

AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	150,000	151,174

Diversified Manufactured Operations - 0.2%

Crane Co. Senior Notes 6.55% due 11/15/36	350,000	341,953

Diversified Operations - 0.1%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	195,000	193,622

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	43,083	42,501

Electric-Generation - 0.1%

The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	204,725

Electric-Integrated - 4.4%

American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07	90,000	89,835
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	190,000	190,251
Commonwealth Edison Co. 1st Mtgs. Bonds 5.90% due 03/15/36	400,000	375,547
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	590,000	584,105
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	170,000	168,037

Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	165,000	165,076
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(5)	266,000	268,677
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	150,000	147,377
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	145,000	139,901
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	255,000	254,376
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	89,453	101,641
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	540,000	504,242
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	116,000	116,046
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	490,000	505,628
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	123,306
PSI Energy, Inc. Debentures 7.85% due 10/15/07	287,000	289,084
Public Service Electric & Gas Co. 1st Mtg. Bonds 5.80% due 05/01/37	2,000,000	1,937,836
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	268,000	257,564
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(6)(7)	150,000	0
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	157,000	153,610
Virginia Electric and Power Co. Senior Notes 6.00% due 05/15/37	2,000,000	1,949,742

		8,321,881

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	100,000	104,750
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	100,000	100,125

		204,875

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	95,000	94,763

Finance-Auto Loans - 0.6%

Ford Motor Credit Co. Senior Notes 6.63% due 06/16/08	105,000	105,095
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	19,000	18,714
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	310,000	311,079
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	285,000	284,086
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	355,000	357,677
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	12,000	12,058

		1,088,709

Finance-Commercial - 0.0%

Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	79,000	79,804

Finance-Consumer Loans - 0.5%

HSBC Finance Corp. Notes 4.75% due 07/15/13	532,000	506,130
John Deere Capital Corp. Debentures 5.10% due 01/15/13	528,000	516,453

		1,022,583

Finance-Credit Card - 0.4%

Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	684,000	706,127

Finance-Investment Banker/Broker - 0.8%

Citigroup, Inc. Senior Notes 5.88% due 05/29/37	420,000	410,447
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	410,000	406,080
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	650,000	638,814

		1,455,341

Finance-Mortgage Loan/Banker - 1.4%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	330,000	332,023
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	490,000	462,470
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	155,000	154,629
Residential Capital LLC Senior Notes 6.50% due 06/01/12	648,000	644,442
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	160,000	158,139
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	877,000	881,513

		2,633,216

Food-Dairy Products - 0.0%

Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	24,938

Food-Misc. - 0.1%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	150,000	149,904

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16	205,000	201,669

Home Furnishings - 0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	25,500
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	43,000	36,658

		62,158

Independent Power Producers - 0.3%

Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	380,000	402,800
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	215,000	223,062

		625,862

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	145,000	141,996
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	75,000	76,894

		218,890

Insurance-Life/Health - 0.1%

Americo Life, Inc. Notes 7.88% due 05/01/13*	109,000	111,973
Monumental Global Funding II Notes 5.65% due 07/14/11*	120,000	120,937

		232,910

Insurance-Multi-line - 0.5%

Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	590,000	596,172
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	410,000	401,357

		997,529

Insurance-Property/Casualty - 0.2%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	360,000	355,176

Machinery-Farming - 0.1%

Case Corp. Notes 7.25% due 01/15/16	115,000	120,750

Medical Products - 0.3%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	500,000	507,054
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	85,000	90,614

		597,668

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 6.38% due 06/01/37*	430,000	427,432

Medical-Drugs - 0.7%

Abbott Laboratories Notes 5.88% due 05/15/16	590,000	598,784
American Home Products Corp. Notes 6.95% due 03/15/11	100,000	104,938
Wyeth Bonds 5.50% due 02/01/14	693,000	689,887

		1,393,609

Medical-HMO - 0.2%

Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	158,000	156,145
WellPoint, Inc. Notes 3.75% due 12/14/07	190,564	188,854

		344,999

Medical-Hospitals - 0.3%

HCA, Inc. Senior Notes 6.25% due 02/15/13	300,000	279,375
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	50,000	54,250
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	220,000	241,175

		574,800

Medical-Wholesale Drug Distribution - 0.4%

Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	683,000	670,395

Metal Processors & Fabrication - 0.1%

Timken Co. Notes 5.75% due 02/15/10	133,000	132,300

Metal-Aluminum - 0.4%

Alcoa, Inc. Notes 6.00% due 01/15/12	246,000	246,766
Alcoa, Inc. Bonds 6.50% due 06/15/18	485,000	491,077

		737,843

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	95,000	103,788

Mining - 0.1%

Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	205,000	183,925

Multimedia - 0.8%

Belo Corp. Senior Notes 6.75% due 05/30/13	80,000	82,373
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	397,000	420,226
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	280,000	298,774
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	502,000	597,576
Viacom, Inc. Senior Notes 6.88% due 04/30/36	70,000	69,043

		1,467,992

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	69,131
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	583,000	596,318
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	200,000	222,399

		887,848

Office Automation & Equipment - 0.5%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	75,000	78,187
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	510,000	485,048
Xerox Corp. Senior Notes 5.50% due 05/15/12	390,000	385,185

		948,420

Oil Companies-Exploration & Production - 1.1%

Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	400,000	394,918
Apache Corp. Senior Notes 6.25% due 04/15/12	600,000	617,887
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	465,000	484,763
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	577,807

		2,075,375

Oil Companies-Integrated - 0.4%

Hess Corp. Notes 7.13% due 03/15/33	90,000	96,270
Hess Corp. Bonds 7.88% due 10/01/29	95,000	108,666
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	323,411
Polar Tankers, Inc. Company Guar. Notes 5.95% due 05/10/37*	205,000	198,645

		726,992

Oil Refining & Marketing - 0.2%

The Premcor Refining Group, Inc .. Company Guar. Notes 6.75% due 05/01/14	396,000	407,738

Oil-Field Services - 0.1%

Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	240,000	258,600

Paper & Related Products - 0.1%

Bowater, Inc. Notes 6.50% due 06/15/13	110,000	98,450
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	80,000	79,600
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	20,000	19,950

		198,000

Pipelines - 0.9%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	670,000	716,495
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	220,000	229,350
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	80,000	83,298
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	100,000	105,625
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	257,000	253,181
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	240,000	268,800

		1,656,749

Private Corrections - 0.0%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	75,000	74,156

Publishing-Newspapers - 0.0%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	85,000	75,001

Publishing-Periodicals - 0.1%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	100,000	98,625

Radio - 0.1%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	238,000	244,675

Real Estate Investment Trusts - 0.7%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	210,000	209,119
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	220,000	215,561
Heritage Property Investment Trust Notes 4.50% due 10/15/09	75,000	74,926
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	329,000	315,635
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	185,000	182,260
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	47,000	45,727
Simon Property Group LP Notes 5.38% due 08/28/08	84,000	83,650
Vornado Realty LP Notes 4.50% due 08/15/09	150,000	146,528

		1,273,406

Recycling - 0.1%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	100,000	107,000
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	50,000	52,500

		159,500

Rental Auto/Equipment - 0.3%

Erac USA Finance Co. Notes 7.35% due 06/15/08*	490,000	497,640
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	90,000	93,375

		591,015

Research & Development - 0.1%

Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	95,000	99,750

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 5.88% due 12/16/36	293,000	274,535

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	390,000	383,909

Retail-Drug Store - 0.5%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	400,000	395,044
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	594,749	583,794

		978,838

Retail-Regional Department Stores - 0.3%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	195,000	191,807
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	446,000	438,339

		630,146

Savings & Loans/Thrifts - 1.1%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	81,000	79,277
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	280,000	273,352
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	690,000	656,882
Washington Mutual Preferred Funding II Bonds 6.90% due 06/15/12*(5)(8)	400,000	394,758
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	600,000	596,828
Western Financial Bank Senior Debentures 9.63% due 05/15/12	164,000	176,233

		2,177,330

Special Purpose Entities - 0.9%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	293,000	282,375
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	180,000	171,627
CDX North America High Yield Pass Through Certs. 7.50% due 06/29/12*	125,000	123,350
Consolidated Communications Illinois Senior Notes 9.75% due 04/01/12	300,000	318,000
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(4)(5)	183,000	182,543
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	127,000	121,765
Pricoa Global Funding I Notes 5.30% due 09/27/13*	220,000	216,973
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	219,000	215,339

		1,631,972

Steel-Producers - 0.9%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	370,000	380,115
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	690,000	696,085
United States Steel Corp. Senior Notes 5.65% due 06/01/13	225,000	222,964
United States Steel Corp. Senior Notes 6.05% due 06/01/17	225,000	222,995
United States Steel Corp. Senior Notes 6.65% due 06/01/37	180,000	177,685

		1,699,844

Telecom Services - 0.5%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	264,000	266,849
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	142,087
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	550,000	582,098

		991,034

Telephone-Integrated - 1.2%

AT&T Corp. Senior Notes 7.30% due 11/15/11	640,000	685,655
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	611,235
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	75,000	74,625
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	25,000	27,062
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	95,000	94,950
LCI International, Inc. Senior Notes 7.25% due 06/15/07	245,000	245,000
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	55,000	56,444
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	115,000	127,345
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	335,000	326,922

Verizon New York, Inc. Debentures 6.88% due 04/01/12	80,000	83,363

		2,332,601

Television - 0.1%

Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(5)	120,000	125,100
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	55,000	55,962

		181,062

Transport-Air Freight - 0.4%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	310,196	321,053
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	211,305	237,718
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	260,901	272,968

		831,739

Transport-Rail - 0.7%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55(5)	400,000	376,167
Burlington Northern Santa Fe Corp. Notes 6.15% due 05/01/37	296,000	290,793
Union Pacific Corp. Notes 3.88% due 02/15/09	459,000	447,348
Union Pacific Corp. Debentures 7.00% due 02/01/16	111,000	117,739

		1,232,047

Transport-Services - 0.2%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	90,000	90,031
Ryder System, Inc. Notes 5.85% due 03/01/14	88,000	86,896
Ryder System, Inc. Notes 5.85% due 11/01/16	220,000	213,167

		390,094

Wire & Cable Products - 0.1%

Belden CDT, Inc. Senior Sub Notes 7.00% due 03/15/17*	125,000	127,983

Total Corporate Bonds & Notes
(cost $62,718,271)		62,352,255

FOREIGN CORPORATE BONDS & NOTES - 5.7%
Banks-Commercial - 0.4%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	48,000	48,960
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.92% due 12/30/09(5)(8)	132,000	110,594
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(5)(8)	446,000	444,595
Societe Generale Sub. Notes 5.92% due 04/05/17*(5)(8)	215,000	211,084

		815,233

Banks-Money Center - 0.3%

HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(8)	288,000	289,094
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	165,000	172,805
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(5)(8)	63,000	63,455

		525,354

Broadcast Services/Program - 0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	176,000	184,067

Building Products-Cement - 0.3%

C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(5)(8)	535,000	525,266

Cellular Telecom - 0.0%

America Movil SA de CV Bonds 6.38% due 03/01/35	91,000	91,343

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	100,000	102,214

Diversified Financial Services - 0.3%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	653,000	616,621

Diversified Manufactured Operations - 0.1%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	160,000	167,517

Diversified Operations - 0.2%

Hutchison Whampoa, Ltd. Company Guar. Notes 7.50% due 08/01/27*	280,000	315,773

Electric-Integrated - 0.1%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	210,000	221,039

Finance-Other Services - 0.2%

Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	300,000	300,000
Lukoil International Finance BV Company Guar. Notes 6.66% due 06/07/22*	100,000	100,000

		400,000

Food-Meat Products - 0.1%

JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	104,750

Gas-Distribution - 0.1%

Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	235,000	226,166

Insurance-Multi-line - 0.3%

Aegon NV Sub. Bonds 5.31% due 07/15/14(5)(8)	189,000	163,296
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(8)	200,000	188,480
ING Groep NV Bonds 5.78% due 12/08/15(5)(8)	330,000	323,126

		674,902

Investment Companies - 0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	164,000	163,630

Machinery-Construction & Mining - 0.2%

Atlas Copco AB Bonds 5.60% due 05/22/17*	365,000	360,283

Medical-Drugs - 0.2%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	110,000	105,050
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(5)	60,000	62,400
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	145,000	147,719

		315,169

Metal-Aluminum - 0.1%

Alcan, Inc. Senior Notes 5.75% due 06/01/35	200,000	180,063

Metal-Diversified - 0.1%

Inco, Ltd. Bonds 7.20% due 09/15/32	242,000	261,903

Oil Companies-Exploration & Production - 0.2%

Nexen, Inc. Bonds 6.40% due 05/15/37	332,000	323,151

Paper & Related Products - 0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	95,000	90,725

Pipelines - 0.4%

Enbridge, Inc. Bonds 5.80% due 06/15/14	715,000	714,328
Kinder Morgan Finance Co. Company Guar. Notes 5.70% due 01/05/16	138,000	130,019

		844,347

Real Estate Operations & Development - 0.1%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	166,000	172,039

Satellite Telecom - 0.2%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(5)	140,000	143,150
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(9)	100,000	84,000
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	100,000	85,500

		312,650

Special Purpose Entities - 0.7%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	500,000	625,500
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	260,000	271,604
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	110,000	106,156
SMFG Preferred Capital, Ltd. Sub. Bonds 6.08% due 01/25/17*(5)(8)	272,000	267,662
SovRisc BV Notes 4.63% due 10/31/08*	174,000	172,283

		1,443,205

Telecom Services - 0.1%

Telenet Group Holdings NV Notes 11.50% due 06/15/14*(9)	60,000	57,150

TELUS Corp. Notes 7.50% due 06/01/07	133,000	133,000
TELUS Corp. Notes 8.00% due 06/01/11	45,000	48,136

		238,286

Telephone-Integrated - 0.6%

British Telecommunications PLC Bonds 8.63% due 12/15/30	60,000	80,605
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	505,000	477,515
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	500,000	509,961

		1,068,081

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	180,000	185,464

Total Foreign Corporate Bonds & Notes
(cost $10,991,916)		10,929,241

FOREIGN GOVERNMENT AGENCIES - 1.9%
Sovereign - 1.9%

Federal Republic of Brazil Notes 8.00% due 01/15/18	250,000	279,250
Federal Republic of Brazil Bonds 10.50% due 07/14/14	70,000	89,600
Government of United Kingdom Notes 2.25% due 07/08/08*	123,000	119,110
Province of Quebec Debentures 7.50% due 09/15/29	224,000	277,601
Republic of Argentina Bonds 5.48% due 08/03/12(5)(11)	250,000	183,250
Republic of Argentina Notes 8.28% due 12/31/33	284,117	297,187
Republic of Turkey Notes 9.00% due 06/30/11	65,000	72,150
Republic of Turkey Senior Notes 11.88% due 01/15/30	600,000	934,500
Republic of Venezuela Notes 8.50% due 10/08/14	35,000	37,187
Republic of Venezuela Bonds 9.25% due 09/15/27	800,000	925,200
Russian Federation Bonds 5.00% due 03/31/30*	101,490	113,730
Russian Federation Notes 8.25% due 03/31/10	313,339	326,217
United Mexican States Notes 6.75% due 09/27/34	2,000	2,226

Total Foreign Government Agencies
(cost $3,336,078)		3,657,208

U.S. GOVERNMENT AGENCIES - 33.2%
Federal Home Loan Bank - 0.4%

3.90% due 02/25/08	365,000	361,297
4.50% due 09/08/08	440,000	435,706

		797,003

Federal Home Loan Mtg. Corp. - 13.1%

4.35% due 06/02/08	420,000	416,112
4.45% due 03/06/08	205,000	203,667
4.50% due 11/01/18	561,608	538,905
4.50% due 02/01/19	602,202	577,084
4.50% due 07/01/19	483,006	462,860
4.50% due 08/01/20	414,805	397,104
5.00% due 03/01/19	257,493	251,463
5.00% due 10/01/33	65,699	62,708
5.00% due 06/01/34	1,286,457	1,227,232
5.00% due 12/01/34	416,286	397,122
5.00% due 08/01/35	1,462,668	1,394,254
5.00% due 11/01/35	880,491	839,307
5.00% due 11/01/36	491,523	468,077
5.00% due 01/01/37	643,193	612,511
5.00% due 04/01/37	1,783,129	1,696,990
5.47% due 03/01/36(5)	562,726	561,475
5.50% due 11/01/18	285,034	283,553
5.50% due 10/01/33	704,220	689,560
5.50% due 07/01/34	440,936	431,503
5.50% due 02/01/35	596,400	583,124
5.50% due 07/01/35	19,564	19,128
5.50% due 06/01/37	2,000,000	1,954,922
5.72% due 08/01/36(5)	2,394,858	2,389,199
5.81% due 01/01/37(5)	671,857	671,289
5.85% due 01/01/37(5)	629,059	631,116
6.00% due 07/01/35	647,437	647,625
6.00% due 12/01/36	1,121,874	1,121,775
6.00% due 05/01/37	3,300,000	3,298,791
6.50% due 12/01/32	456,762	468,389
6.50% due 02/01/36	250,038	254,369
6.50% due 09/01/36	12,686	12,890
6.50% due 05/01/37	1,275,000	1,295,485
7.00% due 11/01/16	39,625	40,912
7.00% due 07/01/32	67,307	69,699
7.50% due 12/01/30	6,140	6,419
7.50% due 04/01/31	90,019	94,039
8.00% due 02/01/30	5,535	5,845

8.00% due 07/01/30	2,173	2,295

		25,078,798

Federal National Mtg. Assoc. - 19.5%

3.88% due 02/01/08	315,000	312,039
4.50% due 06/01/18	141,924	136,239
4.66% due 10/01/35(5)	410,088	404,372
4.75% due 12/15/10	202,000	199,395
5.00% due 09/01/18	47,020	45,961
5.00% due 10/01/18	527,733	515,845
5.00% due 12/01/18	252,885	247,187
5.00% due 02/01/20	77,762	75,929
5.00% due 04/01/34	834,945	796,509
5.00% due 01/01/37	987,387	939,689
5.00% due 05/01/37	2,500,000	2,379,230
5.00% due December TBA	3,500,000	3,411,408
5.50% due 10/01/17	95,663	95,213
5.50% due 05/01/18	105,810	105,235
5.50% due 11/01/19	100,825	100,277
5.50% due 12/01/33	628,414	615,305
5.50% due 05/01/34	251,779	246,527
5.50% due 12/01/35	99,063	96,861
5.50% due 02/01/36(5)	480,397	482,180
5.50% due 11/01/36	849,883	830,212
5.50% due 12/01/36	1,528,759	1,485,005
5.50% due 04/01/37	5,200,001	5,077,173
5.50% due 05/01/37	8,961,347	8,749,673
6.00% due 09/01/16	150,435	152,183
6.00% due 12/01/16	38,108	38,551
6.00% due 12/01/33	559,922	562,126
6.00% due 07/01/34	517,189	517,916
6.00% due 10/01/36	5,015,018	5,011,307
6.00% due 11/01/36	1,495,605	1,488,290
6.50% due 02/01/17	66,908	68,474
6.50% due 03/01/17	76,218	78,001
6.50% due 04/01/29	79,517	81,657
6.50% due 06/01/29	143,993	147,869
6.50% due 07/01/32	73,623	75,466
6.50% due 12/01/36	1,419,771	1,442,155
7.00% due 09/01/31	173,071	180,330
7.50% due 11/01/14	565	575

		37,192,364

Government National Mtg. Assoc. - 0.2%

6.50% due 06/15/29	24,261	24,959
6.50% due 10/15/32	283,083	290,978
7.00% due 09/15/28	22,966	24,017

		339,954

Total U.S. Government Agencies
(cost $64,451,401)		63,408,119

U.S. GOVERNMENT TREASURIES - 8.5%
United States Treasury Bonds - 1.5%

4.75% due 02/15/37	1,000,000	959,297
7.25% due 08/15/22	1,572,000	1,925,823

		2,885,120

United States Treasury Notes - 7.0%

4.25% due 11/15/14	3,600,000	3,458,811
4.50% due 05/15/10	3,000,000	2,969,532
4.50% due 04/30/12	2,000,000	1,968,906
4.63% due 10/31/11	2,000,000	1,981,876
4.75% due 02/15/10	3,000,000	2,989,452

		13,368,577

Total U.S. Government Treasuries
(cost $16,404,958)		16,253,697

PREFERRED STOCK - 1.1%
Banks-Money Center - 0.3%

Santander Finance Preferred SA 5.87%*(5)	23,200	558,250

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	10,650	262,842

Diversified Financial Services - 0.2%

General Electric Capital Corp. 8.00%(9)	12,000	280,200

Finance-Mortgage Loan/Banker - 0.1%

Fannie Mae Series O, 7.02%(5)	2,370	124,870

Special Purpose Entity - 0.3%

Structured Repackaged Asset-Backed Trust Securities 5.92%(5)	21,200	496,080

Telephone-Integrated - 0.1%

AT&T, Inc. 6.38%	10,800	268,056

Total Preferred Stock
(cost $2,050,816)		1,990,298

Total Long-Term Investment Securities
(cost $176,268,789)		174,682,882

REPURCHASE AGREEMENT - 12.4%

Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $23,576,123 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.88% due 06/08/07 and having approximate value of $24,282,222 (cost $23,573,000)	23,573,000	23,573,000

TOTAL INVESTMENTS (cost $199,841,789) (12)	103.9%	198,255,882
Liabilities in excess of other assets	(3.9)	(7,499,713)

NET ASSETS	100.0%	$190,756,169

+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $15,854,655 representing 8.31% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Collateralized Mortgaged Obligation
(2)	Commercial Mortgaged Back Security
(3)	Variable Rate Security - the rate reflected is as of May 31, 2007, maturity date reflects the stated maturity date.
(4)	Fair valued security; see Note 1
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007
(6)	Illiquid security
(7)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Par	Acquistion Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$25,000	$25,000	$25,000	$100.00	0.00%
Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	150,000	0	0	$0.00	0.00%

				$25,000		0.00%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate.

Rate shown reflects the increased rate.

(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	The par value of this security is at a ratio of 75.00/100
(12)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

TBA - To be announced

See Notes to Portfolio of Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2007 (Unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.5%
Electronic Components-Semiconductors — 0.2%

Spansion, LLC Senior Sub. Notes 2.25% due 06/15/16*	$525,000	$452,156

Medical Instruments — 0.0%

Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	50,000	50,312

Medical-Biomedical/Gene — 0.1%

Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	75,000	67,594

Medical-Nursing Homes — 0.1%

Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*	125,000	172,969

Telecom Services — 0.1%

ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	250,000	250,000

Total Convertible Bonds & Notes
(cost $944,761)		993,031

CORPORATE BONDS & NOTES — 78.1%
Advertising Services — 0.1%

R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	250,000	246,250

Agricultural Chemicals — 1.3%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	190,000	190,000
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	870,000	872,175
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	1,150,000	1,198,875
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	385,000	409,062

		2,670,112

Airlines — 1.0%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,100,000	1,111,000
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	506,548	521,744
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 04/02/18	78,351	81,681
Delta Air Lines, Inc. Pass Through Certs. Class A-2 7.57% due 11/18/10	150,000	157,125
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	72,099	72,910

		1,944,460

Applications Software — 0.3%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	525,000	593,250

Auto-Cars/Light Trucks — 2.9%

Ford Motor Co. Debentures 6.38% due 02/01/29	2,385,000	1,782,787
Ford Motor Co. Notes 7.45% due 07/16/31	375,000	308,438
General Motors Corp. Debentures 8.25% due 07/15/23	1,260,000	1,176,525
General Motors Corp. Senior Bonds 8.38% due 07/15/33	2,744,000	2,551,920

		5,819,670

Auto/Truck Parts & Equipment-Original — 0.2%

Visteon Corp. Senior Notes 8.25% due 08/01/10	360,000	365,400

Auto/Truck Parts & Equipment-Replacement — 0.0%

Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	300,000	0

Beverages-Non-alcoholic — 0.1%

Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	200,000	205,250

Beverages-Wine/Spirits — 0.2%

Constellation Brands, Inc. Senior Notes 7.25% due 05/15/17*	350,000	352,188

Broadcast Services/Program — 0.6%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	706,000	758,067
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	525,000	534,188

		1,292,255

Building & Construction Products-Misc. — 1.3%

Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	625,000	654,687
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	567,000	581,175

Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	550,000	572,000
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(4)	1,125,000	843,750

		2,651,612

Building Products-Wood — 0.3%

Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15*	545,000	515,025

Cable TV — 3.4%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	1,005,000	1,020,075
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	1,530,000	1,660,050
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	350,000	372,750
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	425,000	451,563
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	2,272,000	2,521,920
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	100,000	105,000
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	210,000	215,250
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11	565,000	591,131

		6,937,739

Casino Hotels — 2.3%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(1)(11)	429,222	412,053
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	475,000	475,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	2,310,000	2,148,300
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	150,000	156,000
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.85% due 03/15/14*(5)	125,000	128,125
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	75,000	67,500
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	780,000	719,550
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	275,000	279,125
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	250,000	255,000

		4,640,653

Casino Services — 0.2%

Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*	475,000	489,250

Cellular Telecom — 1.4%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	99,000	104,074
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	514,000	557,690
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13(5)	400,000	420,500
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	200,000	211,750
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(5)	600,000	601,500
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	660,000	681,450
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(5)	185,000	191,706

		2,768,670

Chemicals-Diversified — 0.8%

Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	200,000	211,000
Lyondell Chemical Co. Company Guar. Notes 6.88% due 06/15/17	600,000	600,750
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	800,000	846,000

		1,657,750

Chemicals-Specialty — 2.4%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	850,000	893,562
JohnsonDiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	350,000	365,750
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*	250,000	263,750
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	1,355,000	1,422,750
Nalco Co. Senior Notes 7.75% due 11/15/11	170,000	175,950
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	235,000	252,038
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	285,000	294,975
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	1,125,000	1,192,500

		4,861,275

Commercial Services — 0.1%

DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	162,000	173,745

Computer Services — 0.7%

Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	375,000	410,625
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	1,015,000	1,078,438

		1,489,063

Computers-Integrated Systems — 0.1%

Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	175,000	175,000

Consulting Services — 0.1%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	200,000	206,500

Consumer Products-Misc. — 0.6%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	397,000	406,925
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	150,000	156,375
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	25,000	26,125
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	655,000	607,513

		1,196,938

Containers-Metal/Glass — 1.1%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	350,000	333,375
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	810,000	812,025
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	860,000	907,300
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	106,000	108,385

		2,161,085

Containers-Paper/Plastic — 1.0%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	550,000	562,375
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	892,000	894,230
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	610,000	614,575

		2,071,180

Cosmetics & Toiletries — 0.1%

Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	200,000	198,500
Revlon Consumer Products Corp. Senior Notes 9.50% due 04/01/11	100,000	97,750

		296,250

Diagnostic Kits — 0.2%

Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12	350,000	371,000

Direct Marketing — 0.4%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	675,000	708,750

Diversified Manufacturing Operations — 0.5%

Clarke American Corp. Senior Notes 9.50% due 05/15/15*	325,000	331,500
Clarke American Corp. Senior Notes 10.11% due 05/15/15*(5)	250,000	251,250

Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	425,000	451,031

		1,033,781

Electric-Generation — 1.7%

Edison Mission Energy Senior Notes 7.20% due 05/15/19*	300,000	298,875
Edison Mission Energy Senior Notes 7.50% due 06/15/13	250,000	256,875
Edison Mission Energy Senior Notes 7.63% due 05/15/27*	625,000	632,812
Edison Mission Energy Senior Notes 7.75% due 06/15/16	675,000	702,000
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	123,625	139,123
The AES Corp. Sec. Notes 8.75% due 05/15/13*	800,000	849,000
The AES Corp. Senior Notes 8.88% due 02/15/11	425,000	457,938

		3,336,623

Electric-Integrated — 0.7%

Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	710,000	756,150
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	540,000	583,875
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	1,225,000	0

		1,340,025

Electronic Components-Semiconductors — 1.7%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	444,000	436,230
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	860,000	900,850
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*	640,000	633,600
Freescale Semiconductor, Inc. Senior Notes 9.23% due 12/15/14*(5)	75,000	75,094
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	905,000	906,131
Spansion LLC Senior Notes 11.25% due 01/15/16*	425,000	448,375

		3,400,280

Electronics-Military — 0.4%

L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	910,000	900,900

Energy-Alternate Sources — 0.6%

Aventine Renewable Energy Holdings, Inc. Senior Notes 10.00% due 04/01/17*	500,000	520,000
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	225,000	224,156
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	375,000	406,875

		1,151,031

Finance-Auto Loans — 4.7%

Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	575,000	566,331
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	4,925,000	4,942,139
General Motors Acceptance Corp. Senior Notes 6.00% due 12/15/11	300,000	292,441
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	1,010,000	1,006,762
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	1,425,000	1,435,747
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	329,000	330,602
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(5)	800,000	828,051

		9,402,073

Food-Misc. — 0.2%

Del Monte Corp Company Guar. Notes 6.75% due 02/15/15	75,000	75,000
Wornick Co. Sec. Notes 10.88% due 07/15/11	450,000	388,125

		463,125

Funeral Services & Related Items — 0.9%

Service Corp. International Senior Notes 6.75% due 04/01/16	325,000	319,719

Service Corp. International Senior Notes 7.38% due 10/01/14	430,000	445,587
Service Corp. International Senior Notes 7.63% due 10/01/18	280,000	296,800
Service Corp. International Senior Notes 8.00% due 06/15/17	300,000	298,125
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	400,000	394,000

		1,754,231

Gambling (Non-Hotel) — 0.7%

Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	580,000	626,400
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	500,000	521,250
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	235,000	248,513

		1,396,163

Gas-Distribution — 0.1%

Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	175,000	180,797

Golf — 0.2%

True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	403,875

Home Furnishings — 0.4%

Simmons Co. Senior Notes 10.00% due 12/15/14(4)	923,000	786,858

Hotel/Motel — 0.2%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	425,000	425,000

Human Resources — 0.1%

TeamHealth, Inc. Company Guar. 11.25% due 12/01/13	200,000	219,000

Independent Power Producers — 3.2%

Calpine Corp. Sec. Notes 8.75% due 07/15/13*(7)	3,503,000	3,713,180
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,600,000	1,660,000
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	75,000	86,344
Reliant Energy, Inc. Company Guar. Notes 6.75% due 12/15/14	425,000	444,125
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	484,000	524,535

		6,428,184

Insurance Brokers — 0.5%

USI Holdings Corp. Senior Notes 9.23% due 11/15/14*(5)	300,000	300,750
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	700,000	708,750

		1,009,500

Leisure Products — 0.0%

K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14	75,000	78,656

Machinery-Farming — 0.3%

Case Corp. Notes 7.25% due 01/15/16	365,000	383,250
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	300,000	300,750

		684,000

Machinery-General Industrial — 0.1%

Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	275,000	290,125

Medical Information Systems — 0.2%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	350,000	357,000

Medical Products — 1.2%

CDRV Investors, Inc. Senior Notes 9.63% due 01/01/15(4)	500,000	454,375
Encore Medical Finance LLC Senior Sub. Notes 11.75% due 11/15/14*	550,000	587,125
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	350,000	357,437
Universal Hospital Services, Inc. Sec. Notes 8.76% due 06/01/15*(5)	400,000	406,000
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	620,000	660,947

		2,465,884

Medical-Biomedical/Gene — 0.2%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	376,000	360,960

Medical-Generic Drugs — 0.1%

Mylan Labs, Inc. Company Guar. Notes 6.38% due 08/15/15	125,000	129,688

Medical-HMO — 0.4%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	805,000	857,325

Medical-Hospitals — 2.5%

Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	415,000	430,044
HCA, Inc. Senior Notes 6.25% due 02/15/13	855,000	796,219
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	600,000	651,000
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	2,435,000	2,669,368
HCA, Inc. Sec Notes. 9.63% due 11/15/16*	460,000	507,150

		5,053,781

Medical-Nursing Homes — 0.3%

Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	100,000	106,375
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	425,000	446,250

		552,625

Metal Processors & Fabrication — 0.2%

Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	310,000	347,975

Metal-Diversified — 1.6%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	435,000	469,256
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,050,000	2,239,625
Noranda Aluminium Acquisition Corp. Senior Notes 9.36% due 05/15/15*	500,000	505,000

		3,213,881

Multimedia — 0.1%

Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	200,000	213,000

Non-Ferrous Metals — 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(7)(10)	210,000	0

Non-Hazardous Waste Disposal — 0.6%

Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,185,000	1,207,219

Office Automation & Equipment — 0.4%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	800,000	834,000

Oil & Gas Drilling — 0.2%

Pride International, Inc. Senior Notes 7.38% due 07/15/14	375,000	386,250

Oil Companies-Exploration & Production — 4.6%

Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	125,000	128,750
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14*	100,000	101,875
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	425,000	432,969
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	970,000	972,425
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,450,000	1,469,937
Dune Energy, Inc. Sec. Notes 10.50% due 06/01/12*	325,000	328,250
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	1,675,000	1,769,581
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	700,000	637,000
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	175,000	162,969
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	300,000	304,125
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	695,000	701,950
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	775,000	778,875
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	198,500
Sabine Pass LNG LP Sec. Notes. 7.25% due 11/30/13*	225,000	229,781

Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*	730,000	748,250
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	375,000	357,187

		9,322,424

Oil-Field Services — 0.3%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	290,000	300,150
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	150,000	156,375
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	183,488	186,356

		642,881

Paper & Related Products — 0.8%

Bowater, Inc. Notes 6.50% due 06/15/13	525,000	469,875
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	535,000	510,925
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	515,000	512,425
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	200,000	199,500

		1,692,725

Physical Therapy/Rehabilation Centers — 0.1%

Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	200,000	204,500

Pipelines — 3.7%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	560,000	582,400
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	825,000	860,062
Dynegy Holdings, Inc. Senior Notes 7.75% due 06/01/19*	275,000	272,250
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	700,000	747,250
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	450,000	475,313
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	625,000	751,990
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	565,000	554,406
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	300,000	315,750
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	1,185,000	1,140,562
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	410,000	431,255
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	75,000	78,188
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,200,000	1,344,000

		7,553,426

Poultry — 0.2%

Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	300,000	309,000

Printing-Commercial — 0.3%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15*	535,000	533,663

Private Corrections — 0.1%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	150,000	148,313

Publishing-Newspapers — 0.1%

Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	140,000	128,800

Publishing-Periodicals — 0.8%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	810,000	798,862
Vertis, Inc. Company Guar. Notes 9.75% due 04/01/09	750,000	768,750

		1,567,612

Real Estate Investment Trusts — 0.5%

National Health Investors, Inc. Notes 7.30% due 07/16/07	200,000	200,119
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	450,000	460,125
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15	375,000	405,434

		1,065,678

Recycling — 0.8%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	700,000	749,000
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	825,000	866,250

		1,615,250

Rental Auto/Equipment — 1.0%

H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	575,000	621,000
Neff Corp. Senior Notes 10.00% due 06/01/15*	225,000	230,062
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,100,000	1,141,250

		1,992,312

Research & Development — 0.3%

Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	580,000	609,000

Retail-Drug Store — 1.3%

General Nutrition Centers, Inc. Senior Notes 9.80% due 03/15/14*	275,000	276,375
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	2,350,000	2,331,101

		2,607,476

Retail-Major Department Stores — 0.1%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	222,000

Retail-Music Store — 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(1)(2)(3)(6)(7)	16,572	4,309

Retail-Petroleum Products — 0.3%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	525,000	521,063

Retail-Regional Department Stores — 0.2%

Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	375,000	411,563

Retail-Restaurants — 0.3%

Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	375,000	391,875
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	175,000	182,000

		573,875

Rubber-Tires — 0.2%

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	350,000	329,000

Rubber/Plastic Products — 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(6)(9)	50,000	200

Soap & Cleaning Preparation — 0.0%

JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13	50,000	52,000

Special Purpose Entities — 2.4%

AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(4)	350,000	318,500
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	175,000	193,375
CCM Merger, Inc. Notes 8.00% due 08/01/13*	450,000	460,125
Chukchansi Economic Development Authority Senior Notes 8.86% due 11/15/12*(5)	175,000	178,938
Consolidated Communications Illinois Senior Notes 9.75% due 04/01/12	396,000	419,760
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	360,000	385,200
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	275,000	280,500
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	375,000	382,500
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	185,000	199,337
MXEnergy Holdings, Inc. Senior Notes 12.90% due 08/01/11*(5)	425,000	401,625
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09†(1)(6)(7)	400,000	24,000
PNA Intermediate Holding Corp. Senior Notes 12.36% due 02/15/13*(5)	225,000	229,500

Special Purpose Entities (continued)
Seitel Acquisition Corp. Senior Notes 9.75% due 02/15/14*	435,000	445,875
Snoqualmie Entertainment Authority Sec. Notes 9.13% due 02/01/15*	445,000	463,912
Snoqualmie Entertainment Authority Sec. Notes 9.15% due 02/01/14*(5)	50,000	51,125
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	125,000	125,938
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	300,000	306,750

		4,866,960

Specified Purpose Acquisitions — 0.1%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	141,000	143,246

Steel-Producers — 0.5%

Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	360,000	401,400
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	600,000	597,000

		998,400

Steel-Specialty — 0.2%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	100,000	109,125
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15*	275,000	288,750

		397,875

Storage/Warehousing — 0.6%

Mobile Mini, Inc. Senior Notes 6.88% due 05/01/15*	400,000	399,500
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	690,000	752,100

		1,151,600

Telecom Services — 1.1%

Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	50,000	50,500
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	275,000	268,125
Insight Midwest LP Senior Notes 9.75% due 10/01/09	52,000	52,650
Mastec, Inc. Senior Notes 7.63% due 02/01/17*	250,000	255,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	1,500,000	1,578,750

		2,205,025

Telephone-Integrated — 3.0%

Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	50,000	49,062
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	825,000	845,625
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	500,000	497,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,106,000	1,197,245
LCI International, Inc. Senior Notes 7.25% due 06/15/07	1,075,000	1,075,000
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	500,000	513,125
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,750,000	1,806,875

		5,984,432

Television — 1.3%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	635,000	654,844
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	175,000	175,000
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	535,000	540,350
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(5)	500,000	521,250
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	390,000	381,225
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	375,000	381,562

		2,654,231

Textile-Products — 0.2%
Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10	325,000	332,898

Theaters — 1.2%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,350,000	1,393,875
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(4)	1,050,000	969,937

		2,363,812

Transactional Software — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	765,000	793,688

Transport-Air Freight — 1.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	358,252	363,625
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	412,171	426,597
Atlas Air, Inc. Pass Through Certs. Series A 7.38% due 01/02/18	61,567	64,030
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	862,020	969,772
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	1,081,787	1,131,819
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	87,400	86,526
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	234,639

		3,277,008

Transport-Services — 0.1%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	250,000	245,000

Transport-Truck — 0.1%
Swift Acquisition Corp. Secured Notes 12.50% due 05/15/17*	200,000	195,500

Travel Services — 0.5%
Travelport LLC Senior Notes 9.88% due 09/01/14*	825,000	888,937
Travelport LLC Senior Notes 9.99% due 09/01/14*(5)	75,000	77,813
Travelport LLC Senior Sub. Notes 11.88% due 09/01/16*	25,000	28,188

		994,938

Wire & Cable Products — 0.5%
Belden CDT, Inc. Sr. Sub Notes 7.00% due 03/15/17*	1,075,000	1,100,652

Total Corporate Bonds & Notes
(cost $153,629,001)		157,336,470

FOREIGN CORPORATE BONDS & NOTES — 9.1%
Building & Construction-Misc. — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	310,000	319,300

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Senior Sub. Notes 11.00% due 04/06/15*	70,000	66,150

Chemicals-Specialty — 0.6%
Rhodia SA Senior Notes 8.88% due 06/01/11	1,114,000	1,163,439

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	425,000	420,219

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	520,000	553,800

Electronic Components-Misc. — 0.3%
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*	500,000	517,500

Electronic Components-Semiconductors — 0.3%
Avago Technologies Finance Company Guar. Notes 10.13% due 12/01/13	400,000	436,000
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	150,000	153,750

		589,750

Food-Meat Products — 0.1%
JBS SA Senior Notes 10.50% due 08/04/16*	250,000	279,063

Housewares — 0.7%

Vitro SA de CV Senior Notes 9.13% due 02/01/17*	1,285,000	1,347,644

Independent Power Producer — 0.0%

AES Drax Energy, Ltd. Series B Sec. Notes 11.50% due 08/30/10†(1)(6)	475,000	475

Medical-Drugs — 1.3%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	440,000	420,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(5)	575,000	598,000
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	810,000	825,187
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13	450,000	480,375
Elan Finance PLC Company Guar. Notes 9.36% due 11/15/11(5)	225,000	229,500

		2,553,262

Music — 0.1%

Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	299,000	313,950

Oil Companies-Exploration & Production — 0.8%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	700,000	707,000
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	375,000	398,437
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	490,000	502,250

		1,607,687

Paper & Related Products — 0.5%

Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	335,000	278,050
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	560,000	534,800
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	125,000	120,469

		933,319

Printing-Commercial — 0.2%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	475,000	490,438

Retail-Drug Store — 0.2%

Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14	375,000	404,786

Satellite Telecom — 1.6%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(5)	585,000	598,163
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	775,000	885,437
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(4)	1,035,000	869,400
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	935,000	799,425

		3,152,425

Semiconductor Equipment — 0.1%

MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11	75,000	65,438
MagnaChip Semiconductor SA Sec. Notes 8.60% due 12/15/11(5)	75,000	69,187

		134,625

Special Purpose Entities — 0.6%

Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	519,000	542,355
Hellas Telecommunications Luxembourg II Sub. Notes 11.11% due 01/15/15*(5)	665,000	689,937

		1,232,292

Specified Purpose Acquisitions — 0.1%

Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	200,000	206,500

Telecom Services — 0.5%

Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	50,000	49,563
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	200,000	221,500
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(4)	820,000	781,050

		1,052,113

Transport-Marine — 0.3%

Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*	225,000	238,781
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	375,000	386,250

		625,031

Transport-Rail — 0.1%

Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	137,000	147,960
Kansas City Southern de Mexico SA de CV Senior Notes 7.38% due 03/01/14*	125,000	126,875

		274,835

Total Foreign Corporate Bonds & Notes (cost $18,133,767)		18,238,603

LOAN AGREEMENTS — 0.3%
Beverages-Non-alcoholic — 0.2%

Le-Natures, Inc. 9.36% due 03/01/11†(1)(6)(7)	600,000	379,200

Diversified Financial Services — 0.1%

Wind Acquisitions Holdings Finance S.A. 12.61% due 12/21/11†(1)(3)	300,000	308,250

Total Loan Agreements (cost $908,000)		687,450

COMMON STOCK — 1.6%
Casino Services — 0.0%

Shreveport Gaming Holdings, Inc.†(1)(2)(3)	2,501	57,581

Cellular Telecom — 1.0% iPCS, Inc.†(1)(3)	58,957	2,050,524

Medical-Outpatient/Home Medical — 0.0%

Critical Care Systems International, Inc.(1)(2)(3)	13,262	69,625

Oil Companies-Exploration & Production — 0.0%

Transmeridian Exploration, Inc.†	3,095	7,118

Oil-Field Services — 0.6%

Trico Marine Services, Inc.†	27,069	1,139,876

Retail-Music Store — 0.0%

MTS, Inc.†(1)(2)(3)	3,863	0

Total Common Stock (cost $1,499,684)		3,324,724

PREFERRED STOCK — 0.8%
Oil Companies-Exploration & Production — 0.8%

EXCO Resources, Inc.(2)(3) Series A-2, 11.00%	101	1,111,000

EXCO Resources, Inc. Convertible(2)(3) Series A-1, 7.00%	24	264,000
Transmeridian Exploration, Inc. 15.00%(2)	2,205	176,400

		1,551,400

Total Preferred Stock (cost $1,470,500)		1,551,400

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(2)	13,811	3,453

Telephone-Integrated — 0.0%

GT Group Telecom, Inc. Expires 02/01/10*†(1)(2)	200	2

Transport-Equipment & Leasng — 0.0%

Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $30.05)†(1)(2)(3)	226	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $31.58)†(1)(2)(3)	231	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $33.04)†(1)(2)(3)	168	0

		0

Total Warrants (cost $163,443)		3,455

Total Long-Term Investment Securities (cost $176,749,156)		182,135,133

REPURCHASE AGREEMENT — 11.1%
Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $22,319,957 and collateralized by Federal Home Loan Bank Notes, bearing interest at 6.00% due 05/15/08 and having approximate value of $22,988,743 (cost $22,317,000)	$22,317,000	22,317,000

TOTAL INVESTMENTS (cost $199,066,156) (8)	101.5%	204,452,133
Liabilities in excess of other assets	(1.5)	(3,107,986)

NET ASSETS	100.0%	$201,344,147

BONDS AND NOTES SOLD SHORT - (0.5%)
Advertising Services - (0.2%)

Vertis, Inc. Company Guar. Notes 10.88% due 06/15/09	(450,000)	(450,000)

Real Estate Management/Services - (0.1%)

Realogy Corp. Senior Notes 10.50% due 04/15/14	(350,000)	(351,313)

Telephone-Integreted - (0.2%)

Alltel Corp. Debentures 7.00% due 03/15/16	(400,000)	(377,640)

Total Bonds and Notes Sold Short (Proceeds $1,169,439)		(1,178,953)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $53,116,715 representing 26.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security

(2)	Fair valued security; see Note 2

(3)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/04/05	$1,420	$12,824
		2,368	21,394
		4,737	37,189
		4,737	35,230

		13,262	106,637	$69,625	$5.25	0.04%
EXCO Resources, Inc. 11% Preferred Stock	03/29/07	101	1,010,000	1,111,000	11,000	0.55
EXCO Resources, Inc. Convertible 7% Preferred Stock	03/29/07	24	240,000	264,000	11,000	0.13
ICO North America, Inc.: 7.50% due 08/15/09	08/11/05	250,000	250,000	250,000	1.00	0.12
iPCS, Inc. Common Stock	08/12/04	57,705	894,412
	07/28/05	1,252	0

		58,957	894,412	2,050,524	34.78	1.02
Maxim Crane Works Holdings, Inc. Warrants Expires 01/20/10 (Strike Price $30.05)	02/28/05	226	45,368	0	0.00	0.00
Maxim Crane Works Holdings, Inc. Warrants Expires 01/20/10 (Strike Price $31.58)	02/28/05	231	46,296	0	0.00	0.00
Maxim Crane Works Holdings, Inc. Warrants Expires 01/20/10 (Strike Price $33.04)	02/28/05	168	33,800	0	0.00	0.00
MTS, Inc.: 10.00% due 03/15/09	03/16/04	13,636	47,099
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		16,572	48,323	4,309	0.26	0.00
MTS. Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	531	12,228
	07/29/05	1,970	45,355

		2,501	57,583	57,581	23.02	0.03
Southern Energy, Inc.: 7.90% due 07/15/09	01/10/06	1,225,000	0	0	0.00	0.00
Wind Acquisitions Holdings Finance S.A. 12.61% due 12/21/11 Loan Agreement	03/19/07	100,000	102,500	102,500	1.00	0.05
Wind Acquisitions Holdings Finance S.A. 12.61% due 12/21/11 Loan Agreement	03/15/07	200,000	205,500	205,750	1.03	0.10

				$4,115,289		2.04%

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007

(6)	Bond in default

(7)	Company has filed Chapter 11 bankruptcy protection.

(8)	See Note 4 for cost of investments on a tax basis.

(9)	Company has filed Chapter 7 bankruptcy protection.

(10)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

See Notes to Portfolio of Investments.

VALIC COMPANY II INTERNATIONAL SMALL CAP EQUITY

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.3%
Australia - 2.9%

Austal, Ltd.	369,419	$1,147,115
Bradken, Ltd.	152,556	1,275,872
Candle Australia, Ltd.	268,867	768,092
Dyno Nobel, Ltd.	469,837	995,964
Independence Group NL	222,748	1,479,260
JB Hi-Fi, Ltd.	126,877	956,050
Jubilee Mines NL	100,119	1,442,521
Just Group, Ltd.	309,739	1,023,352
Oakton, Ltd.	301,565	1,570,681
Primary Health Care, Ltd.	55,054	565,740
Seek, Ltd.	116,670	698,480
Sino Gold, Ltd.†	199,378	990,570
Tassal Group, Ltd.	387,878	1,037,419
Tox Free Solutions, Ltd.†	633,261	1,326,660
Transfield Services, Ltd.	108,594	1,093,442
Transpacific Industries Group, Ltd.	145,400	1,657,886
West Australian Newspapers Holdings, Ltd.	129,974	1,555,180
WorleyParsons, Ltd.	33,888	835,655

		20,419,939

Austria - 0.9%

Andritz AG	93,756	6,345,511

Bermuda - 2.6%

Celestial Nutrifoods, Ltd.	1,354,000	1,301,412
Fairwood, Ltd.	712,000	990,250
FerroChina, Ltd.	1,299,000	1,809,121
Glorious Sun Enterprises, Ltd.	4,188,000	2,204,366
IT, Ltd.	6,838,000	1,322,334
Playmates Holdings, Ltd.	10,114,000	1,463,648
Regal Hotels International Holdings, Ltd.	17,062,000	1,551,399
Sino Techfibre, Ltd.	2,072,000	1,815,405
Synear Food Holdings, Ltd.	1,163,000	1,292,729
TPV Technology, Ltd.	2,300,000	1,575,857
VTech Holdings, Ltd.	278,000	2,029,340
Xiwang Sugar Holdings Co., Ltd.	1,232,000	710,000

		18,065,861

Cayman Islands - 0.6%

China Rare Earth Holdings, Ltd.	4,396,000	1,311,743
SINA Corp.†	34,300	1,368,913
Solomon Systech International, Ltd.	5,070,000	655,790
SPG Land Holdings, Ltd.†	1,728,000	1,181,735

		4,518,181

China - 0.8%

Great Wall Motor Co., Ltd.	729,000	965,346
Hainan Meilan International Airport Co., Ltd.†	1,280,000	786,840
Shanghai Jin Jiang International Hotels Group Co., Ltd.	2,280,000	1,240,963
Shanghai Prime Machinery Co., Ltd.	2,464,000	1,136,000
Travelsky Technology, Ltd.	1,650,000	1,341,816

		5,470,965

Denmark - 5.0%

Bang & Olufsen A/S, Class B	60,998	7,691,139
Bavarian Nordic A/S†	43,610	4,261,897
FLSmidth & Co. A/S	130,332	10,594,566
Genmab A/S†	59,296	4,268,481
Royal UNIBREW A/S	60,806	8,260,073

		35,076,156

Finland - 4.8%

KCI Konecranes Oyj	206,193	8,683,960
Lassila & Tikanoja Oyj	171,210	6,243,067
Nokian Renkaat Oyj	275,842	9,613,017
Ramirent Oyj	348,240	9,652,625

		34,192,669

France - 3.9%

Guerbet	17,850	3,746,816
IMS International Metal Service	88,406	4,007,581
Ingenico SA	158,558	4,621,109
Neopost SA†	39,486	5,862,934
Sechilienne SA	59,860	3,914,466
Teleperformance	119,199	5,373,002

		27,525,908

Germany - 12.1%

Bauer AG	72,724	6,022,896
Demag Cranes AG	56,098	3,588,444
ElringKlinger AG	146,168	13,570,660
Fielmann AG†	154,441	10,587,815
Francotyp-Postalia Holding AG†	60,987	1,444,274
Kloeckner & Co. AG	149,487	10,917,993
Pfleiderer AG	361,758	12,154,476
Rational AG	21,045	4,119,852
Software AG	65,115	6,208,429
Symrise AG†	285,848	7,865,531
Thielert AG†	18,210	482,453
Wincor Nixdorf AG	83,020	8,255,183

		85,218,006

Greece - 1.6%

Athens Stock Exchange SA	411,843	11,072,017

Hong Kong - 0.4%

Pacific Basin Shipping, Ltd.	1,804,000	1,926,805
Shaw Brothers (Hong Kong), Ltd.	369,000	855,343

		2,782,148

Indonesia - 0.4%

Medco Energi Internasional Tbk PT	2,314,000	937,187
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,396,500	1,044,171
United Tractors Tbk PT	1,278,500	1,093,540

		3,074,898

Ireland - 3.8%

Grafton Group PLC†	535,031	8,487,745
Iaws Group PLC	299,795	7,321,509
Kingspan Group PLC	299,273	8,919,506
Norkom Group PLC†	688,560	1,927,102

		26,655,862

Italy - 2.2%

ASM SpA	866,040	5,517,692
Digital Multimedia Technologies SpA†	41,060	4,001,631
Piccolo Credito Valtellinese Scarl	128,220	1,928,844

Tod’s SpA	44,551	4,043,328

		15,491,495

Japan - 26.4%

Amano Corp.	134,000	1,789,236
Asahi Soft Drinks Co, Ltd.	224,000	3,265,209
Chugoku Marine Paints, Ltd.	583,000	6,663,541
Culture Convenience Club Co.	351,100	1,673,279
Daikoku Denki Co, Ltd.	60,000	995,892
Dena Co., Ltd.	1,049	3,413,344
Digital Garage, Inc.†	1,120	1,214,790
Disco Corp.	47,900	2,688,225
Don Quijote Co, Ltd.	275,500	5,421,713
en-japan, Inc.	515	2,039,688
EPS Co., Ltd.	565	1,778,102
Exedy Corp.	155,300	3,981,397
Fujimi, Inc.	104,900	2,447,954
Harmonic Drive Systems, Inc.	313	1,671,734
HIS Co, Ltd.	172,400	4,887,264
Hisamitsu Pharmaceutical Co., Inc.	109,200	3,068,726
Hitachi Systems & Services, Ltd.	131,000	2,820,214
Intelligence, Ltd.	706	1,740,345
Iriso Electronics Co., Ltd.	51,200	1,236,878
Japan Aviation Electronics Industry, Ltd.	239,000	2,983,081
Japan Steel Works, Ltd.	343,000	4,904,026
Kaga Electronics Co, Ltd.	76,500	1,398,624
Kakaku.com, Inc.	885	1,905,259
Kenedix, Inc.	428	1,839,310
Koito Manufacturing Co., Ltd.	217,000	2,412,498
Kyoritsu Maintenance Co., Ltd.	139,900	2,551,997
Kyowa Exeo Corp.	356,000	3,987,083
La Parler Co., Ltd.	831	1,072,038
Lintec Corp.	154,000	3,150,863
Mani, Inc.	26,400	1,388,332
Miraca Holdings, Inc.	97,200	1,832,983
Miraial Co., Ltd.	17,400	1,958,751
Mitsubishi UFJ Lease & Finance Co., Ltd.	59,630	2,856,556
Modec, Inc.	139,900	4,954,552
Moshi Moshi Hotline, Inc.	106,800	4,545,801
Nabtesco Corp.	368,000	5,222,153
Nichias Corp.	423,000	4,188,291
Nihon Dempa Kogyo Co., Ltd.	43,000	2,144,700
Nippon Chemiphar Co, Ltd.	150,000	602,712
Nishimatsuya Chain Co., Ltd.	176,100	3,009,762
Nissha Printing Co, Ltd.	41,900	1,024,260
Obic Co, Ltd.	20,250	4,008,402
Oenon Holdings, Inc.	434,000	1,141,167
Okasan Holdings, Inc.	399,000	2,727,757
Otsuka Corp.	52,200	4,812,523
Park24 Co, Ltd.	245,500	2,783,813
ResortTrust, Inc.	235,600	5,362,465
Right On Co., Ltd.	250	6,060
Rohto Pharmaceutical Co., Ltd.	175,000	1,729,868
Saint Marc Holdings Co., Ltd.	39,800	2,099,556
Sankyu, Inc.	522,000	2,513,492
Sasebo Heavy Industries Co., Ltd.	522,000	2,680,772
Sato Corp.	132,000	2,407,888
Secom Techno Service Co., Ltd.	54,000	2,129,827
Star Micronics Co., Ltd.	219,100	5,076,927
Sysmex Corp.	106,200	3,752,342
Taiyo Ink Manufacturing Co., Ltd.	79,200	2,115,037
Teikoku Piston Ring Co., Ltd.	215,600	1,674,133
Telepark Corp.	1,129	1,632,736
The Kagoshima Bank, Ltd.	215,000	1,614,708
Toho Pharmaceutical Co., Ltd.	116,600	1,949,721
Toshiba Machine Co., Ltd.	215,000	1,920,337
Toyo Tanso Co., Ltd.	56,100	3,701,586
Tsumura & Co.	120,500	2,188,209
Unicharm Petcare Corp	35,600	1,184,716
Union Tool Co.	68,100	2,557,247
USS Co, Ltd.	68,050	4,271,997
Works Applications Co., Ltd.†	2,823	1,686,377
Xebio Co., Ltd.	100,000	2,563,681
Yamaguchi Financial Group, Inc.	110,000	1,327,773

		186,352,280

Malaysia - 0.9%

IGB Corp. Bhd	2,272,600	1,939,250
Kuala Lumpur Kepong Bhd	196,150	773,403
Muhibbah Engineering Bhd	991,000	2,041,194
Star Publications Malaysia Bhd	1,093,000	1,099,915
Ta Ann Holdings Bhd	203,620	641,087

		6,494,849

Netherlands - 1.4%

Aalberts Industries NV	361,332	10,132,199

New Zealand - 0.3%

Nufarm, Ltd.	212,275	2,480,175

Norway - 2.0%

ProSafe ASA	531,105	8,251,252
Sevan Marine ASA†	630,167	5,929,545

		14,180,797

Philippines - 0.3%

Chemrez Technologies, Inc.†	8,411,000	1,072,275
International Container Term Services, Inc.	1,670,500	992,627

		2,064,902

Singapore - 2.1%

CDL Hospitality Trusts	1,409,000	1,971,531
Ho Bee Investment, Ltd.	1,929,000	2,800,039
Inter-Roller Engineering, Ltd.	2,869,000	1,932,176
Jiutian Chemical Group, Ltd.	1,018,000	1,570,864
Raffles Education Corp., Ltd.	1,116,000	1,466,693
Raffles Medical Group, Ltd.	1,806,200	1,594,331
SC Global Developments, Ltd.	345,000	1,218,125
United Test and Assembly Center, Ltd.†	3,640,000	2,165,817

		14,719,576

South Korea - 2.2%

Jinro Distillers Co., Ltd.	42,647	1,316,918
Jinsung T.E.C.	124,995	1,305,455
JVM Co., Ltd.	37,813	2,371,973

Meritz Fire & Marine Insurance Co., Ltd.	184,880	1,861,155
Modetour Network, Inc.	33,544	1,500,405
Nexen Tire Corp.	60,030	2,426,304
Pusan Bank	67,100	1,019,735
SSCP Co., Ltd.†	48,700	1,346,362
The Basic House Co., Ltd.	44,210	762,406
TSM Tech Co., Ltd.	53,176	1,346,881

		15,257,594

Spain - 1.1%

Banco Pastor SA	207,890	4,718,981
Mecalux SA†	72,574	3,403,168

		8,122,149

Sweden - 5.4%

JM AB	225,642	8,331,869
Lindab International AB	351,094	9,843,662
Munters AB	394,917	5,907,146
Munters AB Redemption Shares†	131,639	378,590
Q-Med AB	288,747	4,506,847
RaySearch Laboratories AB†	138,119	5,249,776
rnb Retail and Brands AB	325,330	4,231,537

		38,449,427

Switzerland - 3.6%

Banque Cantonale Vaudoise	6,901	3,572,203
Basilea Pharmaceutica AG†	24,296	5,544,360
Compagne Financiere Tradition	22,550	3,893,962
Gurit Holding AG	3,104	3,781,163
Speedel Holding AG†	16,221	2,198,470
Vontobel Holding AG	110,454	6,799,666

		25,789,824

Taiwan - 1.6%

Everlight Electronics Co., Ltd.	485,000	1,871,680
International Games System Co., Ltd.	143,000	1,436,990
ITEQ Corp.	967,000	1,229,293
Kinsus Interconnect Technology Corp.	306,000	1,227,205
Mosel Vitelic, Inc.	597,000	1,066,120
Sanyo Electric Taiwan Co., Ltd.†	1,422,000	1,015,760
ShenMao Technology, Inc.	263,000	688,575
Shin Zu Shing Co., Ltd.†	164,000	1,067,240
Tainan Spinning Co., Ltd.	3,388,000	1,589,479

		11,192,342

Thailand - 0.1%

Somboon Advance Technology PCL†(1)	2,531,600	818,649

United Kingdom - 5.9%

Cookson Group PLC	625,961	8,874,572
Detica Group PLC	553,535	4,208,850
IG Group Holdings PLC	1,189,100	7,787,631
Luminar PLC	341,137	5,336,334
Northumbrian Water Group PLC	1,283,976	8,822,131
Tanfield Group PLC†	2,016,757	6,629,012
TI Automotive, Ltd., Class A(1)(2)(3)	7,400	0

		41,658,530

Total Common Stock
(cost $559,904,981)		673,622,909

PREFERRED STOCK - 2.6%
Germany - 2.6%

Fuchs Petrolub AG	72,410	6,490,867
Hugo Boss AG	190,209	11,673,221

		18,164,088

Total Preferred Stock
(cost $13,592,741)		18,164,088

RIGHTS - 0.1%
Italy - 0.1%
Piccolo Credito Valtellinese Scarl
Expires 06/22/07 (cost $382,775)	128,220	412,338

Total Long-Term Investment Securities
(cost $573,880,497)		692,199,335

REPURCHASE AGREEMENT - 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $12,843,702 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $13,227,512 (cost $12,842,000)	$12,842,000	12,842,000

TOTAL INVESTMENTS
(cost $586,722,497) (4)	99.8%	705,041,335
Other assets less liabilities	0.2	1,550,080

NET ASSETS	100.0%	$706,591,415

†	Non-income producing security
(1)	Fair valued security; see Note 1
(2)	To the extent permitted by the Statement of Additional Information, the International Small Cap Equity Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the International Small Cap Equity Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
TI Automotive, Ltd., Class A Common Stock	08/22/2001	7,400	$0	$0	$0.00	0.00%

(3)	Illiquid security
(4)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
Building & Construction Products-Misc.	5.6%
Auto/Truck Parts & Equipment-Original	3.2
Banks-Commercial	3.0
Building & Construction-Misc.	2.9
Diversified Manufactured Operations	2.7
Machinery-General Industrial	2.5
Computers-Integrated Systems	2.3
Medical-Biomedical/Gene	2.3
Chemicals-Diversified	2.2
Distribution/Wholesale	2.1
Machinery-Material Handling	2.1
Machinery-Electrical	2.0
Apparel Manufacturers	1.8
Repurchase Agreements	1.8
Retail-Apparel/Shoe	1.7
Rubber-Tires	1.7
Electronic Components-Misc.	1.6
Engineering/R&D Services	1.6
Finance-Other Services	1.6
Medical Products	1.6
Miscellaneous Manufacturing	1.6
Medical-Drugs	1.5
Retail-Misc./Diversified	1.5
Food-Misc.	1.4
Rental Auto/Equipment	1.4
Chemicals-Specialty	1.3
Brewery	1.2
Computers	1.2
Oil-Field Services	1.2
Retail-Building Products	1.2
Retail-Restaurants	1.2
Water	1.2
Audio/Video Products	1.1
Gambling (Non-Hotel)	1.1
Machinery-Construction & Mining	1.0
Office Automation & Equipment	1.0
Real Estate Operations & Development	1.0
Coatings/Paint	0.9
Enterprise Software/Service	0.9
Environmental Consulting & Engineering	0.9
Environmental Monitoring & Detection	0.9
Finance-Investment Banker/Broker	0.9
Oil Refining & Marketing	0.9
Telecommunication Equipment	0.9
Travel Services	0.9
Advertising Sales	0.8
E-Commerce/Services	0.8
Electric-Integrated	0.8
Oil Field Machinery & Equipment	0.8
Resorts/Theme Parks	0.8
Retail-Discount	0.8
Appliances	0.7
Energy-Alternate Sources	0.7
Consulting Services	0.6
Direct Marketing	0.6
Diversified Minerals	0.6
Electronic Components-Semiconductors	0.6
Footwear & Related Apparel	0.6
Protection/Safety	0.6
Retail-Automobile	0.6
Beverages-Non-alcoholic	0.5
Medical Imaging Systems	0.5
Medical Instruments	0.5
Shipbuilding	0.5
Textile-Products	0.5
Applications Software	0.4
Building-Maintenance & Services	0.4
Commercial Services	0.4
E-Services/Consulting	0.4
Electronics-Military	0.4
Finance-Leasing Companies	0.4
Hazardous Waste Disposal	0.4
Hotels/Motels	0.4
Human Resources	0.4
Internet Content-Information/News	0.4
Publishing-Newspapers	0.4
Retail-Sporting Goods	0.4
Transport-Truck	0.4
Agricultural Operations	0.3
Beverages-Wine/Spirits	0.3
Decision Support Software	0.3
Investment Management/Advisor Services	0.3
Machinery-Print Trade	0.3
Medical-Wholesale Drug Distribution	0.3
Real Estate Investment Trusts	0.3
Steel-Producers	0.3
Transport-Marine	0.3
Cellular Telecom	0.2
Circuit Boards	0.2
Computers-Periphery Equipment	0.2
Electronic Connectors	0.2
Electronic Parts Distribution	0.2
Entertainment Software	0.2
Food-Flour & Grain	0.2
Medical-Hospitals	0.2
Retail-Bookstore	0.2
Schools	0.2
Semiconductors Components-Intergrated Circuits	0.2
Toys	0.2
Web Portals/ISP	0.2
Airport Development/Maintenance	0.1
Auto-Cars/Light Trucks	0.1
Building Products-Wood	0.1
Cosmetics & Toiletries	0.1
Engines-Internal Combustion	0.1
Firearms & Ammunition	0.1
Fisheries	0.1
Leisure Products	0.1
Medical-Generic Drugs	0.1
Metal Processors & Fabrication	0.1
Mining	0.1
Motion Pictures & Services	0.1
Oil Companies-Exploration & Production	0.1
Printing-Commercial	0.1
Retail-Consumer Electronics	0.1
Sugar	0.1
U.S. Government Agencies	0.1
Warehousing & Harbor Transportation Services	0.1

99.8%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC COMPANY II LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.2%
Advertising Agency - 0.8%

Omnicom Group, Inc.	29,200	$3,074,760

Aerospace/Defense - 0.2%

Lockheed Martin Corp.	6,100	598,410

Airlines - 1.6%

UAL Corp.†	169,700	6,662,422

Auction House/Art Dealer - 0.1%

Sotheby’s Holdings, Inc., Class A	9,100	431,977

Auto/Truck Parts & Equipment-Original - 0.5%

ArvinMeritor, Inc.	102,900	2,148,552

Banks-Super Regional - 6.6%

Bank of America Corp.	343,500	17,418,885
Comerica, Inc.	11,900	747,677
KeyCorp	21,800	776,298
PNC Financial Services Group, Inc.	51,000	3,763,800
Wachovia Corp.	40,800	2,210,952
Wells Fargo & Co.	50,000	1,804,500

		26,722,112

Batteries/Battery Systems - 1.4%

Energizer Holdings, Inc.†	55,900	5,537,454

Brewery - 0.1%

Molson Coors Brewing Co., Class B	5,700	521,949

Chemicals-Specialty - 1.0%

Albemarle Corp.	50,200	2,040,128
Hercules, Inc.†	111,400	2,097,662

		4,137,790

Coatings/Paint - 0.5%

Sherwin-Williams Co.	30,400	2,056,256

Commercial Services-Finance - 1.5%

Deluxe Corp.	136,700	5,969,689

Computers-Memory Devices - 0.7%

Network Appliance, Inc.†	85,200	2,742,588

Computers-Periphery Equipment - 1.4%

Lexmark International, Inc., Class A†	111,000	5,764,230

Consumer Products-Misc. - 0.3%

Tupperware Brands Corp	39,700	1,147,727

Containers-Paper/Plastic - 1.6%

Pactiv Corp.†	190,900	6,484,873

Cosmetics & Toiletries - 0.6%

Procter & Gamble Co.	39,100	2,484,805

Diversified Manufactured Operations - 1.2%

General Electric Co.	125,100	4,701,258

Diversified Operations - 0.5%

Walter Industries, Inc.	68,000	2,188,920

Electric-Integrated - 3.4%

American Electric Power Co., Inc.	42,400	2,019,512
CenterPoint Energy, Inc.	128,300	2,428,719
FPL Group, Inc.	20,500	1,310,565
OGE Energy Corp.	43,500	1,606,020
Southern Co.	183,400	6,604,234

		13,969,050

Finance-Consumer Loans - 1.3%

The First Marblehead Corp.	143,200	5,335,632

Finance-Investment Banker/Broker - 9.9%

AG Edwards, Inc.	10,700	943,312
Citigroup, Inc.	353,600	19,267,664
J.P. Morgan Chase & Co.	288,260	14,940,516
Morgan Stanley	58,400	4,966,336

		40,117,828

Food-Misc. - 0.2%

H.J. Heinz Co.	14,500	689,910
Kraft Foods, Inc., Class A	1,107	37,461

		727,371

Gas-Distribution - 0.2%

Energen Corp.	16,900	995,748

Hospital Beds/Equipment - 1.0%

Kinetic Concepts, Inc.†	84,000	4,215,120

Insurance-Life/Health - 1.3%

CIGNA Corp.	31,700	5,313,871

Insurance-Multi-line - 6.3%

ACE, Ltd.	109,900	6,766,543
Allstate Corp.	71,900	4,421,850
American Financial Group, Inc.	62,200	2,217,430
MetLife, Inc.	75,000	5,100,000
XL Capital, Ltd., Class A	88,800	7,242,528

		25,748,351

Insurance-Property/Casualty - 2.0%

Chubb Corp.	105,700	5,799,759
W.R. Berkley Corp.	71,190	2,344,998

		8,144,757

Insurance-Reinsurance - 1.6%

Axis Capital Holdings, Ltd.	40,900	1,618,413
PartnerRe, Ltd.	15,400	1,182,720
RenaissanceRe Holdings, Ltd.	63,500	3,726,815

		6,527,948

Internet Security - 1.7%

McAfee, Inc.†	187,200	6,881,472

Investment Companies - 0.4%

American Capital Strategies, Ltd.	34,500	1,670,835

Investment Management/Advisor Services - 2.9%

Affiliated Managers Group, Inc.†	10,700	1,393,140
Ameriprise Financial, Inc.	121,200	7,617,420
Franklin Resources, Inc.	19,600	2,660,504

		11,671,064

Machinery-Farming - 1.9%

AGCO Corp.†	178,700	7,734,136

Medical Products - 0.4%

Zimmer Holdings, Inc.†	17,000	1,497,020

Medical-Drugs - 2.0%

King Pharmaceuticals, Inc.†	230,800	4,902,192
Pfizer, Inc.	112,200	3,084,378

		7,986,570

Medical-HMO - 1.9%

Humana, Inc.†	95,200	5,907,160
WellCare Health Plans, Inc.†	20,000	1,840,800

		7,747,960

Medical-Wholesale Drug Distribution - 1.7%

AmerisourceBergen Corp.	136,300	6,981,286

Metal-Diversified - 1.2%

Freeport-McMoRan Copper & Gold, Inc.	59,300	4,666,910

Oil Companies-Exploration & Production - 0.2%

XTO Energy, Inc.	16,100	933,961

Oil Companies-Integrated - 11.2%

Chevron Corp.	100,900	8,222,341
ConocoPhillips	44,300	3,430,149
Exxon Mobil Corp.	334,040	27,782,107
Marathon Oil Corp.	39,100	4,840,971
Occidental Petroleum Corp.	24,600	1,352,262

		45,627,830

Oil Field Machinery & Equipment - 0.7%

Dresser Rand Group, Inc.†	76,200	2,712,720

Physicians Practice Management - 0.8%

Pediatrix Medical Group, Inc.†	56,100	3,232,482

Real Estate Investment Trusts - 0.8%

Annaly Mortgage Management, Inc.	53,900	832,216
Hospitality Properties Trust	9,300	413,292
ProLogis	30,900	1,997,994

		3,243,502

Retail-Apparel/Shoe - 2.6%

Aeropostale, Inc.†	124,200	5,750,460
American Eagle Outfitters, Inc.	58,700	1,584,900
Payless ShoeSource, Inc.†	93,200	3,329,104

		10,664,464

Retail-Auto Parts - 0.4%

AutoZone, Inc.†	12,600	1,620,738

Retail-Automobile - 0.2%

Copart, Inc.†	24,300	757,917

Retail-Discount - 1.7%

Big Lots, Inc.†	225,200	7,093,800

Retail-Regional Department Stores - 1.8%

Kohl’s Corp.†	98,300	7,403,956

Retail-Restaurants - 1.5%

McDonald’s Corp.	118,600	5,995,230

Savings & Loans/Thrifts - 0.4%

Washington Mutual, Inc.	32,800	1,434,016

Schools - 3.3%

Apollo Group, Inc., Class A†	61,400	2,945,358
DeVry, Inc.	89,990	3,023,664
ITT Educational Services, Inc.†	64,800	7,334,712

		13,303,734

Steel-Producer - 0.2%

Nucor Corp.	14,700	992,838

Telecom Services - 0.9%

Embarq Corp.	59,600	3,829,896

Telecommunication Equipment - 0.3%

Avaya, Inc.†	74,300	1,188,800

Telephone-Integrated - 5.3%

AT&T, Inc.	238,661	9,866,246
CenturyTel, Inc.	70,200	3,469,284
Citizens Communications Co.	129,100	2,046,235
Verizon Communications, Inc.	144,100	6,272,673

		21,654,438

Television - 1.1%

CBS Corp., Class B	133,100	4,426,906

Tobacco - 2.3%

Loews Corp. - Carolina Group	60,600	4,711,650
Universal Corp.	70,300	4,468,971

		9,180,621

Toys - 1.2%

Mattel, Inc.	180,400	5,053,004

Transport-Marine - 0.2%

Overseas Shipholding Group, Inc.	10,200	811,410

Wireless Equipment - 0.2%

Motorola, Inc.	49,400	898,586

Total Long-Term Investment Securities
(cost $359,613,210)		403,369,550

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Company - 0.5%

American Advantage Money Market Fund
(cost $1,911,953)	1,911,953	1,911,953

TOTAL INVESTMENTS
(cost $361,525,163)(1)	99.7%	405,281,503
Other assets less liabilities	0.3	1,056,470

NET ASSETS	100.0%	$406,337,973

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.2%
Advertising Sales - 1.9%

Clear Channel Outdoor Holdings, Inc., Class A†	20,905	$607,499
Focus Media Holding, Ltd. ADR†	20,172	892,208

		1,499,707

Aerospace/Defense - 1.1%

Spirit Aerosystems Holdings, Inc., Class A†	26,603	928,711

Agricultural Chemicals - 0.7%

Potash Corp. of Saskatchewan, Inc.	8,412	596,831

Apparel Manufacturers - 2.3%

Coach, Inc.†	13,180	676,925
Polo Ralph Lauren Corp.	12,331	1,202,642

		1,879,567

Applications Software - 1.0%

Citrix Systems, Inc.†	24,682	829,562

Banks-Commercial - 0.7%

Signature Bank†	17,426	579,414

Building & Construction Products-Misc. - 0.4%

NCI Building Systems, Inc.†	6,237	320,644

Casino Services - 2.4%

International Game Technology	19,228	772,773
Scientific Games Corp., Class A†	30,430	1,136,256

		1,909,029

Cellular Telecom -2.1%

Leap Wireless International, Inc.†	5,688	486,096
NII Holdings, Inc.†	15,331	1,249,017

		1,735,113

Computer Services - 2.1%

Cognizant Technology Solutions Corp., Class A†	9,774	767,845
IHS, Inc.†	23,435	941,853

		1,709,698

Computers-Integrated Systems - 1.6%

NCR Corp.†	7,981	428,340
Riverbed Technology, Inc.†	21,135	881,541

		1,309,881

Computers-Memory Devices - 0.5%

Network Appliance, Inc.†	12,446	400,637

Computers-Periphery Equipment - 0.5%

Logitech International SA†	14,906	395,530

Consumer Products-Misc. - 1.0%

Jarden Corp.†	19,198	818,219

Containers-Metal/Glass - 1.0%

Owens-Illinois, Inc.†	23,539	800,326

Cosmetics & Toiletries - 1.0%

Bare Escentuals, Inc.†	18,950	794,952

Data Processing/Management - 1.0%

Fidelity National Information Services, Inc.	15,176	818,290

Diagnostic Equipment - 0.5%

Gen-Probe, Inc.†	7,252	392,261

Distribution/Wholesale - 0.9%

WESCO International, Inc.†	11,761	762,348

Diversified Manufactured Operations - 2.0%

Acuity Brands, Inc.	12,997	789,048
Cooper Industries, Ltd.	15,563	833,865

		1,622,913

E-Commerce/Services - 0.4%

Monster Worldwide, Inc.†	7,258	342,650

E-Marketing/Info - 0.8%

Digital River, Inc.†	13,191	678,281

Electric-Integrated - 1.0%

Constellation Energy Group, Inc.	8,727	800,877

Electronic Components-Semiconductors - 3.5%

MEMC Electronic Materials, Inc.†	12,771	776,221
NVIDIA Corp.†	16,732	580,098
ON Semiconductor Corp.†	67,843	728,634
QLogic Corp.†	42,879	731,516

		2,816,469

Electronic Connectors - 1.0%

Amphenol Corp. Class A	22,255	796,284

Electronic Design Automation - 0.9%

Cadence Design Systems, Inc.†	32,407	735,963

Electronic Measurement Instruments - 1.1%

Agilent Technologies, Inc.†	23,509	897,339

Engineering/R&D Services - 3.4%

Foster Wheeler, Ltd.†	15,865	1,642,662
McDermott International, Inc.†	14,700	1,146,600

		2,789,262

Finance-Investment Banker/Broker - 2.4%

Charles Schwab Corp.	37,058	832,693
Interactive Brokers Group, Inc. Class A†	11,888	303,144
Lazard, Ltd.	15,281	823,341

		1,959,178

Finance-Other Services - 1.6%

Chicago Merchantile Exchange Holdings, Inc., Class A	1,192	632,952
IntercontinentalExchange, Inc.†	4,500	652,230

		1,285,182

Food-Misc. - 0.8%

Corn Products International, Inc.	15,324	628,744

Health Care Cost Containment - 0.5%

Healthspring, Inc.†	18,000	439,560

Hotels/Motels - 1.9%

Hilton Hotels Corp.	20,417	725,824
Starwood Hotels & Resorts Worldwide, Inc.	11,559	833,057

		1,558,881

Industrial Automated/Robotic - 0.5%

Intermec, Inc.†	17,644	434,042

Insurance-Property/Casualty - 0.7%

First American Corp.	7,310	391,451
LandAmerica Financial Group, Inc.	2,244	207,996

		599,447

Internet Infrastructure Software - 0.7%

TIBCO Software, Inc.†	65,931	594,698

Investment Companies - 1.0%

KKR Financial Holdings LLC	29,154	780,744

Investment Management/Advisor Services - 0.9%

AllianceBernstein Holding LP	8,158	745,723

Machinery-Construction & Mining - 1.1%

Joy Global, Inc.	15,840	897,019

Medical Information Systems - 1.3%

Allscripts Heathcare Solutions, Inc.†	16,000	392,960
Cerner Corp.†	11,400	647,634

		1,040,594

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	3,690	507,855

Medical Labs & Testing Services - 0.5%

Covance, Inc.†	5,900	392,645

Medical Products - 0.9%

Henry Schein, Inc.†	14,224	761,411

Medical-Biomedical/Gene - 0.4%

Human Genome Sciences, Inc.†	33,208	351,673

Medical-Drugs - 3.2%

Adams Respiratory Therapeutics, Inc.†	23,688	1,084,910
Cephalon, Inc.†	9,200	763,692
Shire PLC	33,000	775,625

		2,624,227

Medical-Generic Drugs - 0.8%

Barr Pharmaceuticals, Inc.†	12,500	666,500

Medical-HMO - 1.0%

Humana, Inc.†	12,431	771,344

Metal Processors & Fabrication - 2.5%

Kaydon Corp.	17,098	824,979
Precision Castparts Corp.	10,393	1,242,587

		2,067,566

Non-Ferrous Metals - 0.5%

Titanium Metals Corp.†	10,564	365,514

Oil & Gas Drilling - 1.5%

ENSCO International, Inc.	19,405	1,175,361

Oil Companies-Exploration & Production - 2.1%

Pioneer Natural Resources Co.	7,500	387,150
Rosetta Resources, Inc.†	18,722	456,630
Southwestern Energy Co.†	17,797	847,137

		1,690,917

Oil Field Machinery & Equipment - 2.0%

Cameron International Corp.†	11,000	779,900
National-Oilwell Varco, Inc.†	9,224	871,207

		1,651,107

Oil-Field Services - 0.5%

Hercules Offshore, Inc.†	11,889	415,283

Physical Therapy/Rehabilation Centers - 1.2%

Psychiatric Solutions, Inc.†	25,900	1,010,618

Physicians Practice Management - 0.8%

Healthways, Inc.†	13,076	609,603

Pipelines - 1.0%

Williams Cos., Inc.	26,234	833,192

Private Corrections - 1.7%

Corrections Corp. of America†	21,013	1,361,642

Radio - 0.2%

XM Satellite Radio Holdings, Inc., Class A†	14,437	167,180

Real Estate Investment Trusts - 1.0%

RAIT Investment Trust	27,330	805,142

Real Estate Management/Services - 1.4%

CB Richard Ellis Group, Inc., Class A†	29,594	1,101,489

Real Estate Operations & Development - 0.6%

Meruelo Maddux Properties, Inc.†	63,276	522,027

Research & Development - 1.1%

Pharmaceutical Product Development, Inc.	23,637	862,750

Respiratory Products - 0.5%

ResMed, Inc.†	8,700	392,196

Retail-Apparel/Shoe - 3.3%

Abercrombie & Fitch Co., Class A	8,946	739,387
Aeropostale, Inc.†	16,846	779,970
Ross Stores, Inc.	22,999	755,287
Under Armour, Inc., Class A†	7,871	376,470

		2,651,114

Retail-Discount - 0.6%

Dollar Tree Stores, Inc.†	10,983	464,691

Retail-Drug Store - 0.9%

Shoppers Drug Mart Corp.	16,080	757,997

Retail-Pet Food & Supplies - 1.0%

PETsMART, Inc.	24,166	826,961

Retail-Restaurants - 0.9%

Burger King Holdings, Inc.	29,898	765,389

Retail-Sporting Goods - 1.0%

Dick’s Sporting Goods, Inc.†	14,043	780,369

Rubber-Tires - 1.0%

The Goodyear Tire & Rubber Co.†	23,100	819,357

Semiconductor Equipment - 0.5%

KLA-Tencor Corp.	7,431	408,556

Semiconductors Components-Intergrated Circuits - 0.4%

Maxim Integrated Products, Inc.	11,354	349,135

Steel-Specialty - 1.0%

Allegheny Technologies, Inc.	7,283	841,842

Telecom Services - 0.9%

Amdocs, Ltd.†	19,279	749,375

Telecommunication Equipment - 0.7%

Comverse Technology, Inc.†	25,389	581,916

Telephone-Integrated - 1.0%

Level 3 Communications, Inc.†	141,720	824,810

Therapeutics - 0.5%

Warner Chilcott, Ltd., Class A†	22,518	408,927

Transactional Software - 0.7%

VeriFone Holdings, Inc.†	16,011	554,461

Transport-Marine - 1.0%

American Commercial Lines, Inc.†	24,327	770,923

Transport-Services - 1.1%

UTi Worldwide, Inc.	31,014	868,082

Wireless Equipment - 2.0%

American Tower Corp.†	18,692	807,121
Crown Castle International Corp.†	21,264	782,940

		1,590,061

X-Ray Equipment - 0.5%

Hologic, Inc.†	7,200	389,448

Total Long-Term Investment Securities
(cost $63,221,455)		77,435,226

REPURCHASE AGREEMENT - 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $3,849,510 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.80% due 03/08/10 and having approximate value of $3,964,888

(cost $3,849,000)	$3,849,000	3,849,000

TOTAL INVESTMENTS
(cost $67,070,455)(1)	99.9%	81,284,226
Other assets less liabilities	0.1	85,185

NET ASSETS	100.0%	$81,369,411

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt

See Notes to Financials Statements

VALIC COMPANY II MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.4%
Advertising Services - 2.3%

R.H. Donnelley Corp.	159,959	$12,467,204

Aerospace/Defense-Equipment - 2.6%

Alliant Techsystems, Inc.†	48,500	4,898,500
Goodrich Corp.	158,547	9,431,961

		14,330,461

Agricultural Chemicals - 0.7%

UAP Holding Corp.	136,100	4,009,506

Agricultural Operations - 1.3%

Bunge, Ltd.	87,851	6,862,920

Airlines - 1.2%

AirTran Holdings, Inc.†	223,964	2,774,914
UAL Corp.†	97,300	3,819,998

		6,594,912

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	222,975	1,859,611

Auto/Truck Parts & Equipment-Original - 1.0%

BorgWarner, Inc.	55,719	4,689,311
TRW Automotive Holdings Corp.†	25,749	1,044,894

		5,734,205

Banks-Commercial - 2.6%

City National Corp.	38,362	2,970,753
Commerce Bancorp, Inc.	100,900	3,483,068
Marshall & Ilsley Corp.	70,855	3,400,332
UnionBanCal Corp.	26,708	1,639,337
Webster Financial Corp.	61,190	2,752,938

		14,246,428

Banks-Fiduciary - 0.7%

Northern Trust Corp.	55,239	3,594,954

Banks-Super Regional - 1.3%

Comerica, Inc.	17,388	1,092,488
Huntington Bancshares, Inc.	150,700	3,384,722
KeyCorp	66,131	2,354,925

		6,832,135

Beverages-Non-alcoholic - 0.5%

Pepsi Bottling Group, Inc.	75,555	2,643,669

Building Products-Air & Heating - 1.4%

American Standard Cos., Inc.	124,991	7,471,962

Building-Residential/Commerical - 1.0%

Hovnanian Enterprises, Inc., Class A†	52,682	1,330,747
M.D.C Holdings, Inc.	33,200	1,804,088
Pulte Homes, Inc.	31,433	857,807
Standard-Pacific Corp.	65,306	1,392,324

		5,384,966

Cable TV - 0.5%

Cablevision Systems Corp., Class A	71,100	2,573,109

Cellular Telecom - 0.1%

Syniverse Holdings, Inc.†	25,380	324,864

Chemicals-Diversified - 2.6%

Celanese Corp., Class A	149,900	5,454,861
FMC Corp.	47,900	4,007,314
PPG Industries, Inc.	20,329	1,548,867
Rohm & Haas Co.	63,251	3,352,935

		14,363,977

Chemicals-Specialty - 1.7%

Chemtura Corp.	349,100	3,801,699
Cytec Industries, Inc.	95,856	5,698,639

		9,500,338

Coal - 1.0%

Arch Coal, Inc.	86,402	3,488,913
Peabody Energy Corp.	36,962	1,997,426

		5,486,339

Coatings/Paint - 0.2%

Sherwin-Williams Co.	18,630	1,260,133

Computer Services - 2.2%

CACI International, Inc., Class A†	118,500	6,108,675
Electronic Data Systems Corp.	141,006	4,062,383
Unisys Corp.†	189,875	1,579,760

		11,750,818

Computers-Integrated Systems - 0.4%

NCR Corp.†	43,000	2,307,810

Consulting Services - 0.6%

BearingPoint, Inc.†	426,700	3,153,313

Consumer Products-Misc. - 0.3%

Fortune Brands, Inc.	21,665	1,750,099

Containers-Metal/Glass - 1.7%

Owens-Illinois, Inc.†	270,775	9,206,350

Containers-Paper/Plastic - 0.4%

Bemis Co., Inc.	65,032	2,187,026

Distribution/Wholesale - 0.9%

United Stationers, Inc.†	71,646	4,806,730

Diversified Manufactured Operations - 2.5%

Carlisle Cos., Inc.	76,024	3,356,460
Crane Co.	45,264	1,977,584
Ingersoll-Rand Co., Ltd., Class A	55,684	2,858,260
Pentair, Inc.	74,800	2,766,852
Trinity Industries, Inc.	59,801	2,761,012

		13,720,168

Diversified Operations - 0.4%

Walter Industries, Inc.	70,900	2,282,271

Electric-Integrated - 5.5%

Constellation Energy Group, Inc.	30,918	2,837,345
Edison International	50,939	2,968,216
Entergy Corp.	31,477	3,553,753
Northeast Utilities	146,400	4,452,024
PPL Corp.	206,860	9,507,286
TECO Energy, Inc.	91,774	1,611,551
Wisconsin Energy Corp.	100,136	4,849,586

		29,779,761

Electronic Components-Misc. - 0.8%

Flextronics International, Ltd.†	396,162	4,575,671

Electronic Components-Semiconductors - 2.2%

Fairchild Semiconductor International, Inc.†	359,795	6,627,424
Intersil Corp., Class A	59,666	1,795,947
QLogic Corp.†	196,458	3,351,573

		11,774,944

Electronic Measurement Instruments - 0.5%

Tektronix, Inc.	82,147	2,486,590

Electronic Parts Distribution - 1.7%

Arrow Electronics, Inc.†	191,092	7,844,326
Avnet, Inc.†	27,026	1,157,794

		9,002,120

Energy-Alternate Sources - 0.4%

Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR*	183,700	1,235,254
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA ADR	117,700	791,450

		2,026,704

Engineering/R&D Services - 1.3%

Shaw Group, Inc.†	65,200	2,637,992
URS Corp.†	83,975	4,222,263

		6,860,255

Enterprise Software/Service - 0.3%

Sybase, Inc.†	67,408	1,621,836

Finance-Auto Loans - 0.2%

AmeriCredit Corp.†	35,754	949,269

Finance-Commercial - 1.5%

CIT Group, Inc.	141,091	8,455,584

Finance-Investment Banker/Broker - 1.2%

E*TRADE Financial Corp.†	181,700	4,351,715
TD Ameritrade Holding Corp.†	100,081	2,054,663

		6,406,378

Finance-Mortgage Loan/Banker - 0.2%

IndyMac Bancorp, Inc.	32,576	1,093,902

Finance-Other Services - 0.3%

Solar Capital LLC(1)(2)	120,200	1,794,586

Financial Guarantee Insurance - 2.3%

Ambac Financial Group, Inc.	106,934	9,582,356
PMI Group, Inc.	63,091	3,119,219

		12,701,575

Fishery - 0.7%

Marine Harvest†	3,493,000	3,868,788

Food-Meat Products - 1.0%

Smithfield Foods, Inc.†	53,701	1,725,950
Tyson Foods, Inc., Class A	177,173	3,949,186

		5,675,136

Food-Misc. - 1.0%

ConAgra Foods, Inc.	75,635	1,928,693
Corn Products International, Inc.	82,372	3,379,723

		5,308,416

Food-Wholesale/Distribution - 0.7%

SUPERVALU, Inc.	85,431	4,069,933

Garden Products - 1.0%

Toro Co.	88,500	5,294,955

Gas-Distribution - 1.1%

Sempra Energy	50,029	3,067,778
UGI Corp.	103,116	2,969,741

		6,037,519

Home Decoration Products - 0.7%

Newell Rubbermaid, Inc.	115,668	3,673,616

Industrial Gases - 0.6%

Airgas, Inc.	72,718	3,100,695

Insurance Broker - 0.3%

AON Corp.	35,435	1,520,870

Insurance-Life/Health - 1.9%

CIGNA Corp.	5,639	945,265
Reinsurance Group of America, Inc.	79,195	4,959,191
StanCorp Financial Group, Inc.	23,044	1,172,018
UnumProvident Corp.	130,785	3,471,034

		10,547,508

Insurance-Property/Casualty - 0.5%

W.R. Berkley Corp.	75,307	2,480,613

Insurance-Reinsurance - 1.3%

Everest Re Group, Ltd.	38,544	4,133,073
Platinum Underwriters Holdings, Ltd.	82,555	2,843,194

		6,976,267

Internet Security - 0.7%

CheckFree Corp.†	76,500	3,002,625
McAfee, Inc.†	17,500	643,300

		3,645,925

Investment Companies - 0.6%

KKR Financial Holdings LLC	126,604	3,390,455

Investment Management/Advisor Services - 1.2%

Affiliated Managers Group, Inc.†	35,276	4,592,935
Invesco PLC ADR	76,697	1,844,563

		6,437,498

Leisure Products - 0.3%

WMS Industries, Inc.†	44,584	1,888,578

Machine Tools & Related Products - 1.0%

Kennametal, Inc.	68,000	5,230,560

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.	38,601	2,185,975

Machinery-Farming - 0.6%

AGCO Corp.†	80,100	3,466,728

Medical Information Systems - 0.8%

IMS Health, Inc.	133,400	4,362,180

Medical Products - 0.9%

The Cooper Cos., Inc.	86,100	4,747,554

Medical-Drugs - 1.4%

Endo Pharmaceuticals Holdings, Inc.†	168,612	5,955,376
King Pharmaceuticals, Inc.†	91,100	1,934,964

		7,890,340

Medical-Generic Drugs - 2.0%

Barr Pharmaceuticals, Inc.†	129,735	6,917,470
Impax Laboratories, Inc.†	369,015	4,239,983

		11,157,453

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†	45,896	1,749,556

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	16,703	855,528

Metal-Diversified - 0.8%

Freeport-McMoRan Copper & Gold, Inc.	55,141	4,339,597

Metal-Iron - 0.6%

Cleveland-Cliffs, Inc.	40,200	3,549,258

Multimedia - 1.4%

Cinram International Income Fund	306,867	7,602,819

Networking Products - 0.2%

Juniper Networks, Inc.†	44,042	1,075,065

Non-Hazardous Waste Disposal - 0.6%

Republic Services, Inc.	100,531	3,044,079

Office Automation & Equipment - 0.2%

Xerox Corp.†	47,257	891,740

Oil & Gas Drilling - 0.5%

GlobalSantaFe Corp.	41,659	2,845,310

Oil Companies-Exploration & Production - 2.2%

Newfield Exploration Co.†	113,928	5,473,101
Noble Energy, Inc.	106,487	6,739,562

		12,212,663

Oil Companies-Integrated - 0.2%

Hess Corp.	17,642	1,044,759

Oil Field Machinery & Equipment - 0.3%

National-Oilwell Varco, Inc.†	15,867	1,498,638

Oil Refining & Marketing - 0.4%

Sunoco, Inc.	25,325	2,018,656

Oil-Field Services - 0.1%

SBM Offshore NV	22,654	837,342

Poultry - 0.3%

Pilgrim’s Pride Corp.	40,878	1,444,220

Printing-Commercial - 0.9%

R.R. Donnelley & Sons Co.	109,737	4,698,938

Publishing-Newspapers - 0.5%

Gannett Co., Inc.	46,066	2,709,602

Radio - 0.7%

Entercom Communications Corp., Class A	147,100	3,912,860

Real Estate Investment Trusts - 1.3%

Boston Properties, Inc.	15,842	1,832,603
Camden Property Trust	16,207	1,209,853
Developers Diversified Realty Corp.	18,980	1,170,117
ProLogis	20,699	1,338,397
Ventas, Inc.	17,108	724,695
Weingarten Realty Investors, Inc.	16,146	753,372

		7,029,037

Real Estate Operations & Development - 0.1%

Brookfield Properties Corp.	28,219	741,031

Rental Auto/Equipment - 0.8%

Avis Budget Group, Inc.†	147,800	4,470,950

Retail-Apparel/Shoe - 1.5%

Foot Locker, Inc.	206,673	4,534,406
Gap, Inc.	128,293	2,375,986
Talbots, Inc.	67,335	1,464,536

		8,374,928

Retail-Automobile - 0.7%

Copart, Inc.†	120,700	3,764,633

Retail-Consumer Electronics - 0.6%

Circuit City Stores, Inc.	208,700	3,353,809

Retail-Convenience Store - 0.4%

The Pantry, Inc.†	54,750	2,384,910

Retail-Restaurants - 1.1%

Ruby Tuesday, Inc.	123,880	3,415,372
Yum! Brands, Inc.	34,468	2,334,173

		5,749,545

Semiconductor Equipment - 1.5%

Varian Semiconductor Equipment Associates, Inc.†	196,050	8,263,507

Steel Pipe & Tube - 0.3%

Mueller Water Products, Inc., Class B	111,797	1,771,982

Telecom Services - 2.0%

Embarq Corp.	63,100	4,054,806
Time Warner Telecom, Inc., Class A†	97,075	1,879,372
Virgin Media, Inc.	183,600	4,758,912

		10,693,090

Telecommunication Equipment - 0.6%

Harris Corp.	61,468	3,068,483

Telephone-Integrated - 0.2%

Qwest Communications International, Inc.†	98,523	1,013,802

Therapeutics - 0.8%

Theravance, Inc.†	133,671	4,590,262

Tools-Hand Held - 0.8%

Black & Decker Corp.	24,600	2,322,978
Stanley Works	28,856	1,824,565

		4,147,543

Transport-Equipment & Leasng - 0.9%

Genesis Lease, Ltd. ADR†	166,700	4,684,270

Transport-Truck - 0.9%

Con-way, Inc.	25,332	1,436,325
J.B. Hunt Transport Services, Inc.	34,857	1,015,733
Werner Enterprises, Inc.	118,825	2,296,887

		4,748,945

Total Long-Term Investment Securities
(cost $424,091,436)		524,374,372

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Time Deposit - 1.9%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 06/01/07
(cost $10,100,000)	$10,100,000	10,100,000

REPURCHASE AGREEMENT - 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $8,689,151 and collateralized by Federal Home Loan Bank Notes, bearing interest at 6.00% due 05/15/08 and having approximate value of $8,953,245 (cost $8,688,000)	8,688,000	8,688,000

TOTAL INVESTMENTS
(cost $442,879,436)(3)	99.9%	543,162,372
Other assets less liabilities	0.1	530,161

NET ASSETS	100.0%	$543,692,533

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $1,235,254 representing 0.23% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Fair valued securities; see (Note 1)
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio Statements

VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.1%
Domestic Equity Investment Companies - 57.1%

VALIC Co. I Value Fund	373,446	$5,007,914
VALIC Co. I Stock Index Fund	117,049	4,658,533
VALIC Co. II Capital Appreciation Fund	2,999,964	32,609,614
VALIC Co. II Large Cap Value Fund	1,237,777	20,497,581
VALIC Co. II Small Cap Growth Fund	159,956	2,445,728
VALIC Co. II Small Cap Value Fund	69,365	1,164,632

Total Domestic Equity Investment Companies
(cost $57,874,751)		66,384,002

Fixed Income Investment Company - 28.0%

VALIC Co. II Core Bond Fund
(cost $32,295,690)	3,212,785	32,609,770

International Equity Investment Company - 15.0%

VALIC Co. I International Equities Fund†
($15,667,258)	1,547,338	17,469,449

TOTAL INVESTMENTS
(cost $105,837,699)(2)	100.1%	116,463,221
Liabilities in excess of other assets	(0.1)	(124,742)

NET ASSETS	100.0%	$116,338,479

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
(1)	See Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY II MONEY MARKET II FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 98.4%
Asset-Backed Commercial Paper - 53.2%

Amstel Funding Corp. 5.24% due 07/20/07*	$1,388,000	$1,378,100
Amstel Funding Corp. 5.26% due 06/15/07*	1,877,000	1,873,160
Amstel Funding Corp. 5.26% due 07/25/07*	1,120,000	1,111,172
Amstel Funding Corp. 5.27% due 06/25/07*	1,258,000	1,253,580
Amsterdam Funding Corp. 5.23% due 07/13/07*	2,500,000	2,484,746
Amsterdam Funding Corp. 5.25% due 06/11/07*	2,000,000	1,997,083
Apreco LLC 5.23% due 07/05/07	2,500,000	2,487,651
Atlantis One Funding Corp. 5.16% due 07/03/07*	2,000,000	1,990,827
Atlantis One Funding Corp. 5.23% due 07/12/07*	3,000,000	2,982,131
Atlantis One Funding Corp. 5.23% due 08/21/07*	2,500,000	2,470,581
Barton Capital Corp. 5.23% due 07/09/07*	3,000,000	2,983,438
Barton Capital Corp. 5.24% due 07/03/07*	2,899,000	2,885,497
Cafco LLC 5.23% due 06/13/07*	1,000,000	998,257
Cafco LLC 5.25% due 06/06/07*	1,635,000	1,633,808
Cafco LLC 5.25% due 07/11/07*	3,000,000	2,982,500
Cafco LLC 5.25% due 07/24/07*	2,000,000	1,984,542
Cancara Asset Securitisation LLC 5.20% due 10/11/07*	3,000,000	2,942,800
Cancara Asset Securitisation LLC 5.23% due 08/06/07*	1,500,000	1,485,618
Cancara Asset Securitisation LLC 5.24% due 08/29/07*	1,668,000	1,646,413
Chariot Funding LLC 5.24% due 06/22/07*	2,500,000	2,492,358
Chariot Funding LLC 5.25% due 06/18/07*	2,000,000	1,995,042
Chariot Funding LLC 5.25% due 07/10/07*	2,500,000	2,485,781
Charta LLC 5.23% due 06/11/07*	1,000,000	998,547
Charta LLC 5.25% due 06/12/07*	1,000,000	998,396
Charta LLC 5.26% due 07/27/07*	3,000,000	2,975,477
Citibank Capital Markets Assets 5.30% due 08/09/07*	3,500,000	3,500,000
Clipper Receivables Co. LLC 5.24% due 06/08/07	2,000,000	1,997,962
CRC Funding LLC 5.23% due 06/11/07*	1,000,000	998,547
CRC Funding LLC 5.25% due 06/12/07*	2,000,000	1,996,792
CRC Funding LLC 5.25% due 06/26/07*	2,000,000	1,992,708
CRC Funding LLC 5.25% due 07/18/07*	1,500,000	1,489,719
Dorada Finance, Inc. 5.24% due 09/05/07*	3,000,000	2,958,080
Edison Asset Securitization LLC 5.23% due 06/22/07*	1,111,000	1,107,611
Edison Asset Securitization LLC 5.23% due 06/27/07*	2,000,000	1,992,446
Edison Asset Securitization LLC 5.23% due 07/16/07*	1,326,000	1,317,331
Edison Asset Securitization LLC 5.24% due 06/11/07*	4,036,000	4,030,125
Falcon Asset Securitization Corp. 5.24% due 06/18/07*	2,158,000	2,152,660
Fountain Square Commercial Funding 5.25% due 06/19/07*	1,467,000	1,463,149
Fountain Square Commercial Funding 5.25% due 07/16/07*	2,500,000	2,483,594
Fountain Square Commercial Funding 5.26% due 06/04/07*	1,454,000	1,453,363
Fountain Square Commercial Funding 5.27% due 07/02/07*	1,800,000	1,791,831
Galaxy Funding, Inc. 5.22% due 06/01/07*	2,000,000	2,000,000
Galaxy Funding, Inc. 5.24% due 07/25/07*	2,000,000	1,984,295
Giro Funding US Corp 5.28% due 06/26/07*	2,000,000	1,992,667
Greyhawk Funding LLC 5.26% due 06/05/07*	2,000,000	1,998,831
Greyhawk Funding LLC 5.26% due 06/08/07*	1,333,000	1,331,637
Kitty Hawk Funding Corp. 5.23% due 06/20/07*	2,000,000	1,994,479
Old Line Funding LLC 5.25% due 06/07/07*	1,309,000	1,307,855
Old Line Funding LLC 5.25% due 06/08/07*	1,000,000	998,979
Old Line Funding LLC 5.25% due 06/12/07*	1,031,000	1,029,346
Park Avenue Receivables Corp. 5.22% due 06/05/07*	2,000,000	1,998,840
Park Avenue Receivables Corp. 5.23% due 08/24/07*	1,500,000	1,481,695
Park Avenue Receivables Corp. 5.24% due 07/09/07*	3,415,000	3,396,111
Ranger Funding Co. LLC 5.24% due 06/19/07*	2,000,000	1,994,760
Ranger Funding Co. LLC 5.24% due 07/30/07*	2,000,000	1,982,824
Ranger Funding Co. LLC 5.26% due 06/19/07*	1,186,000	1,182,881
Ranger Funding Co. LLC 5.26% due 07/26/07*	1,000,000	991,964
Sheffield Receivables Corp. 5.27% due 06/01/07*	1,000,000	1,000,000
Sheffield Receivables Corp. 5.27% due 06/19/07*	2,000,000	1,994,735
Sheffield Receivables Corp. 5.27% due 06/28/07*	3,000,000	2,988,142

Sigma Finance, Inc. 5.23% due 06/07/07*	1,193,000	1,191,960
Surrey Funding Corp. 5.25% due 06/21/07*	1,195,000	1,191,515
Surrey Funding Corp. 5.26% due 06/21/07*	2,000,000	1,994,156
Surrey Funding Corp. 5.27% due 06/12/07*	3,000,000	2,995,169
Sydney Capital Corp. 5.23% due 08/07/07*	1,791,000	1,773,567
Sydney Capital Corp. 5.24% due 07/12/07*	1,000,000	994,032
Sydney Capital Corp. 5.24% due 08/28/07*	2,500,000	2,467,978
Sydney Capital Corp. 5.26% due 06/20/07*	1,150,000	1,146,807
Thames Asset Global Securitization, Inc. 5.18% due 06/14/07*	2,000,000	1,996,259
White Pine Finance LLC 5.22% due 09/28/07*	2,823,000	2,774,289
White Pine Finance LLC 5.24% due 07/16/07*	2,500,000	2,483,625
White Pine Finance LLC 5.26% due 06/06/07*	1,944,000	1,942,580
Windmill Funding Corp. 5.25% due 06/11/07*	2,500,000	2,496,354

Total Asset-Backed Commercial Paper
(amortized cost $143,341,755)		143,341,755

Certificates of Deposit - 13.1%

BNP Paribas 5.31% due 07/09/07	3,000,000	3,000,000
Calyon NY 5.31% due 09/26/07	1,000,000	999,935
Calyon NY 5.32% due 03/04/08	4,000,000	4,000,148
First Tennessee Bank 5.30% due 08/16/07	2,500,000	2,500,000
Fortis Bank NY 5.27% due 04/28/08	1,700,000	1,699,541
Fortis Bank NY 5.28% due 08/02/07	2,000,000	1,999,827
Fortis Bank NY 5.30% due 02/19/08	2,500,000	2,500,088
HBOS Treasury Services PLC 5.35% due 10/25/07	1,000,000	1,000,000
HBOS Treasury Services PLC 5.36% due 10/22/07	2,000,000	2,000,114
HSBC Bank USA, Inc. 3.87% due 06/07/07	2,115,000	2,114,442
Lloyds TSB Bank PLC 5.29% due 06/13/07	1,500,000	1,500,000
Rabobank Nederland NV 5.29% due 06/01/07	2,500,000	2,500,000
Royal Bank Scotland PLC 5.26% due 09/14/07	3,000,000	2,999,868
Societe Generale 5.26% due 06/11/07	3,070,000	3,069,995
Societe Generale 5.26% due 06/20/07	1,000,000	999,988
Societe Generale 5.27% due 07/02/07	1,500,000	1,500,014
Societe Generale 5.67% due 07/23/07	1,000,000	1,000,170

Total Certificates of Deposit
(amortized cost $35,384,130)		35,384,130

Commercial Paper - 23.5%

ABN AMRO Bank NV 5.20% due 06/28/07	3,000,000	2,988,300
ABN AMRO Bank NV 5.22% due 08/28/07	1,500,000	1,480,860
Bank of America Corp. 5.29% due 09/05/07	1,500,000	1,479,320
Bank of America Corp. 5.30% due 12/28/07(1)	1,000,000	1,000,082
Barclays US Funding LLC 5.22% due 06/08/07	2,000,000	1,997,972
Barclays US Funding LLC 5.24% due 06/29/07	1,300,000	1,294,702
Barclays US Funding LLC 5.24% due 08/07/07	2,600,000	2,574,644
Bear Stearns Co., Inc. 5.17% due 06/25/07	2,000,000	1,993,107
Deutsche Bank Fiancial LLC 5.24% due 06/12/07	3,000,000	2,995,197
Dexia Delaware LLC 5.24% due 06/13/07	2,000,000	1,996,510
Dexia Delaware LLC 5.25% due 07/02/07	4,900,000	4,877,869
Fortis Funding LLC 5.24% due 06/27/07*	1,100,000	1,095,837
General Electric Capital Corp. 5.15% due 10/16/07	3,500,000	3,431,405
General Electric Capital Corp. 5.17% due 07/30/07	1,500,000	1,487,290
General Electric Capital Corp. 5.22% due 06/08/07	1,000,000	998,985
HBOS Treasury Services PLC 5.23% due 06/14/07	1,000,000	998,111
HSBC Bank USA, Inc. 5.42% due 09/21/07(2)	2,500,000	2,500,997
Merrill Lynch & Co., Inc. 5.16% due 10/17/07	2,000,000	1,960,440
Morgan Stanley 5.31% due 09/10/07(2)	3,000,000	3,000,000
Nordea North America, Inc. 5.20% due 06/11/07	2,000,000	1,997,111
Nordea North America, Inc. 5.23% due 07/26/07	2,700,000	2,678,447
Nordea North America, Inc. 5.24% due 06/28/07	2,000,000	1,992,140
Rabobank USA Financial Corp. 5.20% due 06/08/07	2,000,000	1,997,980
Royal Bank of Canada 5.24% due 10/04/07	2,500,000	2,498,622
Svenska Handelsbanken, Inc. 5.22% due 06/29/07	1,000,000	995,940

Svenska Handelsbanken, Inc. 5.65% due 07/20/07	2,000,000	2,000,432
UBS AG Stamford CT 5.30% due 07/20/07	2,000,000	2,000,010
UBS Finance LLC 5.20% due 07/05/07	1,000,000	995,087
UBS Finance LLC 5.25% due 06/20/07	1,000,000	997,229
Wells Fargo Bank NA 5.25% due 06/29/07(2)	5,000,000	5,000,000

Total Commercial Paper
(amortized cost $63,304,626)		63,304,626

Medium Term Notes - 5.7%

Barclays Bank PLC 5.41% due 11/02/07*	2,000,000	2,000,000
Beta Finance, Inc. 5.33% due 08/15/07*(1)	2,000,000	2,000,158
Cheyne Finance LLC 5.32% due 09/06/07*(1)	2,000,000	1,999,934
Cheyne Finance LLC 5.32% due 01/07/08*(1)	2,000,000	2,000,000
Merrill Lynch & Co., Inc. 5.33% due 10/15/07(1)	1,000,000	1,000,000
Morgan Stanley Dean Witter Co. 5.48% due 01/18/08(1)	1,000,000	1,000,960
Sedna Finance, Inc. 5.32% due 01/11/08*(1)	2,500,000	2,499,923
Sigma Finance, Inc. 5.32% due 09/18/07*(1)	2,000,000	1,999,970
Wells Fargo & Co. 5.31% due 08/03/07(1)	1,000,000	1,000,000

Total Medium Term Notes
(amortized cost $15,500,945)		15,500,945

U.S. Government Agencies - 2.9%

Federal Home Loan Bank
5.11% due 08/10/07	2,500,000	2,475,160
5.13% due 06/15/07	3,000,000	2,994,015
Federal National Mtg. Assn. 5.09% due 07/27/07	2,296,000	2,277,821

Total U.S. Government Agencies
(amortized cost $7,746,996)		7,746,996

Total Short-Term Investment Securities - 98.4%
(amortized cost $265,278,452)		265,278,452

REPURCHASE AGREEMENT - 2.9%
Repurchase Agreement - 2.9%

UBS Securities, LLC Joint Repurchase Agreement(3) (cost $7,697,000)	7,697,000	7,697,000

TOTAL INVESTMENTS -
(amortized cost $272,975,452) (4)	101.3%	272,975,452
Liabilities in excess of other assets	(1.3)	(3,498,553)

NET ASSETS	100.0%	$269,476,899

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $152,451,964 representing 56.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007
(2)	Variable Rate Security - the rate reflected is as of May 31, 2007, maturity date reflects next reset date.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of May 31, 2007:

Asset Backed/Receivables	19.6%
Foreign Bank	16.2
Asset Backed/Multi-Asset	14.8
Asset Backed/Securities	10.5
Finance	9.1
Diversified Financial Services	7.4
Money Center Bank	4.1
Investment Bank/Brokerage	3.3
Domestic Bank	3.1
Sovereign Agencies	2.9
Asset Backed/CLOs	2.8
Asset Backed/Loans	2.7
Commercial Bank	2.4
Asset Backed/Finance	1.5
Regional Bank	0.9

101.3%

See Notes to Portfolio of Investments

VALIC COMPANY II SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Advertising Services - 1.3%

Marchex, Inc., Class B	48,400	$749,716

Aerospace/Defense-Equipment - 1.6%

ARGON ST, Inc.†	23,240	554,274
Orbital Sciences Corp.†	19,200	395,712

		949,986

Airlines - 0.4%

Allegiant Travel Co.†	8,100	257,175

Applications Software - 3.0%

Nuance Communications, Inc.†	35,798	598,901
Quest Software, Inc.†	48,000	826,560
SourceForge, Inc.†	67,300	298,139

		1,723,600

Auto-Heavy Duty Trucks - 1.1%

Force Protection, Inc.(1)(2)	28,100	667,819

Auto/Truck Parts & Equipment-Original - 0.8%

Tenneco, Inc.†	14,782	482,041

Banks-Commercial - 4.1%

East West Bancorp, Inc.	13,700	555,398
Hancock Holding Co.	7,300	288,642
Signature Bank†	13,600	452,200
UCBH Holdings, Inc.	23,600	439,196
UMB Financial Corp.	4,142	159,923
Whitney Holding Corp.	15,400	478,016

		2,373,375

Building & Construction Products-Misc. - 1.2%

Drew Industries, Inc.†	20,200	680,538

Chemicals-Diversified - 1.0%

FMC Corp.	6,700	560,522

Chemicals-Specialty - 1.4%

Cabot Corp.	8,400	405,804
Minerals Technologies, Inc.	6,400	407,104

		812,908

Commerce - 0.3%

Ariba, Inc.†	20,300	188,993

Commercial Services - 0.7%

CoStar Group, Inc.†	7,100	385,246

Commercial Services-Finance - 1.8%

Clayton Holdings, Inc.†	42,200	607,680
Heartland Payment Systems, Inc.	16,600	422,470

		1,030,150

Computers-Integrated Systems - 1.3%

MICROS Systems, Inc.†	10,100	560,449
Super Micro Computer, Inc.†	19,700	198,182

		758,631

Computers-Memory Devices - 0.8%

Xyratex, Ltd.†	21,100	465,466

Consulting Services - 1.8%

BearingPoint, Inc.†	62,000	458,180
Huron Consulting Group, Inc.†	4,900	335,748
LECG Corp.†	17,300	256,040

		1,049,968

Diversified Financial Services - 0.9%

Newstar Financial Inc†	37,500	531,000

Drug Delivery Systems - 0.7%

Penwest Pharmaceuticals Co.†	32,000	416,000

E-Services/Consulting - 2.9%

RightNow Technologies, Inc.†	38,800	604,504
Sapient Corp.†	147,500	1,106,250

		1,710,754

Electronic Components-Semiconductors - 5.1%

Microsemi Corp.†	40,500	933,525
Microtune, Inc.†	60,920	311,301
Netlogic Microsystems, Inc.†	31,700	977,628
Silicon Laboratories, Inc.†	21,000	727,020

		2,949,474

Electronic Measurement Instruments - 5.1%

FLIR Systems, Inc.†	20,700	856,152
National Instruments Corp.	18,900	595,728
Tektronix, Inc.	20,400	617,508
Trimble Navigation, Ltd.†	32,100	936,999

		3,006,387

Entertainment Software - 0.9%

THQ, Inc.†	14,700	501,270

Finance-Commercial - 0.4%

CapitalSource, Inc.	8,475	222,892

Finance-Investment Banker/Broker - 1.3%

optionsXpress Holdings, Inc.	29,800	759,304

Finance-Leasing Company - 0.4%

Financial Federal Corp.	9,200	250,148

Hotels/Motels - 3.0%

Gaylord Entertainment Co.†	9,300	523,869
Orient-Express Hotels, Ltd.	18,500	991,045
Red Lion Hotels Corp.†	17,100	219,906

		1,734,820

Instruments-Scientific - 1.4%

Varian, Inc.†	13,600	800,360

Internet Connectivity Services - 1.1%

Internap Network Services Corp.†	44,400	657,564

Internet Security - 0.5%

Entrust, Inc.†	73,400	301,674

Investment Companies - 1.0%

Ares Capital Corp.	7,379	136,733
Kohlberg Capital Corp.	24,900	464,634

		601,367

Investment Management/Advisor Services - 0.6%

National Financial Partners Corp.	7,300	341,859

Machinery-General Industrial - 1.1%

Manitowoc Co., Inc.	8,600	651,708

Machinery-Pumps - 0.9%

Flowserve Corp.	7,600	527,516

Medical Information Systems - 1.3%

Allscripts Heathcare Solutions, Inc.†	32,000	785,920

Medical Instruments - 0.4%

Dexcom, Inc.†	36,700	240,752

Medical Products - 1.0%

American Medical Systems Holdings, Inc.†	32,000	600,320

Medical-Biomedical/Gene - 1.9%

Coley Pharmaceutical Group, Inc.†	23,700	196,947
Keryx Biopharmaceuticals, Inc.†	24,900	272,157
Myriad Genetics, Inc.†	15,100	574,857
Panacos Pharmaceuticals, Inc.†	11,600	48,488

		1,092,449

Medical-Drugs - 2.6%

Adams Respiratory Therapeutics, Inc.†	17,600	806,080
Angiotech Pharmaceuticals, Inc.†	65,300	439,469
Cadence Pharmaceuticals, Inc.†	16,806	244,695

		1,490,244

Medical-Generic Drugs - 0.5%

Impax Laboratories, Inc.†	27,200	312,528

Motion Pictures & Services - 0.7%

Lions Gate Entertainment Corp.†	35,200	417,120

Networking Products - 2.5%

Atheros Communications, Inc.†	26,500	771,415
Ixia†	77,000	714,560

		1,485,975

Non-Ferrous Metals - 1.1%

RTI International Metals, Inc.†	7,200	639,000

Oil Companies-Exploration & Production - 4.0%

Bill Barrett Corp.†	19,800	748,242
Denbury Resources, Inc.†	17,700	641,802
Mariner Energy, Inc.†	37,600	939,248

		2,329,292

Oil Field Machinery & Equipment - 0.7%

FMC Technologies, Inc.†	5,300	400,680

Oil-Field Services - 2.7%

Helix Energy Solutions Group, Inc.†	21,900	872,715
Superior Energy Services, Inc.†	18,200	730,912

		1,603,627

Physical Therapy/Rehabilation Centers - 1.1%

Psychiatric Solutions, Inc.†	17,200	671,144

Physicians Practice Management - 0.8%

Healthways, Inc.†	9,500	442,890

Racetrack - 2.0%

Penn National Gaming, Inc.†	21,400	1,143,402

Real Estate Investment Trusts - 2.9%

FelCor Lodging Trust, Inc.	23,400	612,846
LaSalle Hotel Properties	9,800	466,480
RAIT Investment Trust	20,100	592,146

		1,671,472

Research & Development - 1.6%

Parexel International Corp.†	23,300	937,126

Retail-Apparel/Shoe - 0.7%

Christopher & Banks Corp.	21,400	404,246

Retail-Gardening Products - 0.9%

Tractor Supply Co.†	10,000	532,100

Retail-Home Furnishings - 0.2%

Cost Plus, Inc.†	14,360	132,686

Retail-Music Store - 0.5%
Guitar Center, Inc.†	5,200	278,876

Retail-Restaurants - 3.6%

BJ’s Restaurants, Inc.†	18,100	366,525
Chipotle Mexican Grill, Inc., Class B†	12,400	992,620
Panera Bread Co., Class A†	13,200	744,084

		2,103,229

Retail-Sporting Goods - 2.3%

Big 5 Sporting Goods Corp.	17,700	447,633
Hibbett Sports, Inc.†	15,700	439,129
Zumiez, Inc.†	11,500	443,900

		1,330,662

Savings & Loans/Thrifts - 0.5%

BankUnited Financial Corp. Class A	13,100	300,252

Schools - 1.3%

Strayer Education, Inc.	3,000	375,480
Universal Technical Institute, Inc.†	16,100	380,121

		755,601

Semiconductor Equipment - 1.8%

FormFactor, Inc.†	11,800	469,404
Varian Semiconductor Equipment Associates, Inc.†	13,725	578,509

		1,047,913

Semiconductors Components-Intergrated Circuits - 2.7%

Hitte Microwave Corp.†	8,700	353,655
Power Integrations, Inc.†	42,500	1,211,250

		1,564,905

Storage/Warehousing - 0.6%

Mobile Mini, Inc.†	11,700	353,340

Telecommunication Equipment - 1.4%

Arris Group, Inc.†	34,000	559,300
OpNext, Inc.†	22,300	262,917

		822,217

Therapeutics - 0.5%

The Medicines Co.†	16,000	312,160

Transport-Truck - 0.8%

Knight Transportation, Inc.	25,100	470,123

Veterinary Diagnostics - 1.0%

VCA Antech, Inc.†	15,300	605,574

Web Portals/ISP - 1.0%

Trizetto Group, Inc.†	30,700	568,871

Wireless Equipment - 1.4%

ViaSat, Inc.†	24,400	790,316

Total Long-Term Investment Securities
(cost $48,366,368)		57,737,243

SHORT-TERM INVESTMENT SECURITIES - 1.4%
U.S. Government Agencies - 1.4%

Federal National Mtg. Assoc. 5.08% due 06/01/07
(cost $799,000)	$799,000	799,000

TOTAL INVESTMENTS
(cost $49,165,368)(3)	100.3%	58,536,243
Liabilities in excess of other assets	(0.3)	(146,518)

NET ASSETS	100.0%	$58,389,725

†	Non-income producing security
(1)	Illiquid security
(2)	Fair valued security; see Note 1
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC COMPANY II SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.5%
Aerospace/Defense-Equipment - 0.7%

Orbital Sciences Corp.†	87,900	$1,811,619

Airlines - 1.0%

Continental Airlines, Inc., Class B†	55,500	2,229,435
ExpressJet Holdings, Inc.†	59,600	368,924

		2,598,359

Apparel Manufacturer - 1.0%

Kellwood Co.	92,500	2,664,925

Applications Software - 1.0%

EPIQ Systems, Inc.†	92,800	2,449,920
Progress Software Corp.†	7,400	243,164

		2,693,084

Auto Repair Center - 0.4%

Midas, Inc.†	48,600	1,092,042

Auto/Truck Parts & Equipment-Original - 0.9%

Accuride Corp.†	5,000	78,600
ArvinMeritor, Inc.	59,600	1,244,448
Modine Manufacturing Co.	34,600	813,446
Visteon Corp.†	40,100	324,409

		2,460,903

Banks-Commercial - 9.5%

1st Source Corp.	19,530	511,686
AMCORE Financial, Inc.	8,900	265,131
Bancfirst Corp.	13,200	569,844
Bank of Hawaii Corp.	43,400	2,322,334
Camden National Corp.	6,500	248,950
City Holding Co.	30,500	1,162,355
Commerce Bancshares, Inc.	36,763	1,735,214
Community Bank Systems, Inc.	23,800	489,328
Community Trust Bancorp, Inc.	20,100	682,596
Corus Bankshares, Inc.	24,900	452,931
Cullen/Frost Bankers, Inc.	10,000	531,700
Farmers Capital Bank Corp.	1,000	29,100
First Citizens BancShares, Inc., Class A	600	116,244
First Community Bancshares, Inc.	6,700	209,643
First Financial Bankshares, Inc.	1,700	68,918
First Indiana Corp.	7,050	148,191
First State Bancorp.	7,600	168,112
FirstMerit Corp.	68,000	1,464,040
FNB/VA Corp.	7,600	243,276
Fulton Financial Corp.	1,299	19,810
Great Southern Bancorp, Inc.	4,600	127,190
Greater Bay Bancorp	105,400	2,941,714
Heartland Financial USA, Inc.	12,700	305,943
Horizon Financial Corp.	2,900	65,366
Lakeland Bancorp, Inc.	18,040	252,921
Lakeland Financial Corp.	6,200	136,400
MB Financial, Inc.	11,000	388,960
Mercantile Bank Corp.	9,042	248,564
Old National Bancorp	6,700	119,595
Pacific Capital Bancorp	18,400	473,616
Premierwest Bancorp	8,085	112,705
Provident Bankshares Corp.	21,200	709,140
R-G Financial Corp., Class B†	17,800	71,200
Santander Bancorp	1,200	20,832
SCBT Financial Corp.	1,660	60,192
Simmons First National Corp., Class A	17,400	490,854
Southwest Bancorp, Inc.	7,900	194,103
Suffolk Bancorp	1,000	30,670
Taylor Capital Group, Inc.	7,000	211,050
TCF Financial Corp.	38,900	1,098,147
Tompkins Trustco, Inc.	1,380	51,474
UMB Financial Corp.	76,800	2,965,248
Umpqua Holding Corp.	16,400	409,344
Virginia Financial Group, Inc.	9,050	199,190
W Holding Co., Inc.	61,400	337,086
Washington Trust Bancorp, Inc.	25,500	620,925
Westamerica Bancorp.	8,200	379,660
Whitney Holding Corp.	34,950	1,084,848

		25,546,340

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	26,200	399,812

Building-Heavy Construction - 0.4%

Washington Group International, Inc.†	14,400	1,209,600

Building-Residential/Commerical - 0.1%

Amrep Corp.	2,500	145,750

Capacitors - 0.1%

KEMET Corp.†	51,200	393,216

Cellular Telecom - 0.5%

Dobson Communications Corp., Class A†	124,500	1,323,435

Chemicals-Diversified - 0.5%

Georgia Gulf Corp.	29,600	510,896
Pioneer Cos., Inc.†	26,900	925,898

		1,436,794

Chemicals-Plastics - 0.6%

Spartech Corp.	59,700	1,599,960

Chemicals-Specialty - 1.7%

H.B. Fuller Co.	56,400	1,536,900
Sensient Technologies Corp.	89,100	2,320,164
Stepan Co.	25,800	789,222

		4,646,286

Circuit Boards - 0.4%

Park Electrochemical Corp.	41,000	1,141,850

Commercial Services - 0.2%

Quanta Services, Inc.†	16,700	501,167

Commercial Services-Finance - 1.9%

Coinstar, Inc.†	20,400	644,436
Deluxe Corp.	55,700	2,432,419
Dollar Financial Corp.†	39,848	1,217,755
Jackson Hewitt Tax Service, Inc.	23,000	695,750

		4,990,360

Communications Software - 0.7%

Inter-Tel, Inc.	70,300	1,838,345

Computer Aided Design - 0.8%

Aspen Technology, Inc.†	81,600	1,212,576
Parametric Technology Corp.†	49,920	932,506

		2,145,082

Computer Services - 0.9%

BISYS Group, Inc.†	61,200	719,100
Sykes Enterprises, Inc.†	24,300	473,364
Unisys Corp.†	156,800	1,304,576

		2,497,040

Computers-Integrated Systems - 0.3%

Agilysys, Inc.	32,900	714,588

Computers-Memory Devices - 0.2%

Imation Corp.	14,100	534,531

Computers-Periphery Equipment - 0.7%

Electronics for Imaging, Inc.†	65,300	1,861,703

Consumer Products-Misc. - 1.3%

American Greetings Corp., Class A	66,000	1,729,860
Blyth, Inc.	18,400	504,896
Playtex Products, Inc.†	80,700	1,202,430

		3,437,186

Containers-Metal/Glass - 0.8%

Silgan Holdings, Inc.	39,000	2,251,080

Containers-Paper/Plastic - 0.2%

Graphic Packaging Corp.†	95,000	469,300

Cosmetics & Toiletries - 0.2%

Chattem, Inc.†	6,600	420,222

Data Processing/Management - 1.3%

Acxiom Corp.	55,000	1,529,000
CSG Systems International, Inc.†	55,800	1,551,240
Fair Isaac Corp.	3,700	140,045
infoUSA, Inc.	30,600	326,808

		3,547,093

Distribution/Wholesale - 0.7%

BlueLinx Holdings, Inc.	23,100	263,571
Tech Data Corp.†	16,600	611,876
United Stationers, Inc.†	14,100	945,969

		1,821,416

Diversified Manufactured Operations - 1.4%

Acuity Brands, Inc.	23,600	1,432,756
Teleflex, Inc.	29,000	2,328,700

		3,761,456

Electric-Integrated - 2.9%

Avista Corp.	69,400	1,625,348
CenterPoint Energy, Inc.	103,600	1,961,148
El Paso Electric Co.†	60,200	1,638,042
Great Plains Energy, Inc.	4,800	149,376
IDACORP, Inc.	20,500	680,805
Northwestern Corp.	12,700	418,592
Puget Energy, Inc.	53,900	1,358,819

		7,832,130

Electronic Components-Misc. - 0.4%

Bel Fuse, Inc., Class B	10,342	375,621
CTS Corp.	43,700	525,274
Cubic Corp.	12,100	304,073

		1,204,968

Electronic Components-Semiconductors - 0.9%

Fairchild Semiconductor International, Inc.†	30,900	569,178
Lattice Semiconductor Corp.†	108,600	572,322
OmniVision Technologies, Inc.†	75,600	1,323,000

		2,464,500

Electronic Design Automation - 0.4%

Ansoft Corp.†	18,500	592,740
Magma Design Automation, Inc.†	29,700	440,154

		1,032,894

Energy-Alternate Sources - 0.1%

Headwaters, Inc.†	10,500	207,060

Engineering/R&D Services - 0.8%

EMCOR Group, Inc.†	32,700	2,144,793

Enterprise Software/Service - 1.1%

BMC Software, Inc.†	62,600	2,074,564
MicroStrategy, Inc., Class A†	7,400	768,268

		2,842,832

Finance-Auto Loans - 1.0%

AmeriCredit Corp.†	92,400	2,453,220
Credit Acceptance Corp.†	4,426	118,351

		2,571,571

Finance-Consumer Loans - 1.0%

World Acceptance Corp.†	64,900	2,750,462

Finance-Investment Banker/Broker - 0.6%

AG Edwards, Inc.	8,200	722,912
Investment Technology Group, Inc.†	19,700	800,805

		1,523,717

Finance-Leasing Company - 0.2%

Marlin Business Services, Corp.†	25,000	514,750

Finance-Mortgage Loan/Banker - 0.5%

Federal Agricultural Mtg. Corp., Class C	44,700	1,313,733

Food-Misc. - 0.2%

Seaboard Corp.	200	443,600

Food-Wholesale/Distribution - 0.8%

Nash Finch Co.	43,100	2,027,855

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	6,600	191,598

Funeral Services & Related Items - 0.2%

Stewart Enterprises, Inc., Class A	68,900	533,286

Gas-Distribution - 1.7%

Nicor, Inc.	73,200	3,436,740
ONEOK, Inc.	5,600	302,960
Vectren Corp.	26,400	764,544

		4,504,244

Home Furnishings - 0.3%

Kimball International, Inc., Class B	12,500	170,625
Stanley Furniture Co., Inc.	25,900	595,441

		766,066

Identification Systems - 0.3%

Paxar Corp.†	23,100	698,775

Industrial Automated/Robotic - 0.3%

Cognex Corp.	31,300	736,489

Insurance Broker - 0.1%

Crawford & Co., Class B	32,400	221,292

Insurance-Life/Health - 1.6%

Delphi Financial Group, Inc., Class A	45,950	1,973,093
FBL Financial Group, Inc., Class A	5,900	227,032

Great American Financial Resources, Inc.	9,900	237,501
Protective Life Corp.	23,400	1,170,702
StanCorp Financial Group, Inc.	13,200	671,352

		4,279,680

Insurance-Multi-line - 0.8%

Alfa Corp.	40,800	692,376
Horace Mann Educators Corp.	70,700	1,578,024

		2,270,400

Insurance-Property/Casualty - 1.3%

Affirmative Insurance Holdings, Inc.	13,500	208,575
Harleysville Group, Inc.	36,400	1,101,464
James River Group, Inc.	1,200	40,752
LandAmerica Financial Group, Inc.	17,600	1,631,344
ProAssurance Corp.†	8,400	474,768

		3,456,903

Internet Security - 0.3%

SonicWALL, Inc.†	84,200	695,492

Investment Management/Advisor Services - 0.1%

Affiliated Managers Group, Inc.†	1,700	221,340

Lasers-System/Components - 0.5%

Coherent, Inc.†	43,900	1,361,778

Machinery-Construction & Mining - 1.8%
Terex Corp.†	56,500	4,789,505

Machinery-Farming - 0.7%

AGCO Corp.†	44,900	1,943,272

Machinery-General Industrial - 1.2%

Applied Industrial Technologies, Inc.	35,600	1,041,656
Tennant Co.	5,500	178,860
Wabtec Corp.	49,300	1,930,588

		3,151,104

Machinery-Material Handling - 0.2%

NACCO, Industries, Inc., Class A	4,000	680,000

Machinery-Pumps - 0.0%

Flowserve Corp.	1,100	76,351

Medical Imaging Systems - 0.1%

Merge Technologies, Inc.†	23,300	161,236

Medical Instruments - 0.3%

Datascope Corp.	16,600	611,710
DJO, Inc.†	5,400	210,654

		822,364

Medical Products - 0.5%

HealthTronics, Inc.†	13,400	64,320
Invacare Corp.	47,800	848,450
Mentor Corp.	12,500	505,500

		1,418,270

Medical Sterilization Products - 0.5%

STERIS Corp.	49,200	1,479,444

Medical-Biomedical/Gene - 0.6%

Arena Pharmaceuticals, Inc.†	9,600	133,440
Exelixis, Inc.†	27,700	306,916
Illumina, Inc.†	6,300	205,569
Keryx Biopharmaceuticals, Inc.†	16,900	184,717
Regeneron Pharmaceuticals, Inc.†	6,800	152,592
Savient Pharmaceuticals, Inc.†	50,500	718,110

		1,701,344

Medical-Drugs - 0.6%

Acadia Pharmaceuticals, Inc.†	8,600	109,994
Adams Respiratory Therapeutics, Inc.†	21,400	980,120
Auxilium Pharmaceuticals, Inc.†	8,400	129,108
Cubist Pharmaceuticals, Inc.†	6,600	151,470
ViroPharma, Inc.†	14,300	207,207

		1,577,899

Medical-Generic Drugs - 0.2%

Alpharma, Inc., Class A	17,300	420,390

Medical-HMO - 0.6%

Magellan Health Services, Inc.†	37,200	1,666,560

Medical-Nursing Homes - 0.5%

Manor Care, Inc.	17,900	1,217,200

Medical-Outpatient/Home Medical - 0.6%

Gentiva Health Services, Inc.†	83,800	1,716,224

Metal Processors & Fabrication - 0.5%

CIRCOR International, Inc.	17,400	664,506
Quanex Corp.	14,450	692,733

		1,357,239

Metal-Iron - 0.9%

Cleveland-Cliffs, Inc.	27,100	2,392,659

Miscellaneous Manufacturing - 0.6%

Reddy Ice Holdings, Inc.	50,500	1,541,260

Multimedia - 0.8%

Belo Corp., Class A	99,500	2,211,885

Music - 0.2%

Steinway Musical Instruments, Inc.	15,900	612,468

Networking Products - 0.3%

Black Box Corp.	24,900	907,107

Non-Ferrous Metals - 0.4%

USEC, Inc.†	43,000	993,300

Office Furnishings-Original - 0.5%

CompX International, Inc.	10,400	200,720
HNI Corp.	24,200	1,066,252

		1,266,972

Office Supplies & Forms - 0.2%

The Standard Register Co.	54,200	645,522

Oil & Gas Drilling - 0.3%

Helmerich & Payne, Inc.	19,600	664,244
Todco, Class A†	2,400	118,704

		782,948

Oil Companies-Exploration & Production - 2.2%

Forest Oil Corp.†	19,100	775,269
Harvest Natural Resources, Inc.†	23,100	218,757
Houston Exploration Co.†	48,700	2,923,948
Mariner Energy, Inc.†	39,291	981,489
Meridian Resource Corp.†	35,400	103,722

Swift Energy Co.†	23,100	993,993

		5,997,178

Oil Refining & Marketing - 0.9%

Holly Corp.	24,900	1,745,241
Tesoro Corp.	11,600	717,808

		2,463,049

Oil-Field Services - 0.7%

Trico Marine Services, Inc.†	45,500	1,916,005

Optical Supplies - 0.1%

Advanced Medical Optics, Inc.†	10,400	365,040

Paper & Related Products - 0.8%

Neenah Paper, Inc.	43,100	1,887,780
Smurfit-Stone Container Corp.†	15,100	195,243

		2,083,023

Physicians Practice Management - 0.4%

Healthways, Inc.†	22,500	1,048,950

Private Corrections - 0.3%

Geo Group, Inc.†	16,650	907,425

Publishing-Books - 0.6%

John Wiley & Sons, Inc., Class A	33,200	1,522,220

Radio - 0.3%

Cumulus Media, Inc., Class A†	43,400	407,092
Westwood One, Inc.	55,900	450,554

		857,646

Real Estate Investment Trusts - 10.4%

Annaly Mortgage Management, Inc.	33,800	521,872
Anworth Mtg. Asset Corp.	87,700	818,241
Apartment Investment & Management Co., Class A	27,200	1,492,464
Brandywine Realty Trust	7,446	236,857
Cousins Properties, Inc.	56,200	1,819,756
Equity Inns, Inc.	99,800	1,995,002
Equity Lifestyle Properties, Inc.	27,800	1,513,988
Home Properties, Inc.	33,000	1,900,800
Innkeepers USA Trust	161,300	2,843,719
LaSalle Hotel Properties	16,600	790,160
Lexington Corporate Properties Trust	92,900	1,932,320
MFA Mtg. Investments, Inc.	116,500	876,080
Pennsylvania Real Estate Investment Trust	900	42,777
PS Business Parks, Inc.	29,700	1,994,355
Ramco-Gershenson Properties Trust	46,100	1,705,239
Sunstone Hotel Investors, Inc.	115,800	3,417,258
Taubman Centers, Inc.	31,100	1,711,122
Universal Health Realty Income Trust	17,500	615,125
Winston Hotels, Inc.	112,600	1,678,866

		27,906,001

Retail-Apparel/Shoe - 1.9%

Payless ShoeSource, Inc.†	96,700	3,454,124
Shoe Carnival, Inc.†	14,900	436,272
Talbots, Inc.	60,900	1,324,575

		5,214,971

Retail-Auto Parts - 0.6%

CSK Auto Corp.†	93,000	1,692,600

Retail-Bookstore - 0.4%

Barnes & Noble, Inc.	24,300	1,039,311

Retail-Computer Equipment - 0.7%

GameStop Corp., Class A†	50,600	1,871,188

Retail-Convenience Store - 0.2%

The Pantry, Inc.†	13,700	596,772

Retail-Discount - 1.2%

Big Lots, Inc.†	106,400	3,351,600

Retail-Major Department Stores - 0.4%

Saks, Inc.	48,600	973,944

Retail-Office Supplies - 0.3%

OfficeMax, Inc.	17,300	776,770

Retail-Restaurants - 1.0%

Domino’s Pizza, Inc.	13,800	270,756
Jack in the Box, Inc.†	26,200	2,003,514
Luby’s, Inc.†	37,100	357,644

		2,631,914

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	38,600	855,762

Savings & Loans/Thrifts - 1.5%

Astoria Financial Corp.	80,600	2,148,796
First Financial Holdings, Inc.	5,900	194,759
First Niagara Financial Group, Inc.	53,300	731,276
FirstFed Financial Corp.†	12,500	805,875
OceanFirst Financial Corp.	1,500	26,910
WSFS Financial Corp.	3,100	204,848

		4,112,464

Semiconductor Equipment - 0.9%

Asyst Technologies, Inc.†	122,300	878,114
Axcelis Technologies, Inc.†	45,700	293,851
Cohu, Inc.	17,400	355,656
Mattson Technology, Inc.†	81,500	803,590

		2,331,211

Semiconductors Components-Intergrated Circuits - 0.8%

Cirrus Logic, Inc.†	153,000	1,184,220
Emulex Corp.†	28,500	632,415
TriQuint Semiconductor, Inc.†	43,200	228,096

		2,044,731

Steel Pipe & Tube - 0.3%

Valmont Industries, Inc.	10,300	726,047

Steel-Producers - 1.5%

Chaparral Steel Co.	28,400	2,078,880
Steel Dynamics, Inc.	41,200	1,932,280

		4,011,160

Telecom Services - 0.1%

Consolidated Commerce Holdings, Inc.	16,500	350,790

Telecommunication Equipment - 0.7%

CommScope, Inc.†	23,600	1,291,628
North Pittsburgh Systems, Inc.	10,900	215,711
UTStarcom, Inc.†	42,500	306,425

		1,813,764

Telephone-Integrated - 0.7%

CenturyTel, Inc.	13,900	686,938
Citizens Communications Co.	68,256	1,081,858

		1,768,796

Television - 0.2%

Sinclair Broadcast Group, Inc., Class A	37,700	577,564

Therapeutics - 0.2%

Cypress Bioscience, Inc.†	20,700	313,398
Progenics Pharmaceuticals, Inc.†	8,200	175,398
United Therapeutics Corp.†	2,400	158,376

		647,172

Tobacco - 0.3%

Alliance One International, Inc.†	82,600	793,786

Toys - 1.5%

Hasbro, Inc.	51,600	1,658,940
Marvel Entertainment, Inc.†	87,000	2,402,070

		4,061,010

Transport-Air Freight - 0.2%

Atlas Air Worldwide Holdings, Inc.†	7,600	445,588

Transport-Marine - 0.2%

Gulfmark Offshore, Inc.†	10,300	517,369

Transport-Services - 0.9%

Laidlaw International, Inc.	62,600	2,147,180
Pacer International, Inc.	14,100	379,572

		2,526,752

Transport-Truck - 0.3%

Arkansas Best Corp.	12,100	499,609
Saia, Inc.†	7,100	202,989

		702,598

Vitamins & Nutrition Products - 0.6%

NBTY, Inc.†	30,700	1,612,671

Web Portals/ISP - 0.5%

United Online, Inc.	81,200	1,385,272

Wire & Cable Products - 0.2%

Insteel Industries, Inc.	26,800	489,368

Wireless Equipment - 0.1%

CalAmp Corp.†	22,800	102,144
Carrier Access Corp.†	20,400	81,192

		183,336

Total Common Stock
(cost $227,254,664)		261,472,093

U.S. GOVERNMENT TREASURIES - 0.2%
United States Treasury Bonds - 0.2%
United States Treasury Notes 4.25% due 11/30/07(2) (cost $442,442)	$445,000	443,749

Total Long-Term Investment Securities
(cost $227,697,106)		261,915,842

REPURCHASE AGREEMENT - 4.1%

Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $11,143,476 and collateralized by Federal Home Loan Bank Notes, bearing interest at 6.00% due 05/15/08 and having approximate value of $11,476,707 (cost $11,142,000)	11,142,000	11,142,000

TOTAL INVESTMENTS (cost $238,839,106)(1)	101.8%	273,057,842
Liabilities in excess of other assets	(1.8)	(4,751,755)

NET ASSETS	100.0%	$268,306,087

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2007	Unrealized Appreciation (Depreciation)
16 Long	Russell 2000 Index	June 2007	$6,657,576	$6,788,000	$(130,424)

See Notes to Financials Statements

VALIC COMPANY II SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 85.7%
Advertising Agency - 0.4%

Omnicom Group, Inc.	29,380	$3,093,714

Advertising Sales - 0.2%

Lamar Advertising Co., Class A	25,700	1,683,350

Applications Software - 2.5%

Microsoft Corp.	719,759	22,075,009

Athletic Footwear - 1.1%

NIKE, Inc., Class B	166,460	9,446,605

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.	101,600	8,862,568

Banks-Fiduciary - 0.2%

The Bank of New York Co., Inc.†	38,460	1,559,938

Banks-Super Regional - 8.1%

Bank of America Corp.	396,215	20,092,063
Fifth Third Bancorp	190,030	8,049,671
National City Corp.	101,410	3,507,772
US Bancorp	320,790	11,092,918
Wachovia Corp.	241,680	13,096,639
Wells Fargo & Co.	403,006	14,544,486

		70,383,549

Beverages-Non-alcoholic - 3.2%

PepsiCo, Inc.	204,907	14,001,295
The Coca-Cola Co.	256,582	13,596,280

		27,597,575

Broadcast Services/Program - 0.9%

Clear Channel Communications, Inc.	195,200	7,495,680

Building & Construction Products-Misc. - 0.4%

Masco Corp.	114,820	3,468,712

Cable TV - 0.7%

Comcast Corp. Class A†	207,885	5,698,128

Coal - 0.1%

Peabody Energy Corp.	12,800	691,712

Computer Services - 0.9%

Electronic Data Systems Corp.	277,860	8,005,147

Computers - 3.7%

Apple Computer, Inc.†	117,578	14,292,782
Dell, Inc.†	135,760	3,647,871
Hewlett-Packard Co.	317,455	14,510,868

		32,451,521

Computers-Memory Devices - 0.0%

Seagate Technology†(2)(3)(4)	510	0

Consumer Products-Misc. - 0.1%

Clorox Co.	6,510	437,081

Cosmetics & Toiletries - 1.1%

Colgate-Palmolive Co.	144,495	9,675,385

Diversified Manufactured Operations - 0.1%

Danaher Corp.	10,080	740,880

E-Commerce/Services - 0.5%

eBay, Inc.†	136,224	4,435,453

Electric-Integrated - 0.6%

Pepco Holdings, Inc.	190,000	5,673,400

Electronic Components-Semiconductors - 0.2%

NVIDIA Corp.†	58,450	2,026,462

Enterprise Software/Service - 1.4%

Oracle Corp.†	625,029	12,113,062

Finance-Credit Card - 1.4%

American Express Co.	188,640	12,257,827

Finance-Investment Banker/Broker - 6.1%

Charles Schwab Corp.	19,710	442,884
Citigroup, Inc.	413,718	22,543,494
J.P. Morgan Chase & Co.	338,504	17,544,662
Merrill Lynch & Co., Inc.	131,810	12,222,741

		52,753,781

Finance-Mortgage Loan/Banker - 0.7%

Fannie Mae	94,090	6,014,233

Food-Misc. - 1.3%

General Mills, Inc.	44,720	2,738,653
Kellogg Co.	158,360	8,548,273

		11,286,926

Food-Retail - 0.4%

Safeway, Inc.	109,810	3,786,249

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	99,600	3,163,296

Independent Power Producer - 0.4%

NRG Energy, Inc.†	37,780	3,320,484

Industrial Gases - 0.6%

Praxair, Inc.	77,810	5,298,083

Insurance-Multi-line - 2.2%

Allstate Corp.	149,400	9,188,100
Hartford Financial Services Group, Inc.	53,490	5,518,563
MetLife, Inc.	70,360	4,784,480

		19,491,143

Insurance-Property/Casualty - 1.0%

The Travelers Cos., Inc.	158,740	8,598,946

Machinery-Construction & Mining - 1.2%

Caterpillar, Inc.	136,290	10,709,668

Machinery-Farming - 0.2%

Deere & Co.	14,060	1,693,808

Medical Instruments - 0.3%

Medtronic, Inc.	49,650	2,639,891

Medical Products - 0.8%

Stryker Corp.	100,250	6,747,827

Medical-Biomedical/Gene - 2.2%

Amgen, Inc.†	201,260	11,336,976
Genentech, Inc.†	96,360	7,686,637

		19,023,613

Medical-Drugs - 4.4%

Allergan, Inc.	71,250	8,872,763
Bristol-Myers Squibb Co.	366,540	11,109,828
Endo Pharmaceuticals Holdings, Inc.†	61,300	2,165,116
Forest Laboratories, Inc.†	163,640	8,298,184
King Pharmaceuticals, Inc.†	353,360	7,505,366

		37,951,257

Medical-Generic Drugs - 1.2%

Mylan Laboratories, Inc.	292,450	5,781,736
Watson Pharmaceuticals, Inc.†	138,150	4,263,309

		10,045,045

Medical-HMO - 2.6%

Aetna, Inc.	8,426	445,988
UnitedHealth Group, Inc.	219,890	12,043,375
WellPoint, Inc.†	119,260	9,708,957

		22,198,320

Medical-Wholesale Drug Distribution - 1.0%

Cardinal Health, Inc.	114,650	8,307,539

Metal-Copper - 0.9%

Southern Copper Corp.	88,970	7,889,860

Multimedia - 2.6%

News Corp., Class A	482,800	10,665,052
The Walt Disney Co.	326,220	11,561,237

		22,226,289

Networking Products - 1.9%

Cisco Systems, Inc.†	623,250	16,777,890

Office Automation & Equipment - 0.7%

Pitney Bowes, Inc.	98,700	4,712,925
Xerox Corp.†	84,630	1,596,968

		6,309,893

Oil & Gas Drilling - 1.3%

ENSCO International, Inc.	25,770	1,560,889
Transocean, Inc.†	101,950	10,015,568

		11,576,457

Oil Companies-Exploration & Production - 3.0%

Apache Corp.	122,380	9,882,185
EOG Resources, Inc.	113,320	8,714,308
Noble Energy, Inc.	111,860	7,079,619

		25,676,112

Oil Field Machinery & Equipment - 0.3%

National-Oilwell Varco, Inc.†	30,210	2,853,335

Oil-Field Services - 1.5%

Schlumberger, Ltd.	167,546	13,046,807

Pipelines - 0.2%

Williams Cos., Inc.	60,950	1,935,772

Publishing-Newspapers - 1.0%

Gannett Co., Inc.	142,200	8,364,204

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	42,950	2,074,056

Retail-Discount - 1.6%

Costco Wholesale Corp.	24,690	1,394,244
Target Corp.	179,920	11,232,406
TJX Cos., Inc.	56,300	1,574,711

		14,201,361

Retail-Drug Store - 1.5%

CVS Caremark Corp.	67,245	2,591,622
Walgreen Co.	228,930	10,331,611

		12,923,233

Retail-Regional Department Stores - 1.4%

Kohl’s Corp.†	77,140	5,810,185
Macy’s, Inc.	152,730	6,098,509

		11,908,694

Retail-Restaurants - 1.3%

McDonald’s Corp.	218,013	11,020,557

Savings & Loans/Thrifts - 1.1%

Washington Mutual, Inc.	229,430	10,030,680

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	47,800	912,980
KLA-Tencor Corp.	11,500	632,270

		1,545,250

Semiconductors Components-Intergrated Circuits - 0.7%

Analog Devices, Inc.	173,240	6,273,020

Telecom Services - 0.3%

Embarq Corp.	44,060	2,831,296

Telephone-Integrated - 1.7%

ALLTEL Corp.	137,490	9,420,815
Qwest Communications International, Inc.†	561,360	5,776,394
Telecorp PCS†(2)(3)	400	0

		15,197,209

Transport-Rail - 1.1%

CSX Corp.	177,040	8,044,697
Norfolk Southern Corp.	23,620	1,367,126

		9,411,823

Transport-Services - 2.4%

FedEx Corp.	81,210	9,064,660
United Parcel Service, Inc. Class B	167,338	12,043,316

		21,107,976

Web Portals/ISP - 1.7%

Google, Inc. Class A†	28,410	14,141,077
Yahoo!, Inc.†	22,330	640,871

		14,781,948

Wireless Equipment - 1.3%

QUALCOMM, Inc.	264,680	11,368,006

Total Long-Term Investment Securities
(cost $696,200,763)		744,234,595

SHORT-TERM INVESTMENT SECURITIES - 13.2%
Commercial Paper - 12.7%

Dresdner U.S. Finance 5.30% due 06/01/07	$30,000,000	30,000,000
RaboBank USA Financial Corp. 5.29% due 06/01/07	40,000,000	40,000,000
Societe General North America 5.29% due 06/01/07	40,000,000	40,000,000

		110,000,000

U.S. Government Treasuries - 0.5%

United States Treasury Bills
4.74% due 07/05/07(1)	260,000	258,842
4.78% due 07/05/07(1)	15,000	14,933
4.79% due 07/05/07(1)	140,000	139,372
4.81% due 06/28/07(1)	175,000	174,373
4.83% due 06/07/07(1)	950,000	949,240
4.84% due 06/07/07(1)	510,000	509,591
4.86% due 07/05/07(1)	260,000	258,817
4.86% due 06/07/07(1)	125,000	124,900

4.86% due 07/05/07(1)	1,940,000	1,931,187

		4,361,255

Total Short-Term Investment Securities
(cost $114,361,255)		114,361,255

REPURCHASE AGREEMENT - 0.9%

Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $8,004,060 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.80% due 03/08/10 and having approximate value of $8,245,563 (cost $8,003,000)	8,003,000	8,003,000

TOTAL INVESTMENTS
(cost $818,565,018) (5)	99.8%	866,598,850
Other assets less liabilities	0.2	2,061,312

NET ASSETS	100.0%	$868,660,162

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Socially Responsible Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/00	510	$0	$0	$0	0.00%

(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of May 31, 2007	Unrealized Appreciation - (Depreciation)
316 Long	S & P 500 Index	June 2007	$119,184,950	$121,099,100	$1,914,150

See Notes to Portfolio of Investments

VALIC COMPANY II STRATEGIC BOND FUND

PORTFOLIO OF INVESTMENTS - May 31, 2007 (Unaudited)

Security Description	Principal Amount(12)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 2.1%
Diversified Financial Services - 2.1%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(1)	1,465,135	$1,458,065
Banc of America Funding Corp. Series 2006-J, Class 2A1 Pass Through Certs. 5.89% due 01/20/47(1)	563,691	564,989
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(2)	345,000	339,790
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38(2)	38,000	35,254
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.93% due 02/11/44*(2)	435,000	398,455
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.93% due 09/11/38*(2)(15)	220,000	209,262
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(2)	701,000	676,753
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(2)	150,000	149,273
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.83% due 02/25/34(1)	394,143	387,796
Merrill Lynch Mtg. Investors Trust, Series 2007-5, Class H 6.12% due 08/25/48	175,000	154,881
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(2)	305,000	295,815
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(2)	220,000	213,354
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(3)	250,000	246,532
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.66% due 09/15/21*(2)(4)	500,000	500,234
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.77% due 07/15/45(2)	135,000	135,725
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)	232,115	232,980

Total Asset Backed Securities
(cost $6,096,363)		5,999,158

CONVERTIBLE BONDS & NOTES - 0.2%
Electronic Components-Semiconductors - 0.1%

Spansion LLC Senior Sub. Notes 2.25% due 06/15/16*	200,000	172,250

Medical Instruments - 0.0%

Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	25,000	25,156

Medical-Biomedical/Gene - 0.0%

Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	50,000	45,063

Medical-Nursing Homes - 0.0%

Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*	50,000	69,187

Telecom Services - 0.1%

ICO North America, Inc. Notes 7.50% due 08/15/09(3)(5)(6)	125,000	125,000

Total Convertible Bonds & Notes
(cost $419,170)		436,656

CORPORATE BONDS & NOTES - 37.8%
Advertising Services - 0.0%

R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	100,000	98,500

Aerospace/Defense - 0.1%

Raytheon Co. Senior Notes 6.75% due 08/15/07	97,000	97,222
Raytheon Co. Senior Notes 6.75% due 03/15/18	161,000	173,895

		271,117

Aerospace/Defense-Equipment - 0.2%

United Technologies Corp. Senior Notes 6.10% due 05/15/12	626,000	643,132

Agricultural Chemicals - 0.4%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	100,000	100,000
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	290,000	290,725
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	540,000	562,950
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	195,000	207,187

		1,160,862

Airlines - 0.4%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	475,000	479,750
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	272,756	280,939
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 10/02/19	47,011	49,009
Delta Air Lines, Inc. Pass Through Certs. Class A-2 7.57% due 11/18/10	175,000	183,312
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	85,000	77,572
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	48,066	48,607

		1,119,189

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	275,000	310,750

Auto-Cars/Light Trucks - 1.0%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.69% due 03/13/09(4)	85,000	85,148
Ford Motor Co. Debentures 6.38% due 02/01/29	1,105,000	825,987
Ford Motor Co. Notes 7.45% due 07/16/31	175,000	143,938
General Motors Corp. Debentures 8.25% due 07/15/23	600,000	560,250
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,260,000	1,171,800

		2,787,123

Auto/Truck Parts & Equipment-Original - 0.1%

Visteon Corp. Senior Notes 8.25% due 08/01/10	210,000	213,150

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Notes 10.00% due 03/15/25(3)(5)†	150,000	0

Banks-Commercial - 0.4%
Compass Bank Notes 5.50% due 04/01/20	130,000	125,580
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	249,138
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	68,000	67,959
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	143,000	141,406
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	100,000	96,818
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	164,000	165,340
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	100,000	100,476
US Bank NA Notes 3.90% due 08/15/08	65,000	63,729

		1,010,446

Banks-Money Center - 0.0%

RBS Capital Trust I Bank Bank Guar. Bonds 4.71% due 07/01/13(4)(7)	77,000	72,516

Banks-Super Regional - 0.2%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	152,000	148,238
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	282,000	281,930
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,315

		488,483

Beverages-Non-alcoholic - 0.0%

Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	125,000	128,281

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Senior Notes 7.25% due 05/15/17*	170,000	171,063

Brewery - 0.1%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	309,000	294,756

Broadcast Services/Program - 0.3%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	487,000	522,916

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	335,000	340,863

		863,779

Building & Construction Products-Misc. - 0.5%

Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	360,000	377,100
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	295,000	302,375
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	435,000	452,400
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14(8)	175,000	131,250

		1,263,125

Building Products-Air & Heating - 0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	125,000	126,162

Building Products-Wood - 0.1%

Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15*	250,000	236,250

Building-Residential/Commercial - 0.2%

Centex Corp. Senior Notes 5.45% due 08/15/12	85,000	82,022
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	340,000	337,541

		419,563

Cable TV - 1.6%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	525,000	532,875
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	468,000	507,780
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	165,000	175,725
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	200,000	212,500
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	1,378,000	1,529,580
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	65,000	68,250
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	466,000	459,166
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	678,000	704,622
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	95,000	97,375
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11	280,000	292,950

		4,580,823

Casino Hotels - 1.0%

Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12	335,000	351,750
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(5)	362,426	347,929
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(3)(5)	250,000	250,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	910,000	846,300
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	60,000	62,400
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.85% due 03/15/14*(4)	70,000	71,750
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	50,000	45,000
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	410,000	378,225
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	185,000	187,775
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	135,000	137,700

		2,678,829

Casino Services - 0.1%

Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*	225,000	231,750

Cellular Telecom - 0.7%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	82,000	86,203

Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	253,000	274,505
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13(4)	260,000	273,325
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	457,000	494,150
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/47	100,000	105,875
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(4)	275,000	275,687
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	275,000	283,937
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(4)	90,000	93,263

		1,886,945

Chemicals-Diversified - 0.4%

Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	75,000	79,125
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	77,000	77,262
Lyondell Chemical Co. Company Guar. 8.00% due 09/15/14	900,000	951,750
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	68,000	78,683

		1,186,820

Chemicals-Specialty - 1.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	370,000	388,962
JohnsonDiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	155,000	161,975
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	650,000	636,520
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*	160,000	168,800
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	685,000	719,250
Nalco Co. Senior Notes 7.75% due 11/15/11	100,000	103,500
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	125,000	134,063
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	205,000	212,175
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	545,000	577,700

		3,102,945

Commercial Services - 0.0%

DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	83,000	89,017
The ServiceMaster Co. Notes 7.88% due 08/15/09	36,000	37,357

		126,374

Commercial Services-Finance - 0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	224,000	221,211

Computer Services - 0.3%

Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	230,000	251,850
Computer Sciences Corp. Notes 3.50% due 04/15/08	45,000	44,236
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	415,000	440,938

		737,024

Computers-Integrated Systems - 0.0%

Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	100,000	100,000

Consulting Services - 0.0%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	100,000	103,250

Consumer Products-Misc. - 0.2%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	228,000	233,700
Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(8)	198,000	183,645
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	75,000	78,187
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	10,000	10,450

		505,982

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	175,000	166,687
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	510,000	511,275
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	450,000	474,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	57,000	58,283

		1,210,995

Containers-Paper/Plastic - 0.4%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	280,000	286,300
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	453,000	454,132
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	330,000	332,475

		1,072,907

Cosmetics & Toiletries - 0.1%

Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	100,000	99,250
Revlon Consumer Products Corp. Senior Notes 9.50% due 04/01/11	50,000	48,875

		148,125

Diagnostic Kits - 0.1%

Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12	205,000	217,300

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	336,000	352,800

Diversified Financial Services - 0.0%

AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	70,000	70,548

Diversified Manufacturing Operations - 0.3%

Clarke American Corp. Senior Notes 9.50% due 05/15/15*	175,000	178,500
Clarke American Corp. Senior Notes 10.11% due 05/15/15*(4)	125,000	125,625
Crane Co. Senior Notes 6.55% due 11/15/36	168,000	164,138
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	260,000	275,925

		744,188

Diversified Operations - 0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	85,000	84,399

Electric-Generation - 0.6%

Edison Mission Energy Senior Notes 7.20% due 05/15/19*	140,000	139,475
Edison Mission Energy Senior Notes 7.50% due 06/15/13	150,000	154,125
Edison Mission Energy Senior Notes 7.63% due 05/15/27*	300,000	303,750
Edison Mission Energy Senior Notes 7.75% due 06/15/16	260,000	270,400
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	61,812	69,561
The AES Corp. Sec. Notes 8.75% due 05/15/13*	325,000	344,906
The AES Corp. Senior Notes 8.88% due 02/15/11	235,000	253,213

		1,535,430

Electric-Integrated - 0.9%

American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07	315,000	314,422
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	175,000	164,302
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	290,000	287,103
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	99,000	99,045
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(4)	115,000	116,157
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	90,000	88,426
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	65,000	62,714

Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	135,000	134,670
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	325,000	346,125
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	300,000	324,375
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	61,000	56,961
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	49,000	49,019
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	245,000	252,814
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	40,000	42,889
PSI Energy, Inc. Debentures 7.85% due 10/15/07	119,000	119,864
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	130,000	124,938
Southern Energy, Inc. Notes 7.90% due 07/15/09†(3)(5)(6)	725,000	0

		2,583,824

Electronic Components-Semiconductors - 0.6%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	412,000	404,790
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	425,000	445,188
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*	235,000	232,650
Freescale Semiconductor, Inc. Senior Notes 9.24% due 12/15/14*(4)	25,000	25,031
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	445,000	445,556
Spansion LLC Senior Notes 11.25% due 01/15/16*	190,000	200,450

		1,753,665

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13	310,000	306,900
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	125,000	124,687

		431,587

Energy-Alternate Sources - 0.2%

Aventine Renewable Energy Holdings, Inc. Senior Notes 10.00% due 04/01/17*	235,000	244,400
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	95,000	94,644
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	235,000	254,975

		594,019

Finance-Auto Loans - 1.7%

Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	435,000	428,442
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	2,085,000	2,092,256
General Motors Acceptance Corp. Senior Notes 6.00% due 12/15/11	300,000	292,441
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	785,000	782,483
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	675,000	680,091
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	7,000	7,034
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(4)	425,000	439,902

		4,722,649

Finance-Commercial - 0.0%

Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	33,000	33,336

Finance-Consumer Loans - 0.2%

HSBC Finance Corp. Notes 4.75% due 07/15/13	104,000	98,943
John Deere Capital Corp. Debentures 5.10% due 01/15/13	384,000	375,602

		474,545

Finance-Credit Card - 0.2%

Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	433,000	447,008

Finance-Investment Banker/Broker - 0.1%

Citigroup, Inc. Senior Notes 5.88% due 05/29/37	190,000	185,678
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	180,000	178,279

		363,957

Finance-Mortgage Loan/Banker - 0.5%

Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	160,000	160,981
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	217,000	204,808
Residential Capital LLC Company Guar. Notes 6.13% due 11/21/08	70,000	69,832
Residential Capital LLC Senior Notes 6.50% due 06/01/12	297,000	295,369
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	232,000	229,301
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	382,000	383,966

		1,344,257

Food-Misc. - 0.2%

Del Monte Corp Company Guar. Notes 6.75% due 02/15/15	40,000	40,000
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	189,000	188,879
Wornick Co. Sec. Notes 10.88% due 07/15/11	225,000	194,063

		422,942

Funeral Services & Related Items - 0.4%

Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	49,187
Service Corp. International Senior Notes 7.00% due 06/15/17	125,000	124,219
Service Corp. International Senior Notes 7.38% due 10/01/14	285,000	295,331
Service Corp. International Senior Notes 7.63% due 10/01/18	285,000	302,100
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	260,000	256,100

		1,026,937

Gambling (Non-Hotel) - 0.3%

Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	335,000	361,800
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	250,000	260,625
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	70,000	74,025

		696,450

Gas-Distribution - 0.0%

Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	75,000	77,484

Golf - 0.1%

True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	310,000	278,225

Home Furnishings - 0.1%

Simmons Co. Senior Notes 10.00% due 12/15/14(8)	450,000	383,625

Hotel/Motel - 0.1%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	260,000	260,000

Human Resources - 0.0%

TeamHealth, Inc. Company Guar. 11.25% due 12/01/13	65,000	71,175

Independent Power Producers - 1.1%

Calpine Corp. Sec. Notes 8.75% due 07/15/13*(9)	1,615,000	1,711,900
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	725,000	752,187
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	30,000	34,538
Reliant Energy, Inc. Company Guar. Notes 6.75% due 12/15/14	200,000	209,000
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	331,000	358,721

		3,066,346

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	65,000	63,653

Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	35,884
USI Holdings Corp. Senior Notes 9.23% due 11/15/14*(4)	125,000	125,312
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	95,000	96,188

		321,037

Insurance-Life/Health - 0.0%

Americo Life, Inc. Notes 7.88% due 05/01/13*	28,000	28,764
Monumental Global Funding II Notes 5.65% due 07/14/11*	60,000	60,468

		89,232

Insurance-Multi-line - 0.1%

Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	50,000	50,523
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	170,000	166,416

		216,939

Insurance-Property/Casualty - 0.1%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	170,000	167,722

Leisure Products - 0.0%

K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14	25,000	26,219

Machinery-Farming - 0.1%

Case Corp. Notes 7.25% due 01/15/16	185,000	194,250
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	175,000	175,437

		369,687

Machinery-General Industrial - 0.1%

Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	150,000	158,250

Medical Information Systems - 0.1%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	400,000	408,000

Medical Products - 0.6%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	400,000	405,643
CDRV Investors, Inc. Senior Notes 9.63% due 01/01/15(8)	335,000	304,431
Encore Medical Finance LLC Senior Sub. Notes 11.75% due 11/15/14*	295,000	314,913
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	125,000	127,656
Universal Hospital Services, Inc. Sec. Notes 8.76% due 06/01/15*(4)	185,000	187,775
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	275,000	293,162

		1,633,580

Medical-Biomedical/Gene - 0.1%

Amgen, Inc. Senior Notes 6.38% due 06/01/37*	200,000	198,806
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	210,000	201,600

		400,406

Medical-Drugs - 0.3%

Abbott Laboratories Notes 5.88% due 05/15/16	345,000	350,136
American Home Products Corp. Notes 6.95% due 03/15/11	131,000	137,469
Wyeth Bonds 5.50% due 02/01/14	478,000	475,853

		963,458

Medical-Generic Drugs - 0.0%

Mylan Labs, Inc. Company Guar. Notes 6.38% due 08/15/15	65,000	67,438

Medical-HMO - 0.2%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	300,000	319,500
WellPoint, Inc. Notes 3.75% due 12/14/07	277,282	274,794

		594,294

Medical-Hospitals - 0.8%

Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	206,000	213,467
HCA, Inc. Senior Notes 6.25% due 02/15/13	435,000	405,094
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	275,000	298,375

HCA, Inc. Sec. Notes 9.25% due 11/15/16*	1,125,000	1,233,281
HCA, Inc. Sec Notes. 9.63% due 11/15/16*	185,000	203,963

		2,354,180

Medical-Nursing Homes - 0.1%

Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	50,000	53,187
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	225,000	236,250

		289,437

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	648,000	636,041

Metal Processors & Fabrication - 0.1%

Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	150,000	168,375

Metal-Aluminum - 0.1%

Alcoa, Inc. Notes 6.00% due 01/15/12	114,000	114,355
Alcoa, Inc. Bonds 6.50% due 06/15/18	221,000	223,769

		338,124

Metal-Diversified - 0.4%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	175,000	188,781
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	660,000	721,050
Noranda Aluminium Acquisition Corp. Senior Notes 9.36% due 05/15/15*	235,000	237,350

		1,147,181

Mining - 0.0%

Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	85,000	76,262

Multimedia - 0.4%

Belo Corp. Senior Notes 6.75% due 05/30/13	45,000	46,335
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	100,000	106,500
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	383,000	408,681
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	203,000	241,649
Viacom, Inc. Senior Notes 6.88% due 04/30/36	383,000	377,762

		1,180,927

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	131,000	129,473

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(3)(5)(9)(14)	75,000	0

Non-Hazardous Waste Disposal - 0.2%

Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	330,000	337,538
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	85,000	94,520

		432,058

Office Automation & Equipment - 0.4%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	700,000	729,750
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	219,000	208,285
Xerox Corp. Senior Notes 5.50% due 05/15/12	170,000	167,901

		1,105,936

Oil & Gas Drilling - 0.1%

Pride International, Inc. Senior Notes 7.38% due 07/15/14	235,000	242,050

Oil Companies-Exploration & Production - 2.0%

Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	170,000	167,840
Apache Corp. Senior Notes 6.25% due 04/15/12	600,000	617,887
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	100,000	103,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	285,000	290,344
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14*	50,000	50,938

Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	460,000	461,150
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	425,000	421,812
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	385,000	390,294
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	75,000	75,750
Dune Energy, Inc. Sec. Notes 10.50% due 06/01/12*	145,000	146,450
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	760,000	802,914
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	310,000	282,100
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	135,000	125,719
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	125,000	126,719
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	65,000	65,650
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	410,000	412,050
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	160,000	158,800
Sabine Pass LNG LP Sec. Notes. 7.25% due 11/30/13*	210,000	214,462
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*	365,000	374,125
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	220,000	209,550

		5,497,554

Oil Companies-Integrated - 0.3%

Hess Corp. Notes 7.13% due 03/15/33	337,000	360,479
Hess Corp. Bonds 7.88% due 10/01/29	160,000	183,016
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	290,000	320,100
Polar Tankers, Inc. Company Guar. Notes 5.95% due 05/10/37*	85,000	82,365

		945,960

Oil Refining & Marketing - 0.1%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	185,336

Oil-Field Services - 0.2%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	200,000	207,000
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	100,000	104,250
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	114,681	116,474

		427,724

Paper & Related Products - 0.3%

Bowater, Inc. Notes 6.50% due 06/15/13	275,000	246,125
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	335,000	319,925
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	285,000	283,575
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	100,000	99,750

		949,375

Physical Therapy/Rehabilation Centers - 0.0%

Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	100,000	102,250

Pipelines - 1.6%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	260,000	270,400
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	330,000	352,901
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	360,000	375,300
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	50,000	52,061
Dynegy Holdings, Inc. Senior Notes 7.75% due 06/01/19*	125,000	123,750
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	360,000	384,300

Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	310,000	327,437
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	275,000	330,876
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	235,000	230,594
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	310,000	326,275
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	600,000	577,500
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	200,000	210,368
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	100,000	104,250
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	660,000	739,200

		4,405,212

Poultry - 0.0%

Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	120,000	123,600

Printing-Commercial - 0.1%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15*	310,000	309,225

Private Corrections - 0.0%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	105,000	103,819

Publishing-Newspapers - 0.1%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	146,000	128,824
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	80,000	73,600

		202,424

Publishing-Periodicals - 0.1%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	395,000	389,569

Real Estate Investment Trusts - 0.5%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	100,000	99,580
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	291,000	285,128
Heritage Property Investment Trust Notes 4.50% due 10/15/09	45,000	44,956
National Health Investors, Inc. Notes 7.30% due 07/16/07	75,000	75,045
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	164,000	157,338
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	310,000	316,975
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	80,000	78,815
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	25,000	24,323
Simon Property Group LP Notes 5.38% due 08/28/08	40,000	39,833
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15	225,000	243,260
Vornado Realty LP Notes 4.50% due 08/15/09	65,000	63,496

		1,428,749

Recycling - 0.3%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	385,000	411,950
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	360,000	378,000

		789,950

Rental Auto/Equipment - 0.4%

Erac USA Finance Co. Notes 7.35% due 06/15/08*	210,000	213,274
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	285,000	307,800
Neff Corp. Senior Notes 10.00% due 06/01/15*	75,000	76,688
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	510,000	529,125

		1,126,887

Research & Development - 0.1%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	240,000	252,000

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 5.88% due 12/16/36	383,000	358,863

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	180,000	177,189

Retail-Drug Store - 0.5%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	190,000	187,646
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	368,487	361,700
General Nutrition Centers, Inc. Senior Notes 9.80% due 03/15/14*	190,000	190,950
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	545,000	540,590

		1,280,886

Retail-Major Department Stores - 0.1%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	166,500

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(3)(5)(6)(9)(10)	16,572	4,309

Retail-Petroleum Products - 0.2%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	435,000	431,737

Retail-Regional Department Stores - 0.1%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	85,000	83,608
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	19,000	18,674
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	260,000	285,350

		387,632

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	210,000	219,450
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	155,000	161,200

		380,650

Rubber-Tires - 0.1%

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	160,000	150,400

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(10)(11)	25,000	100

Savings & Loans/Thrifts - 0.4%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(4)	48,000	46,979
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	120,000	117,151
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	300,000	285,601
Washington Mutual Preferred Funding II Bonds 6.90% due 06/15/12*(4)(7)	200,000	197,379
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	280,000	278,520
Western Financial Bank Senior Debentures 9.63% due 05/15/12	92,000	98,862

		1,024,492

Soap & Cleaning Preparation - 0.0%

JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13	25,000	26,000

Special Purpose Entities - 1.3%

AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(8)	175,000	159,250
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	100,000	110,500
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	478,000	460,667
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	85,000	81,046
CCM Merger, Inc. Notes 8.00% due 08/01/13*	285,000	291,412
Chukchansi Economic Development Authority Senior Notes 8.86% due 11/15/12*(4)	75,000	76,687
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	151,000	160,060

Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(3)(4)	76,000	75,810
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	235,000	251,450
ING USA Global Funding Trust Notes 4.25% due 10/01/10	80,000	77,864
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	100,000	102,000
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	175,000	178,500
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	99,130
MXEnergy Holdings, Inc. Senior Notes 12.90% due 08/01/11*(4)	215,000	203,175
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	58,000	55,609
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09†(5)(9)(10)	200,000	12,000
PNA Intermediate Holding Corp. Senior Notes 12.36% due 02/15/13*(4)	160,000	163,200
Pricoa Global Funding I Notes 5.30% due 09/27/13*	100,000	98,624
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	163,000	160,275
Seitel Acquisition Corp. Senior Notes 9.75% due 02/15/14*	235,000	240,875
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	150,000	156,375
Snoqualmie Entertainment Authority Sec. Notes 9.15% due 02/01/14*(4)	25,000	25,563
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	75,000	75,563
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	250,000	255,625

		3,571,260

Specified Purpose Acquisitions - 0.0%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	90,000	91,434

Steel-Producers - 0.4%

Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	175,000	195,125
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	210,000	215,741
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	380,000	383,351
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	310,000	308,450
United States Steel Corp. Senior Notes 6.65% due 06/01/37	84,000	82,920

		1,185,587

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	50,000	54,563
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15*	200,000	210,000

		264,563

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Senior Notes 6.88% due 05/01/15*	140,000	139,825
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	75,000	81,750

		221,575

Telecom Services - 0.4%

Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	25,000	25,250
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	125,000	121,875
Insight Midwest LP Senior Notes 9.75% due 10/01/09	26,000	26,325
Mastec, Inc. Senior Notes 7.63% due 02/01/17*	150,000	153,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	650,000	684,125
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	200,000	211,672

		1,222,247

Telephone-Integrated - 1.9%

AT&T Corp. Senior Notes 7.30% due 11/15/11	344,000	368,540

BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	611,235
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	24,531
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	410,000	420,250
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	285,000	283,575
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	547,000	592,128
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	40,000	39,979
LCI International, Inc. Senior Notes 7.25% due 06/15/07	1,075,000	1,075,000
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	285,000	292,481
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	50,000	55,368
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	995,000	1,027,337
Southwestern Bell Telephone Co. Notes 6.55% due 10/07/08	200,000	202,093
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	338,000	329,849
Verizon New York, Inc. Debentures 6.88% due 04/01/12	130,000	135,465

		5,457,831

Television - 0.6%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	385,000	397,031
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	75,000	75,000
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	275,000	277,750
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(4)	380,000	396,150
Univision Communications, Inc. Company Guar. Notes 3.50% due 10/15/07	45,000	44,494
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	210,000	205,275
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	285,000	289,987

		1,685,687

Textile-Products - 0.1%

Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10	175,000	179,253

Theaters - 0.5%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	825,000	851,813
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)	535,000	494,206

		1,346,019

Transactional Software - 0.1%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	365,000	378,687

Transport-Air Freight - 0.7%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	153,536	155,839
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	372,480	385,517
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	486,267	547,051
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	477,323	499,399
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	37,457	37,082
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	234,639

		1,859,527

Transport-Rail - 0.2%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55(4)	170,000	159,871
Burlington Northern Santa Fe Corp. Notes 6.15% due 05/01/37	125,000	122,801

Union Pacific Corp. Notes 3.88% due 02/15/09	326,000	317,724
Union Pacific Corp. Debentures 7.00% due 02/01/16	48,000	50,914

		651,310

Transport-Services - 0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	45,000	45,015
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	130,000	127,400
Ryder System, Inc. Notes 5.85% due 03/01/14	43,000	42,461
Ryder System, Inc. Notes 5.85% due 11/01/16	100,000	96,894

		311,770

Transport-Truck - 0.0%

Swift Acquisition Corp. Sec. Notes 12.50% due 05/15/17*	90,000	87,975

Travel Services - 0.1%

Travelport LLC Senior Notes 9.88% due 09/01/14*	160,000	172,400
Travelport LLC Senior Notes 9.99% due 09/01/14*(4)	50,000	51,875
Travelport LLC Senior Sub. Notes 11.88% due 09/01/16*	25,000	28,188

		252,463

Wire & Cable Products - 0.2%

Belden CDT, Inc. Senior Sub. Notes 7.00% due 03/15/17*	625,000	639,914

Total Corporate Bonds & Notes
(cost $104,573,412)		106,160,723

FOREIGN CORPORATE BONDS & NOTES - 5.1%
Banks-Commercial - 0.1%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	15,000	15,300
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.92% due 12/30/09(4)(7)	78,000	65,351
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(7)	203,000	202,360
Societe Generale Sub. Notes 5.92% due 04/05/17*(4)(7)	90,000	88,361

		371,372

Banks-Money Center - 0.1%

HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(7)	125,000	125,475
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09	100,000	104,730
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(4)(7)	38,000	38,274

		268,479

Broadcast Services/Program - 0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	149,000	155,830

Building & Construction-Misc. - 0.1%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	190,000	195,700

Building Products-Doors & Windows - 0.0%

Masonite International Corp. Senior Sub. Notes 11.00% due 04/06/15*	35,000	33,075

Chemicals-Specialty - 0.2%

Rhodia SA Senior Notes 8.88% due 06/01/11	622,000	649,604

Computers-Memory Devices - 0.1%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	285,000	281,794

Diversified Financial Services - 0.1%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	155,000	146,365

Diversified Manufacturing Operations - 0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	300,000	319,500
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	100,000	104,698

		424,198

Diversified Operations - 0.1%

Hutchison Whampoa, Ltd. Company Guar. Notes 7.50% due 08/01/27*	200,000	225,552

Electronic Components-Misc. - 0.1%

NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*	270,000	279,450

Electronic Components-Semiconductors - 0.1%

Avago Technologies Finance Company Guar. Notes 10.13% due 12/01/13		150,000	163,500
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11		50,000	51,250

			214,750

Finance-Other Services - 0.0%

Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*		138,000	138,000

Food-Meat Products - 0.1%

JBS SA Senior Notes 10.50% due 08/04/16*		175,000	195,344

Housewares - 0.2%

Vitro SA de CV Senior Notes 9.13% due 02/01/17*		620,000	650,225

Independent Power Producer - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(5)(10)		175,000	175

Insurance-Multi-line - 0.1%

Aegon NV Sub. Bonds 5.36% due 07/15/14(4)(7)		112,000	96,768
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(7)		92,000	86,701
ING Groep NV Bonds 5.78% due 12/08/15(4)(7)		230,000	225,209

			408,678

Investment Companies - 0.0%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*		92,000	91,792

Machinery-Construction & Mining - 0.1%

Atlas Copco AB Bonds 5.60% due 05/22/17*		160,000	157,932

Medical-Drugs - 0.4%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		260,000	248,300
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(4)		265,000	275,600
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		255,000	259,781
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13		225,000	240,188
Elan Finance PLC Company Guar. Notes 9.36% due 11/15/11(4)		100,000	102,000

			1,125,869

Metal-Aluminum - 0.0%

Alcan, Inc. Senior Notes 5.75% due 06/01/35		90,000	81,028

Music - 0.1%

Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*		175,000	183,750

Oil Companies-Exploration & Production - 0.3%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		385,000	388,850
Nexen, Inc. Bonds 6.40% due 05/15/37		141,000	137,242
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*		210,000	223,125
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13		225,000	230,625

			979,842

Oil Companies-Integrated - 0.1%

ENI Coordination Center SA Company Guar. Notes 5.25% due 12/27/07	GBP	135,000	265,676

Paper & Related Products - 0.2%

Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13		140,000	116,200
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		295,000	281,725
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11		110,000	106,013

			503,938

Pipelines - 0.1%

Enbridge, Inc. Bonds 5.80% due 06/15/14		190,000	189,822
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		78,000	73,489

			263,311

Printing-Commercial - 0.1%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	285,000	294,263

Real Estate Operations & Development - 0.0%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	69,000	71,510

Retail-Drug Store - 0.1%

Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14	200,000	215,886

Satellite Telecom - 0.5%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(4)	200,000	204,500
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	375,000	428,437
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(8)	495,000	415,800
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	460,000	393,300

		1,442,037

Semiconductor Equipment - 0.0%

MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11	25,000	21,813
MagnaChip Semiconductor SA Sec. Notes 8.60% due 12/15/11(4)	25,000	23,062

		44,875

Special Purpose Entities - 0.4%

Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	310,000	323,950
Hellas Telecommunications Luxembourg II Sub. Notes 11.11% due 01/15/15*(4)	355,000	368,313
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(7)	286,000	298,764
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	55,000	53,078
SMFG Preferred Capital, Ltd. Sub. Bonds 6.08% due 01/25/17*(4)(7)	121,000	119,070

		1,163,175

Specified Purpose Acquisitions - 0.1%

Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	145,000	149,713

Telecom Services - 0.2%

Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	40,000	39,650
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	75,000	83,063
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(8)	368,000	350,520
TELUS Corp. Notes 7.50% due 06/01/07	32,000	32,000

		505,233

Telephone-Integrated - 0.6%

British Telecommunications PLC Bonds 8.63% due 12/15/30	558,000	749,623
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	478,000	451,985
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	350,000	356,972

		1,558,580

Transport-Marine - 0.1%

Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*	125,000	132,656
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	235,000	242,050

		374,706

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	90,000	92,732
Kansas City Southern de Mexico SA de CV Senior Notes 7.38% due 03/01/14*	50,000	50,750

		143,482

Total Foreign Corporate Bonds & Notes (cost $14,268,234)		14,255,189

FOREIGN GOVERNMENT AGENCIES - 29.2%
Sovereign - 29.2%

Federal Republic of Brazil Bonds 5.81% due 01/05/16	908,000	487,052
Federal Republic of Brazil Bonds 6.00% due 01/17/17	1,180,000	1,187,670
Federal Republic of Brazil Notes 7.88% due 03/07/15	850,000	959,650
Federal Republic of Brazil Notes 8.00% due 01/15/18	1,820,000	2,032,940

Federal Republic of Brazil Bonds 8.25% due 01/20/34		500,000	637,500
Federal Republic of Brazil Notes 8.75% due 02/04/25		720,000	929,520
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,250,000	1,564,375
Federal Republic of Brazil Notes 8.88% due 04/15/24		100,000	129,750
Federal Republic of Brazil Notes 10.25% due 06/17/13		1,245,000	1,535,085
Federal Republic of Brazil Bonds 10.25% due 01/10/28	BRL	1,450,000	879,360
Federal Republic of Brazil Bonds 10.50% due 07/14/14		330,000	422,400
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,945,000	2,606,300
Federal Republic of Germany Bonds 4.13% due 07/04/08	EUR	475,000	637,538
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	175,000	236,335
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	498,000	757,831
Government of Australia Bonds 5.75% due 06/15/11	AUD	3,490,000	2,845,953
Government of Australia Bonds 7.50% due 09/15/09	AUD	1,830,000	1,554,645
Government of Canada Notes 3.75% due 06/01/09	CAD	2,475,000	2,277,967
Government of Canada Bonds 4.00% due 09/01/10	CAD	2,580,000	2,371,304
Government of Canada Bonds 5.00% due 06/01/14	CAD	2,110,000	2,032,236
Government of Canada Bonds 5.25% due 06/01/13	CAD	1,360,000	1,320,215
Government of France Bonds 3.00% due 10/25/15	EUR	950,000	1,152,554
Government of France Bonds 4.75% due 04/25/35	EUR	420,000	580,237
Government of Peru Bonds 6.55% due 03/14/37		120,000	124,980
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	600,000	1,080,410
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	1,130,000	1,464,304
Kingdom of Denmark Bonds 7.00% due 11/15/07	DKK	9,450,000	1,724,733
Kingdom of Netherlands Bonds 3.00% due 07/15/07	EUR	475,000	638,203
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	20,220,000	3,378,808
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	11,570,000	2,053,978
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	170,000	267,705
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	4,065,000	595,997
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	16,300,000	2,391,031
Republic of Argentina Notes 5.25% due 12/31/38(8)		2,274,637	1,028,136
Republic of Argentina Bonds 7.00% due 03/28/11		1,078,000	1,086,085
Republic of Argentina Bonds 7.00% due 09/12/13		500,000	487,500
Republic of Argentina Bonds 7.00% due 10/03/15		560,000	520,800
Republic of Argentina Notes 8.28% due 12/31/33		1,630,831	1,705,849
Republic of Colombia Notes 7.38% due 01/27/17		500,000	549,750
Republic of Colombia Bonds 7.38% due 09/18/37		160,000	178,880
Republic of Columbia Bonds 8.13% due 05/21/24		250,000	299,750
Republic of Columbia Notes 8.25% due 12/22/14		390,000	447,525
Republic of El Salvador Bonds 7.65% due 06/15/35*		190,000	221,350

Republic of Greece Senior Notes 4.50% due 09/20/37	EUR	545,000	692,566
Republic of Greece Bonds 5.25% due 05/18/12	EUR	362,000	502,690
Republic of Indonesia Notes 8.50% due 10/12/35		430,000	531,344
Republic of Pakistan Bonds 6.88% due 06/01/17*		310,000	306,125
Republic of Panama Bonds 6.70% due 01/26/36		500,000	525,000
Republic of Peru Notes 7.35% due 07/21/25		705,000	812,512
Republic of Peru Bonds 8.75% due 11/21/33		255,000	339,150
Republic of Philippines Senior Notes 6.38% due 01/15/32		500,000	488,125
Republic of Philippines Bonds 7.75% due 01/14/31		160,000	181,696
Republic of Philippines Notes 8.00% due 01/15/16		460,000	518,650
Republic of Philippines Notes 8.25% due 01/15/14		460,000	513,475
Republic of Philippines Notes 8.88% due 03/17/15		750,000	877,500
Republic of Philippines Senior Notes 9.50% due 02/02/30		760,000	1,016,500
Republic of Philippines Bonds 9.88% due 01/15/19		400,000	524,000
Republic of Philippines Notes 10.63% due 03/16/25		370,000	535,112
Republic of Turkey Notes 6.88% due 03/17/36		1,170,000	1,132,677
Republic of Turkey Bonds 7.00% due 09/26/16		290,000	297,250
Republic of Turkey Notes 7.00% due 06/05/20		700,000	712,670
Republic of Turkey Notes 7.25% due 03/15/15		1,130,000	1,182,262
Republic of Turkey Notes 7.38% due 02/05/25		1,000,000	1,037,500
Republic of Turkey Notes 8.00% due 02/14/34		250,000	276,093
Republic of Turkey Notes 9.50% due 01/15/14		495,000	577,294
Republic of Turkey Senior Notes 11.88% due 01/15/30		330,000	513,975
Republic of Uruguay Bonds 7.50% due 03/15/15		150,000	163,875
Republic of Uruguay Bonds 8.00% due 11/18/22		945,000	1,100,925
Republic of Uruguay Notes 9.25% due 05/17/17		280,000	345,800
Republic of Venezuela Bonds 6.00% due 12/09/20		180,000	158,850
Republic of Venezuela Bonds 7.00% due 12/01/18		200,000	193,700
Republic of Venezuela Bonds 7.65% due 04/21/25		760,000	761,900
Republic of Venezuela Notes 8.50% due 10/08/14		405,000	430,312
Republic of Venezuela Bonds 9.25% due 09/15/27		2,410,000	2,787,165
Republic of Venezuela Bonds 9.38% due 01/13/34		1,060,000	1,232,250
Russian Federation Bonds 7.50% due 03/31/30(8)		4,671,525	5,239,115
Russian Federation Notes 12.75% due 06/24/28		150,000	271,464
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		570,000	577,837
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16		250,000	254,138
Ukrainian Soviet Socialist Republic Notes 7.65% due 06/11/13		720,000	780,336
United Mexican States Notes 5.63% due 01/15/17		570,000	570,855
United Mexican States Notes 7.50% due 04/08/33		525,000	634,200

United Mexican States Bonds 8.00% due 12/24/08	MXN	6,100,000	571,973
United Mexican States Bonds 8.00% due 09/24/22		390,000	478,920
United Mexican States Notes 8.13% due 12/30/19		800,000	976,000
United Mexican States Bonds 8.30% due 08/15/31		540,000	704,700

Total Foreign Government Agencies (cost $79,148,686)			81,712,672

FOREIGN GOVERNMENT TREASURIES - 1.7%
Sovereign - 1.7%
Government of United Kingdom Bonds 4.00% due 03/07/09	GBP	520,000	1,000,199
Government of United Kingdom Bonds 4.25% due 03/07/11	GBP	1,205,000	2,276,789
Government of United Kingdom Bonds 5.00% due 03/07/08	GBP	699,000	1,377,169

Total Foreign Government Treasuries (cost $4,630,295)			4,654,157

LOAN AGREEMENTS - 0.1%
Diversified Financial Services - 0.1%

Wind Acquisitions Holdings Finance S.A. 12.61% due 12/21/11†(5)(6)		200,000	205,375

Total Loan Agreements (Cost $205,957)
U.S. GOVERNMENT AGENCIES - 10.6%
Federal Home Loan Bank - 0.1%

4.50% due 09/08/08		400,000	396,097

Federal Home Loan Mtg. Corp. - 4.7%

4.13% due 07/12/10		200,000	194,231
4.25% due 06/23/08		400,000	395,669
4.35% due 06/02/08		400,000	396,297
4.45% due 03/06/08		400,000	397,399
4.50% due 02/01/20		420,054	402,130
4.50% due 08/01/20		165,922	158,842
4.75% due 01/18/11		280,000	276,401
5.00% due 09/01/18		557,297	544,764
5.00% due 07/01/20		401,603	391,754
5.00% due 05/01/34		617,493	589,065
5.00% due 02/01/35		101,361	96,694
5.00% due 08/01/35		801,639	764,144
5.00% due 11/01/35		905,383	863,035
5.00% due 11/01/36		541,171	515,356
5.00% due 01/01/37		296,858	282,698
5.00% due 04/01/37		773,189	735,837
5.34% due 12/01/35(4)		435,085	432,273
5.50% due 07/01/35		330,940	323,574
5.71% due 08/01/36(4)		903,720	901,585
5.81% due 01/01/37(4)		335,929	335,644
5.82% due 01/01/37(4)		266,140	267,010
6.00% due 01/01/30		39,915	40,199
6.00% due 02/01/32		208,982	210,265
6.00% due 07/01/35		257,506	257,581
6.00% due 05/01/37		1,500,000	1,499,450
6.20% due 09/01/36(4)		132,726	134,595
6.50% due 07/01/29		5,845	6,004
6.50% due 12/01/35		1,864	1,896
6.50% due 02/01/36		185,117	188,324
6.50% due 05/01/37		575,000	584,238
6.88% due 09/15/10		772,000	812,117
7.00% due 06/01/29		13,776	14,308

			13,013,379

Federal National Mtg. Assoc. - 5.8%

4.50% due 06/01/19		362,463	347,364
4.75% due 12/15/10		251,000	247,764
5.00% due 01/01/37		394,955	375,875
5.00% due 05/01/37		650,000	618,600
5.50% due 03/01/18		25,912	25,790
5.50% due 07/01/19		120,176	119,426
5.50% due 01/01/29		68,318	67,085
5.50% due 05/01/29		22,308	21,891
5.50% due 06/01/34		391,365	382,981
5.50% due 02/01/36(4)		240,199	241,090
5.50% due 11/01/36		811,508	792,723
5.50% due 12/01/36		764,379	742,502
5.50% due 04/01/37		2,400,001	2,343,311
5.50% due 05/01/37		4,679,814	4,569,274
6.00% due 02/01/32		88,365	88,854
6.00% due 10/01/34		663,709	664,890
6.00% due 10/01/36		2,681,022	2,679,038
6.00% due 11/01/36		747,803	744,145
6.50% due 12/01/31		84,704	86,877
6.50% due 04/01/34		201,108	205,311
6.50% due 02/01/35		99,190	100,880
6.50% due 07/01/36		768,152	780,262
7.50% due 03/01/32		8,927	9,313
8.50% due 08/01/31		19,653	21,143

			16,276,389

Total U.S. Government Agencies (cost $30,085,702)			29,685,865

U.S. GOVERNMENT TREASURIES - 5.6%
United States TreasuryBonds - 0.2%

4.50% due 02/15/36		548,000	504,460

United States Treasury Notes - 5.4%

2.75% due 08/15/07	5,000,000	4,978,905
3.00% due 11/15/07	2,000,000	1,983,282
3.63% due 01/15/10	538,000	521,650
4.00% due 08/31/07	1,700,000	1,696,281
4.00% due 06/15/09	410,000	402,921
4.00% due 02/15/14	1,000,000	950,703
4.25% due 01/15/11	1,000,000	980,391
4.50% due 11/15/15	586,000	570,251
4.63% due 11/15/16	130,000	127,268
4.63% due 02/15/17	1,000,000	978,516
4.88% due 04/30/11	300,000	300,234
4.88% due 05/31/11	1,400,000	1,401,313
6.50% due 02/15/10	300,000	312,117

		15,203,832

Total U.S. Government Treasuries
(cost $15,763,945)		15,708,292

COMMON STOCK - 0.6%
Casino Services - 0.0%

Shreveport Gaming Holdings, Inc.†(3)(5)(6)	1,280	29,470

Cellular Telecom - 0.4%

iPCS, Inc.†(5)(6)	27,658	961,945

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.(3)(5)(6)	5,372	28,203

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc.†	1,768	4,066

Oil-Field Services - 0.2%

Trico Marine Services, Inc.†	15,969	672,455

Retail-Music Store - 0.0%

MTS, Inc.†(3)(5)(6)	3,863	0

Total Common Stock
(cost $846,655)		1,696,139

PREFERRED STOCK - 0.7%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 5.87%*(4)	11,600	279,125

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX 6.38%	4,350	107,358

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(8)	12,000	280,200

Finance-Mortgage Loan/Banker - 0.0%

Fannie Mae Series O, 7.02%(4)	997	52,529

Oil Companies-Exploration & Production - 0.3%

EXCO Resources, Inc.(3)(6) Series A-2, 11.00%	44	484,000
EXCO Resources, Inc. Convertible(3)(6) Series A-1, 7.00%	11	121,000
Transmeridian Exploration, Inc. 15.00%(3)	1,102	88,160

		693,160

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities 5.92%(4)	9,200	215,280

Telephone-Integrated - 0.1%

AT&T, Inc. 6.38%	15,000	372,300

Total Preferred Stock
(cost $2,004,952)		1,999,952

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(3)	6,905	1,726

Telephone-Integrated - 0.0%

GT Group Telecom, Inc. Expires 02/01/10†*(3)(5)	50	1

Total Warrants
(cost $18,990)		1,727

Total Long-Term Investment Securities
(cost $258,062,361)		262,515,905

REPURCHASE AGREEMENT - 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 4.77%, dated 05/31/07, to be repurchased 06/01/07 in the amount of $13,238,754 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 10/26/07 and having approximate value of $13,636,791 (cost $13,237,000)	13,237,000	13,237,000

TOTAL INVESTMENTS
(cost $271,299,361) (13)	98.4%	275,752,905
Other assets less liabilities	1.6	4,610,492

NET ASSETS	100.0%	$280,363,397

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $31,694,893 representing 11.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2007

†	Non-income producing security
(1)	Collateralized Mortgaged Obligation
(2)	Commercial Mortgaged Back Security
(3)	Fair valued security; see Note 1
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007
(5)	Illiquid security
(6)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc.
Common Stock	06/17/04	$635	$5,490
	11/09/04	4,737	35,231

		5,372	40,721	$28,203	$5.25	0.01%
EXCO Resources, Inc. 11.00%
Preferred Stock	03/29/07	44	440,000	484,000	11,000	0.17
EXCO Resources, Inc. Convertible 7.00%
Preferred Stock	03/29/07	11	110,000	121,000	11,000	0.04
ICO North America, Inc.:
7.50% due 08/15/09	08/11/05	125,000	125,000	125,000	1.05	0.04
iPCS, Inc.
Common Stock	08/12/04	27,658	419,580	961,945	34.78	0.34
MTS, Inc.:
10.00% due 03/15/09	03/16/04	13,636	49,087
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		16,572	50,311	4,309	0.26	0.00
MTS, Inc.:
Common Stock	03/16/04	3,863	0	0	0.00	0.00
Shreveport Gaming Holdings, Inc.	07/21/05	257	5,919
Common Stock	07/29/05	1,023	23,551

		1,280	29,470	29,470	23.02	0.01
Southern Energy, Inc.:
7.90% due 07/15/09	01/10/06	725,000	0	0	0.00	0.00
Wind Acquisitions Holdings Finance S.A.
12.61% due 12/21/11
Loan Agreement	03/19/07	100,000	102,500	102,500	1.03	0.04
Wind Acquisitions Holdings Finance S.A.
12.61% due 12/21/11
Loan Agreement	03/15/07	100,000	103,457	102,875	1.03	0.04

				1,959,302		0.69%

(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	Bond in default
(11)	Company has filed Chapter 7 bankruptcy protection.
(12)	Denominated in United States Dollars unless otherwise indicated.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(15)	Variable Rate Security - the rate reflected is as of May 31, 2007, maturity date reflects the stated maturity date.

Country Allocation*
United States	63.0%
Brazil	4.8
Canada	4.1
United Kingdom	2.5
Russia	2.0
Turkey	2.0
Venezuela	2.0
Norway	1.9
Mexico	1.8
Argentina	1.7
Philippines	1.7
Australia	1.6
Sweden	1.1
France	0.9
Belgium	0.7
Denmark	0.6
Germany	0.6
Greece	0.6
Ukrainian SSR	0.6
Uruguay	0.6
Bermuda	0.5
Colombia	0.5
Peru	0.5
Cayman Islands	0.4
Luxembourg	0.4
Netherlands	0.4
Indonesia	0.2
Ireland	0.2
Panama	0.2
Marshall Islands	0.1
Pakistan	0.1
Spain	0.1

98.4%

*	Calculated as a percentage of Net Assets

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar.
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

See Notes to Portfolio of Investments

VALIC Company II

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At May 31, 2007, Money Market II Fund held 4.4% undivided interest, representing $7,697,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated May 31, 2007, bears interest at a rate of 5.05% per annum, has a principal amount of $175,000,000, a repurchase price of $175,024,549 and matures June 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.00%	07/15/12	$100,000,000	$118,375,000
U.S. Treasury Inflation Index Bonds	1.63%	01/15/15	59,384,000	60,126,300

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of May 31, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$1,420,608	$1,064,664
Conservative Growth Lifestyle	Various VC I and VC II Funds*	770,286	398,630
Moderate Growth Lifestyle	Various VC I and VC II Funds*	1,796,269	1,158,626

Fund	Security	Market Value at 8/31/06	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/07
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$54,057,210	$41,030,910†	$25,267,120	$2,782,971	6,742,093	$79,346,064
Conservative Growth Lifestyle	Various VC I and VC II Funds*	37,382,856	24,574,069†	19,041,698	1,332,238	2,578,958	46,826,423
Moderate Growth Lifestyle	Various VC I and VC II Funds*	88,671,332	57,072,878†	41,591,755	4,370,114	7,940,652	116,463,221

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

Note 4 — Federal Income Taxes

As of May 31, 2007, the amounts of unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short - term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$66,226,084	$3,765,172	$79,903	$3,685,269
Capital Appreciation	62,147,638	16,403,412	438,569	15,964,843
Conservative Growth Lifestyle	39,991,194	1,516,797	301,769	1,215,028
Core Bond	199,901,303	864,274	2,509,695	(1,645,421)
High Yield Bond	199,117,263	7,551,482	2,216,612	5,334,870
International Small Cap Equity	586,879,585	141,941,436	23,779,686	118,161,750
Large Cap Value	361,816,853	48,511,550	5,046,900	43,464,650
Mid Cap Growth	67,316,697	14,949,933	982,404	13,967,529
Mid Cap Value	443,361,728	102,999,188	3,198,544	99,800,644
Moderate Growth Lifestyle	97,715,476	4,823,852	371,938	4,451,914
Money Market II	272,975,452	—	—	—
Small Cap Growth	49,186,854	11,704,456	2,355,067	9,349,389
Small Cap Value	239,021,064	37,118,949	3,082,171	34,036,778
Socially Responsible	820,624,842	53,257,934	7,283,926	45,974,008
Strategic Bond	271,714,718	7,043,102	3,004,915	4,038,187

Note 5 — Other Matters

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of The Variable Annuity Life Insurance Company (“Adviser”), AIG SunAmerica Asset Management Corp. (“SAAMCo”), AIG Global Investment Corp. (“AIGGIC”) and American General Distributors, Inc. (“AGDI”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, AIG SAAMCo, AIGGIC and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	July 30, 2007

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 30, 2007